UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Balanced Fund

Annual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2018

Eaton Vance

Balanced Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22 and 34

Federal Tax Information	23

Special Meeting of Shareholders	35

Board of Trustees’ Contract Approval	36

Management and Organization	38

Important Notices	41

Eaton Vance

Balanced Fund

December 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock indexes declined during the 12-month period ended December 31, 2018, as a sharp downturn in the final quarter of the year erased earlier gains.

U.S. stocks opened the period on an upswing, as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.

In February 2018, however, U.S. stocks pulled back amid fears of rising interest rates. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. Despite a brief rally in technology stocks during the summer months, markets plunged in the final three months of the period amid global trade war fears and sagging economies in China and Europe. Despite a partial rebound in the final days of the period, the U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.

For the 12-month period ended December 31, 2018, the blue-chip Dow Jones Industrial Average®2 declined 3.48%, while the broader U.S. equity market represented by the S&P 500® Index fell 4.38%. The technology-laden NASDAQ Composite Index fell 2.84 % during the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

As the economy showed signs of strength for most of the year, the U.S. Federal Reserve raised interest rates four times during the period with the federal funds rate ending the year at 2.5%, the highest level since January 2008.

U.S. fixed-income markets, depending on the segment of the market, eked out meager positive or negative returns during the period. U.S. investment-grade fixed-income securities marginally advanced during the period, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 0.01%. Hurt by growing volatility late in the period, higher-risk assets retreated, with the ICE BofAML U.S. High Yield Index returning –2.26%. The 10-year U.S. Treasury bond yield closed at 2.69%, up from 2.40% at the outset of the period.

Fund Performance

For the 12-month period ended December 31, 2018, Eaton Vance Balanced Fund (the Fund) returned –3.43% for Class A shares at net asset value (NAV), outperforming its primary benchmark, the S&P 500® Index (the Index), which returned –4.38%.

At period end, 56% of the Fund was invested in equities through Stock Portfolio, while 43% was invested in fixed-income securities through Core Bond Portfolio. In the Fund’s equity allocation, stock selections in the materials and communication services sectors were leading contributors to outperformance during the period.

In the industrials sector, the Stock Portfolio’s lack of exposure to General Electric Co. (GE) significantly enhanced performance. Although GE hired a new CEO who promised to bring change, the company suffered from sub-par stock performance in 2018 due to pension liabilities and legal issues, among other matters.

In information technology, the Stock Portfolio’s holding of Adobe, Inc. (Adobe) was an important contributor as the company continued to benefit from the long-term, secular trend toward digital formats in advertising. Strong demand for Adobe’s core products — Photoshop and Omniture — and new products like Stock, a database of stock images, drove revenue above market expectations during the period. In addition, the company raised prices for its products and met little resistance from customers.

Despite the positive impact of not holding GE in its portfolio, overall stock selections in industrials detracted from Fund performance relative to the Index. Stock selections in consumer staples also weighed down on relative performance during the period.

In industrials, FedEx Corp. was a significant detractor. The company lowered its projections for earnings after the U.S. threatened to impose tariffs on Chinese imports, raising concerns about decelerating global trade. The stock was further weighed down by the company’s difficulties in integrating a relatively new acquisition, TNT Express, which was still recovering from a 2017 cyber attack.

In consumer staples, Conagra Brands, Inc., which manufactures and sells packaged foods, also detracted from relative performance during the period. Its shares fell on concerns over lower-than-expected revenues and that the company might be too highly leveraged following its acquisition of Pinnacle Foods, Inc. The security was sold during the period.

Among the Core Bond Portfolio’s fixed-income holdings, security selections and a short-duration6 position contributed to Fund returns relative to the Fund’s secondary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the Bloomberg Barclays Agg). In particular, security selections in investment-grade corporate bonds and commercial mortgage-backed securities were beneficial. Core Bond Portfolio’s shorter-than-Bloomberg Barclays Agg duration enhanced performance as interest rates rose across the curve during the period.

Conversely, an overweight allocation to investment-grade corporate bonds detracted as the sector posted negative returns during the period. An underweight allocation to U.S. Treasurys and mortgage- backed securities further dampened relative returns as these sectors advanced during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Balanced Fund

December 31, 2018

Performance2,3

Portfolio Managers Charles B. Gaffney, Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV		04/01/1932	04/01/1932	–3.43%	5.23%	8.97%
Class A with 5.75% Maximum Sales Charge		—	—	–9.02	3.98	8.32
Class B at NAV		11/02/1993	04/01/1932	–4.15	4.43	8.14
Class B with 5% Maximum Sales Charge		—	—	–8.70	4.10	8.14
Class C at NAV		11/02/1993	04/01/1932	–4.03	4.46	8.17
Class C with 1% Maximum Sales Charge		—	—	-4.94	4.46	8.17
Class I at NAV		09/28/2012	04/01/1932	–3.19	5.48	9.14
Class R at NAV		05/02/2016	04/01/1932	–3.61	5.10	8.90
Class R6 at NAV		05/02/2016	04/01/1932	–3.13	5.52	9.16
S&P 500® Index		—	—	–4.38%	8.49%	13.11%
Bloomberg Barclays U.S. Aggregate Bond Index		—	—	0.01	2.52	3.48
Blended Index		—	—	–2.35	6.24	9.42

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I	Class R	Class R6
Gross	0.99%	1.74%	1.74%	0.74%	1.24%	0.70%
Net	0.98	1.73	1.73	0.73	1.23	0.69

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	12/31/2008	$21,871	N.A.
Class C	$10,000	12/31/2008	$21,940	N.A.
Class I	$250,000	12/31/2008	$599,631	N.A.
Class R	$10,000	12/31/2008	$23,479	N.A.
Class R6	$1,000,000	12/31/2008	$2,402,566	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Balanced Fund

December 31, 2018

Fund Profile5

Asset Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

Fixed Income Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Balanced Fund

December 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization- weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

[6]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

5

Eaton Vance

Balanced Fund

December 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (7/1/18 – 12/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$956.70	$4.83	**	0.98%
Class B	$1,000.00	$952.60	$8.51	**	1.73%
Class C	$1,000.00	$953.30	$8.52	**	1.73%
Class I	$1,000.00	$956.90	$3.60	**	0.73%
Class R	$1,000.00	$955.80	$6.06	**	1.23%
Class R6	$1,000.00	$957.20	$3.40	**	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.99	**	0.98%
Class B	$1,000.00	$1,016.50	$8.79	**	1.73%
Class C	$1,000.00	$1,016.50	$8.79	**	1.73%
Class I	$1,000.00	$1,021.50	$3.72	**	0.73%
Class R	$1,000.00	$1,019.00	$6.26	**	1.23%
Class R6	$1,000.00	$1,021.70	$3.52	**	0.69%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Balanced Fund

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Investment in Core Bond Portfolio, at value (identified cost, $339,780,068)	$332,160,336

Investment in Stock Portfolio, at value (identified cost, $404,530,523)	426,808,305

Receivable for Fund shares sold	1,823,741

Receivable from affiliate	123,780

Total assets	$760,916,162

Liabilities

Payable for Fund shares redeemed	$3,123,231

Payable to affiliates:

Administration fee	26,514

Distribution and service fees	260,463

Trustees’ fees	125

Accrued expenses	216,583

Total liabilities	$3,626,916

Net Assets	$757,289,246

Sources of Net Assets

Paid-in capital	$733,605,733

Distributable earnings	23,683,513

Net Assets	$757,289,246

7	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2018

Statement of Assets and Liabilities — continued

Class A Shares	December 31, 2018

Net Assets	$294,742,487

Shares Outstanding	35,602,254

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.28

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$8.79

Class B Shares

Net Assets	$1,408,477

Shares Outstanding	169,512

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.31

Class C Shares

Net Assets	$221,669,423

Shares Outstanding	26,659,307

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.31

Class I Shares

Net Assets	$208,740,252

Shares Outstanding	25,204,458

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.28

Class R Shares

Net Assets	$2,513,695

Shares Outstanding	304,472

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.26

Class R6 Shares

Net Assets	$28,214,912

Shares Outstanding	3,406,740

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.28

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Dividends allocated from Portfolios (net of foreign taxes, $51,808)	$9,258,200

Interest allocated from Portfolios (net of foreign taxes, $4,885)	10,840,442

Expenses allocated from Portfolios	(4,826,131)

Total investment income from Portfolios	$15,272,511

Expenses

Administration fee	$331,416

Distribution and service fees

Class A	815,601

Class B	26,136

Class C	2,475,318

Class R	7,500

Trustees’ fees and expenses	500

Custodian fee	62,592

Transfer and dividend disbursing agent fees	595,220

Legal and accounting services	61,129

Printing and postage	263,155

Registration fees	83,881

Miscellaneous	22,547

Total expenses	$4,744,995

Deduct —

Allocation of expenses to affiliate	$226,067

Total expense reductions	$226,067

Net expenses	$4,518,928

Net investment income	$10,753,583

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —

Investment transactions	$38,152,305 (1)

Financial futures contracts	(1,263,599)

Foreign currency transactions	433

Net realized gain	$36,889,139

Change in unrealized appreciation (depreciation) —

Investments	$(77,262,117)

Financial futures contracts	1,343,447

Foreign currency	(1,120)

Net change in unrealized appreciation (depreciation)	$(75,919,790)

Net realized and unrealized loss	$(39,030,651)

Net decrease in net assets from operations	$(28,277,068)

(1)	Includes $1,736,702 of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$10,753,583	$10,497,056

Net realized gain	36,889,139 (1)	38,866,291 (2)

Net change in unrealized appreciation (depreciation)	(75,919,790)	56,128,936

Net increase (decrease) in net assets from operations	$(28,277,068)	$105,492,283

Distributions to shareholders(3)

Class A	$(18,739,469)	$(15,777,475)

Class B	(91,266)	(152,811)

Class C	(12,205,962)	(10,079,965)

Class I	(13,826,475)	(10,699,599)

Class R	(135,021)	(19,273)

Class R6	(1,789,678)	(1,199,580)

Total distributions to shareholders	$(46,787,871)	$(37,928,703)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$36,195,194	$53,200,585

Class B	102,651	383,520

Class C	32,946,973	46,001,367

Class I	84,683,057	125,211,421

Class R	2,505,931	345,985

Class R6	8,927,546	29,845,058

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	17,050,458	14,377,214

Class B	75,196	131,920

Class C	11,694,047	9,594,045

Class I	12,115,212	9,476,794

Class R	135,021	19,272

Class R6	1,789,678	1,199,579

Cost of shares redeemed

Class A	(65,301,961)	(137,560,952)

Class B	(382,402)	(1,053,892)

Class C	(60,203,295)	(72,158,153)

Class I	(87,201,665)	(143,521,607)

Class R	(419,113)	(1,100)

Class R6	(7,265,449)	(4,088,771)

Net asset value of shares exchanged

Class A	1,881,655	1,518,158

Class B	(1,881,655)	(1,518,158)

Net decrease in net assets from Fund share transactions	$(12,552,921)	$(68,597,715)

Other capital —

Portfolio transaction fee contributed to Stock Portfolio	$(210,067)	$(165,472)

Portfolio transaction fee allocated from Stock Portfolio	199,641	171,802

Net increase (decrease) in net assets from other capital	$(10,426)	$6,330

Net decrease in net assets	$(87,628,286)	$(1,027,805)

Net Assets

At beginning of year	$844,917,532	$845,945,337

At end of year	$757,289,246	$844,917,532

(1)	Includes $1,736,702 of net realized gains from redemptions in-kind.

(2)	Includes $5,153,441 of net realized gains from redemptions in-kind.

(3)	For the year ended December 31, 2017, the source of distributions was as follows:

Net investment income - Class A $(5,388,871), Class B $(33,748), Class C $(2,075,186), Class I $(3,884,926), Class R $(4,260) and Class R6 $(354,961)

Net realized gain - Class A $(10,388,604), Class B $(119,063), Class C $(8,004,779), Class I $(6,814,673), Class R $(15,013) and Class R6 $(844,619)

The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

10	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2018

Financial Highlights

	Class A

	Year Ended December 31,
	2018		2017		2016		2015		2014

Net asset value — Beginning of year	$9.110		$8.410		$8.190		$8.460		$8.460

Income (Loss) From Operations

Net investment income(1)	$0.132		$0.124		$0.114		$0.088		$0.090

Net realized and unrealized gain (loss)	(0.424)		1.003		0.261		0.139		0.703

Total income (loss) from operations	$(0.292)		$1.127		$0.375		$0.227		$0.793

Less Distributions

From net investment income	$(0.146)		$(0.139)		$(0.123)		$(0.116)		$(0.110)

From net realized gain	(0.392)		(0.288)		(0.032)		(0.381)		(0.683)

Total distributions	$(0.538)		$(0.427)		$(0.155)		$(0.497)		$(0.793)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$—		$—

Net asset value — End of year	$8.280		$9.110		$8.410		$8.190		$8.460

Total Return(3)	(3.43	)%(4)	13.53	%(4)	4.60	%(4)	2.65	%(4)	9.62%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$294,742		$333,860		$374,579		$293,994		$197,190

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	0.98	%(4)	0.98	%(4)	0.98	%(4)	1.05	%(4)	1.14%

Net investment income	1.45%		1.41%		1.38%		1.05%		1.02%

Portfolio Turnover of the Fund(7)	7%		4%		11%		2%		17%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the years ended December 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2018

Financial Highlights — continued

	Class B

	Year Ended December 31,
	2018		2017		2016		2015		2014

Net asset value — Beginning of year	$9.130		$8.430		$8.200		$8.470		$8.470

Income (Loss) From Operations

Net investment income(1)	$0.060		$0.058		$0.051		$0.025		$0.024

Net realized and unrealized gain (loss)	(0.422)		0.997		0.266		0.139		0.702

Total income (loss) from operations	$(0.362)		$1.055		$0.317		$0.164		$0.726

Less Distributions

From net investment income	$(0.066)		$(0.067)		$(0.055)		$(0.053)		$(0.043)

From net realized gain	(0.392)		(0.288)		(0.032)		(0.381)		(0.683)

Total distributions	$(0.458)		$(0.355)		$(0.087)		$(0.434)		$(0.726)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$—		$—

Net asset value — End of year	$8.310		$9.130		$8.430		$8.200		$8.470

Total Return(3)	(4.15	)%(4)	12.60	%(4)	3.87	%(4)	1.88	%(4)	8.78%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,408		$3,638		$5,313		$7,992		$10,022

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.73	%(4)	1.73	%(4)	1.73	%(4)	1.80	%(4)	1.89%

Net investment income	0.66%		0.66%		0.62%		0.29%		0.27%

Portfolio Turnover of the Fund(7)	7%		4%		11%		2%		17%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the years ended December 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

12	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2018

Financial Highlights — continued

	Class C

	Year Ended December 31,
	2018		2017		2016		2015		2014

Net asset value — Beginning of year	$9.140		$8.440		$8.220		$8.500		$8.500

Income (Loss) From Operations

Net investment income(1)	$0.064		$0.058		$0.052		$0.026		$0.024

Net realized and unrealized gain (loss)	(0.426)		1.001		0.266		0.138		0.705

Total income (loss) from operations	$(0.362)		$1.059		$0.318		$0.164		$0.729

Less Distributions

From net investment income	$(0.076)		$(0.071)		$(0.066)		$(0.063)		$(0.046)

From net realized gain	(0.392)		(0.288)		(0.032)		(0.381)		(0.683)

Total distributions	$(0.468)		$(0.359)		$(0.098)		$(0.444)		$(0.729)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$—		$—

Net asset value — End of year	$8.310		$9.140		$8.440		$8.220		$8.500

Total Return(3)	(4.03	)%(4)	12.63	%(4)	3.88	%(4)	1.86	%(4)	8.78%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$221,669		$258,844		$254,656		$137,051		$60,351

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.73	%(4)	1.73	%(4)	1.73	%(4)	1.80	%(4)	1.88%

Net investment income	0.70%		0.65%		0.63%		0.30%		0.28%

Portfolio Turnover of the Fund(7)	7%		4%		11%		2%		17%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the years ended December 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

13	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2018

Financial Highlights — continued

	Class I

	Year Ended December 31,
	2018		2017		2016		2015		2014

Net asset value — Beginning of year	$9.110		$8.410		$8.190		$8.460		$8.460

Income (Loss) From Operations

Net investment income(1)	$0.156		$0.147		$0.137		$0.109		$0.115

Net realized and unrealized gain (loss)	(0.425)		1.002		0.258		0.138		0.700

Total income (loss) from operations	$(0.269)		$1.149		$0.395		$0.247		$0.815

Less Distributions

From net investment income	$(0.169)		$(0.161)		$(0.143)		$(0.136)		$(0.132)

From net realized gain	(0.392)		(0.288)		(0.032)		(0.381)		(0.683)

Total distributions	$(0.561)		$(0.449)		$(0.175)		$(0.517)		$(0.815)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$—		$—

Net asset value — End of year	$8.280		$9.110		$8.410		$8.190		$8.460

Total Return(3)	(3.19	)%(4)	13.81	%(4)	4.86	%(4)	2.88	%(4)	9.89%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$208,740		$220,522		$211,211		$78,055		$24,397

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	0.73	%(4)	0.73	%(4)	0.73	%(4)	0.80	%(4)	0.89%

Net investment income	1.70%		1.66%		1.63%		1.29%		1.31%

Portfolio Turnover of the Fund(7)	7%		4%		11%		2%		17%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the years ended December 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

14	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2018

Financial Highlights — continued

	Class R

	Year Ended December 31,			Period Ended December 31, 2016(1)
	2018		2017

Net asset value — Beginning of period	$9.090		$8.400	$8.290

Income (Loss) From Operations

Net investment income(2)	$0.115		$0.104	$0.075

Net realized and unrealized gain (loss)	(0.423)		0.996	0.152

Total income (loss) from operations	$(0.308)		$1.100	$0.227

Less Distributions

From net investment income	$(0.130)		$(0.122)	$(0.085)

From net realized gain	(0.392)		(0.288)	(0.032)

Total distributions	$(0.522)		$(0.410)	$(0.117)

Portfolio transaction fee, net(2)	$(0.000	)(3)	$0.000 (3)	$(0.000	)(3)

Net asset value — End of period	$8.260		$9.090	$8.400

Total Return(4)(5)	(3.61)%		13.22%	2.73	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,514		$561	$178

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)(8)	1.23%		1.23%	1.23	%(9)

Net investment income	1.27%		1.17%	1.33	%(9)

Portfolio Turnover of the Fund(10)	7%		4%	11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03%, 0.01% and 0.03% of average daily net assets for the years ended December 31, 2018 and 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

15	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2018

Financial Highlights — continued

	Class R6

	Year Ended December 31,			Period Ended December 31, 2016(1)
	2018		2017

Net asset value — Beginning of period	$9.110		$8.420	$8.300

Income (Loss) From Operations

Net investment income(2)	$0.160		$0.146	$0.088

Net realized and unrealized gain (loss)	(0.423)		0.999	0.170

Total income (loss) from operations	$(0.263)		$1.145	$0.258

Less Distributions

From net investment income	$(0.175)		$(0.167)	$(0.106)

From net realized gain	(0.392)		(0.288)	(0.032)

Total distributions	$(0.567)		$(0.455)	$(0.138)

Portfolio transaction fee, net(2)	$(0.000	)(3)	$0.000 (3)	$(0.000	)(3)

Net asset value — End of period	$8.280		$9.110	$8.420

Total Return(4)(5)	(3.13)%		13.75%	3.11	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,215		$27,492	$7

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)(8)	0.69%		0.69%	0.69	%(9)

Net investment income	1.74%		1.62%	1.58	%(9)

Portfolio Turnover of the Fund(10)	7%		4%	11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03%, 0.01% and 0.03% of average daily net assets for the years ended December 31, 2018 and 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

16	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Effective January 25, 2019, Class C shares generally will automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund’s proportionate interest in each of the Portfolio’s net assets at December 31, 2018 were as follows: Core Bond Portfolio (65.6%) and Stock Portfolio (82.6%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.

Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

17

Eaton Vance

Balanced Fund

December 31, 2018

Notes to Financial Statements — continued

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains and current year earnings and profits attributable to realized gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component.

The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017

Ordinary income	$21,180,027	$18,924,139

Long-term capital gains	$25,607,844	$19,004,564

During the year ended December 31, 2018, distributable earnings was decreased by $3,131,915 and paid-in capital was increased by $3,131,915 due to the Fund’s use of equalization accounting and differences between book and tax accounting for the Fund’s investment in the Portfolios. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$41,630

Undistributed long-term capital gains	$4,132,544

Post October capital losses	$(5,072,967)

Net unrealized appreciation	$24,582,306

At December 31, 2018, the Fund had a net capital loss of $5,072,967 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. Pursuant to an investment advisory agreement effective October 18, 2018, between the Fund and EVM, the investment adviser fee is computed on investable Fund assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser (“Investable Assets”) at the following annual rates: for equity securities — 0.600% up to $500 million and 0.575% from $500 million up to $1 billion of the Fund’s average daily net Investable Assets and at reduced rates when average daily net Investable Assets are $1 billion or more; and for income securities and cash — 0.450% up to $1 billion of the Fund’s average daily net Investable Assets, and at reduced rates when average daily net Investable Assets are $1 billion or more. For the year ended December 31, 2018, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the year ended December 31, 2018, the

18

Eaton Vance

Balanced Fund

December 31, 2018

Notes to Financial Statements — continued

Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $4,477,165 or 0.54% of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the year ended December 31, 2018, the administration fee amounted to $331,416. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73%, 1.73%, 0.73%, 1.23% and 0.69% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after April 30, 2019. Pursuant to this agreement, EVM was allocated $226,067 of the Fund’s operating expenses for the year ended December 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, EVM earned $85,039 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $63,932 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2018. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2018 amounted to $815,601 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2018, the Fund paid or accrued to EVD $19,602 and $1,856,488 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2018, the Fund paid or accrued to EVD $3,750 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2018 amounted to $6,534, $618,830 and $3,750 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended December 31, 2018, the Fund was informed that EVD received approximately $3,000 and $17,000 paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

19

Eaton Vance

Balanced Fund

December 31, 2018

Notes to Financial Statements — continued

6  Investment Transactions

For the year ended December 31, 2018, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Core Bond Portfolio	$45,193,360	$26,781,088

Stock Portfolio	16,683,713	98,311,548

In addition, a Portfolio transaction fee is imposed by Stock Portfolio on the combined daily inflows or outflows of the Fund and Stock Portfolio’s other investors as more fully described at Note 1H of Stock Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in Stock Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2018	2017

Sales	3,974,276	6,046,264

Issued to shareholders electing to receive payments of distributions in Fund shares	1,955,621	1,601,057

Redemptions	(7,190,686)	(15,698,095)

Exchange from Class B shares	206,017	171,228

Net decrease	(1,054,772)	(7,879,546)

	Year Ended December 31,
Class B	2018	2017

Sales	11,130	43,589

Issued to shareholders electing to receive payments of distributions in Fund shares	8,605	14,629

Redemptions	(43,085)	(119,317)

Exchange to Class A shares	(205,611)	(170,938)

Net decrease	(228,961)	(232,037)

	Year Ended December 31,
Class C	2018	2017

Sales	3,593,719	5,210,829

Issued to shareholders electing to receive payments of distributions in Fund shares	1,343,199	1,060,832

Redemptions	(6,583,869)	(8,125,257)

Net decrease	(1,646,951)	(1,853,596)

20

Eaton Vance

Balanced Fund

December 31, 2018

Notes to Financial Statements — continued

	Year Ended December 31,
Class I	2018	2017

Sales	9,218,867	14,281,311

Issued to shareholders electing to receive payments of distributions in Fund shares	1,387,914	1,055,190

Redemptions	(9,606,842)	(16,235,147)

Net increase (decrease)	999,939	(898,646)

	Year Ended December 31,
Class R	2018	2017

Sales	273,640	38,453

Issued to shareholders electing to receive payments of distributions in Fund shares	15,680	2,141

Redemptions	(46,563)	(119)

Net increase	242,757	40,475

	Year Ended December 31,
Class R6	2018	2017

Sales	978,178	3,334,907

Issued to shareholders electing to receive payments of distributions in Fund shares	205,202	132,953

Redemptions	(793,374)	(451,958)

Net increase	390,006	3,015,902

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2018 and December 31, 2017, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

21

Eaton Vance

Balanced Fund

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Balanced Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Balanced Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

22

Eaton Vance

Balanced Fund

December 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2019 showed the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2018, the Fund designates approximately $8,320,942, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 41.21% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $32,610,446 or, if subsequently determined to be different, the net capital gain of such year.

23

Stock Portfolio

December 31, 2018

Portfolio of Investments

Common Stocks — 99.6%

Security	Shares	Value

Aerospace & Defense — 3.1%

CAE, Inc.	285,500	$5,246,993

Hexcel Corp.	82,800	4,747,752

Raytheon Co.	39,517	6,059,932

		$16,054,677

Air Freight & Logistics — 1.2%

FedEx Corp.	38,121	$6,150,061

		$6,150,061

Banks — 5.9%

Bank of America Corp.	556,940	$13,723,002

JPMorgan Chase & Co.	109,220	10,662,056

PNC Financial Services Group, Inc. (The)	52,940	6,189,215

		$30,574,273

Beverages — 2.0%

PepsiCo, Inc.	93,300	$10,307,784

		$10,307,784

Biotechnology — 2.2%

Celgene Corp.(1)	49,355	$3,163,162

Gilead Sciences, Inc.	72,933	4,561,959

Vertex Pharmaceuticals, Inc.(1)	23,052	3,819,947

		$11,545,068

Chemicals — 1.0%

DowDuPont, Inc.	96,420	$5,156,542

		$5,156,542

Commercial Services & Supplies — 2.0%

Waste Management, Inc.	116,082	$10,330,137

		$10,330,137

Consumer Finance — 2.9%

Ally Financial, Inc.	215,907	$4,892,453

American Express Co.	105,860	10,090,575

		$14,983,028

Containers & Packaging — 1.7%

Ball Corp.	120,718	$5,550,614

Packaging Corp. of America	38,697	3,229,651

		$8,780,265

Security	Shares	Value

Diversified Consumer Services — 0.9%

Grand Canyon Education, Inc.(1)	48,340	$4,647,408

		$4,647,408

Diversified Telecommunication Services — 2.9%

Verizon Communications, Inc.	267,863	$15,059,258

		$15,059,258

Electric Utilities — 1.5%

NextEra Energy, Inc.	44,696	$7,769,059

		$7,769,059

Electrical Equipment — 1.1%

AMETEK, Inc.	81,900	$5,544,630

		$5,544,630

Energy Equipment & Services — 0.7%

Halliburton Co.	126,852	$3,371,726

		$3,371,726

Entertainment — 2.4%

Walt Disney Co. (The)	113,429	$12,437,490

		$12,437,490

Equity Real Estate Investment Trusts (REITs) — 3.0%

AvalonBay Communities, Inc.	35,080	$6,105,674

Simon Property Group, Inc.	54,900	9,222,651

		$15,328,325

Food & Staples Retailing — 1.5%

Performance Food Group Co.(1)	239,598	$7,731,827

		$7,731,827

Food Products — 1.6%

Mondelez International, Inc., Class A	209,420	$8,383,083

		$8,383,083

Health Care Equipment & Supplies — 3.5%

Boston Scientific Corp.(1)	187,520	$6,626,957

Danaher Corp.	112,466	11,597,494

		$18,224,451

24	See Notes to Financial Statements.

Stock Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Health Care Providers & Services — 3.4%

Anthem, Inc.	46,060	$12,096,738

WellCare Health Plans, Inc.(1)	22,600	5,335,634

		$17,432,372

Household Products — 2.1%

Procter & Gamble Co. (The)	117,100	$10,763,832

		$10,763,832

Insurance — 3.3%

American Financial Group, Inc.	75,828	$6,864,709

American International Group, Inc.	149,440	5,889,430

First American Financial Corp.	100,872	4,502,926

		$17,257,065

Interactive Media & Services — 4.9%

Alphabet, Inc., Class C(1)	16,729	$17,324,720

Facebook, Inc., Class A(1)	59,952	7,859,107

		$25,183,827

Internet & Direct Marketing Retail — 3.4%

Amazon.com, Inc.(1)	8,622	$12,949,985

Booking Holdings, Inc.(1)	2,700	4,650,534

		$17,600,519

IT Services — 5.5%

Amdocs, Ltd.	98,942	$5,796,023

Fiserv, Inc.(1)	119,200	8,760,008

GoDaddy, Inc., Class A(1)	43,339	2,843,905

Visa, Inc., Class A	84,600	11,162,124

		$28,562,060

Life Sciences Tools & Services — 1.6%

Thermo Fisher Scientific, Inc.	36,900	$8,257,851

		$8,257,851

Machinery — 1.8%

Gardner Denver Holdings, Inc.(1)	258,220	$5,280,599

Parker-Hannifin Corp.	25,520	3,806,053

		$9,086,652

Security	Shares	Value

Multi-Utilities — 2.0%

CMS Energy Corp.	110,400	$5,481,360

Sempra Energy	43,742	4,732,447

		$10,213,807

Oil, Gas & Consumable Fuels — 4.6%

ConocoPhillips	99,886	$6,227,892

Diamondback Energy, Inc.	25,820	2,393,514

Exxon Mobil Corp.	144,944	9,883,731

Phillips 66	62,025	5,343,454

		$23,848,591

Pharmaceuticals — 4.8%

Jazz Pharmaceuticals PLC(1)	35,373	$4,384,837

Johnson & Johnson	78,304	10,105,131

Merck & Co., Inc.	135,800	10,376,478

		$24,866,446

Semiconductors & Semiconductor Equipment — 3.9%

QUALCOMM, Inc.	122,622	$6,978,418

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	133,723	4,935,716

Texas Instruments, Inc.	85,079	8,039,965

		$19,954,099

Software — 6.2%

Adobe, Inc.(1)	22,878	$5,175,919

Intuit, Inc.	18,836	3,707,867

Microsoft Corp.	229,820	23,342,817

		$32,226,603

Specialty Retail — 4.0%

Home Depot, Inc. (The)	63,088	$10,839,780

TJX Cos., Inc. (The)	153,040	6,847,010

Ulta Beauty, Inc.(1)	12,200	2,987,048

		$20,673,838

Technology Hardware, Storage & Peripherals — 4.3%

Apple, Inc.	104,297	$16,451,809

HP, Inc.	276,051	5,648,003

		$22,099,812

25	See Notes to Financial Statements.

Stock Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.7%

Gildan Activewear, Inc.	296,360	$8,997,490

		$8,997,490

Thrifts & Mortgage Finance — 1.0%

MGIC Investment Corp.(1)	478,640	$5,006,574

		$5,006,574

Total Common Stocks (identified cost $477,913,990)		$514,410,530

Short-Term Investments — 0.0%(2)
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.46%(3)	46,123	$46,118

Total Short-Term Investments (identified cost $46,116)		$46,118

Total Investments — 99.6% (identified cost $477,960,106)		$514,456,648

Other Assets, Less Liabilities — 0.4%		$2,158,575

Net Assets — 100.0%		$516,615,223

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

26	See Notes to Financial Statements.

Stock Portfolio

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Unaffiliated investments, at value (identified cost, $477,913,990)	$514,410,530

Affiliated investment, at value (identified cost, $46,116)	46,118

Foreign currency, at value (identified cost, $16,025)	15,943

Dividends receivable	708,584

Dividends receivable from affiliated investment	465

Receivable for investments sold	3,323,293

Tax reclaims receivable	185,243

Total assets	$518,690,176

Liabilities

Demand note payable	$1,700,000

Payable to affiliates:

Investment adviser fee	276,173

Trustees’ fees	6,813

Accrued expenses	91,967

Total liabilities	$2,074,953

Net Assets applicable to investors’ interest in Portfolio	$516,615,223

27	See Notes to Financial Statements.

Stock Portfolio

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Dividends (net of foreign taxes, $62,566)	$11,066,786

Dividends from affiliated investment	44,254

Total investment income	$11,111,040

Expenses

Investment adviser fee	$3,712,063

Trustees’ fees and expenses	25,620

Custodian fee	165,493

Legal and accounting services	49,618

Miscellaneous	29,444

Total expenses	$3,982,238

Net investment income	$7,128,802

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$50,383,798 (1)

Investment transactions — affiliated investment	(304)

Foreign currency transactions	524

Net realized gain	$50,384,018

Change in unrealized appreciation (depreciation) —

Investments	$(84,772,150)

Investments — affiliated investment	407

Foreign currency	(1,353)

Net change in unrealized appreciation (depreciation)	$(84,773,096)

Net realized and unrealized loss	$(34,389,078)

Net decrease in net assets from operations	$(27,260,276)

(1)	Includes $2,091,763 of net realized gains from redemptions in-kind.

28	See Notes to Financial Statements.

Stock Portfolio

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$7,128,802	$8,760,643

Net realized gain	50,384,018 (1)	44,411,069 (2)

Net change in unrealized appreciation (depreciation)	(84,773,096)	63,700,885

Net increase (decrease) in net assets from operations	$(27,260,276)	$116,872,597

Capital transactions —

Contributions	$19,957,986	$30,972,679

Withdrawals	(123,729,807)	(141,623,853)

Portfolio transaction fee	242,333	210,734

Net decrease in net assets from capital transactions	$(103,529,488)	$(110,440,440)

Net increase (decrease) in net assets	$(130,789,764)	$6,432,157

Net Assets

At beginning of year	$647,404,987	$640,972,830

At end of year	$516,615,223	$647,404,987

(1)	Includes $2,091,763 of net realized gains from redemptions in-kind.

(2)	Includes $6,288,884 of net realized gains from redemptions in-kind.

29	See Notes to Financial Statements.

Stock Portfolio

December 31, 2018

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.64%	0.64%	0.65%	0.70%	0.71%

Net investment income	1.14%	1.38%	1.60%	1.16%	1.07%

Portfolio Turnover	90%	101%	118%	96%	109%

Total Return	(5.57)%	20.31%	7.14%	4.88%	12.56%

Net assets, end of year (000’s omitted)	$516,615	$647,405	$640,973	$395,492	$252,929

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

30	See Notes to Financial Statements.

Stock Portfolio

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2018, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 16.3%, 1.0% and 82.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities.  Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies.  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund.  The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in

31

Stock Portfolio

December 31, 2018

Notes to Financial Statements — continued

foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2018, the Portfolio’s investment adviser fee amounted to $3,712,063 or 0.60% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $556,647,128 and $643,518,151, respectively, for the year ended December 31, 2018. In-kind contributions and withdrawals for the year ended December 31, 2018 aggregated none and $7,040,735, respectively.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$478,722,514

Gross unrealized appreciation	$62,480,555

Gross unrealized depreciation	(26,746,421)

Net unrealized appreciation	$35,734,134

32

Stock Portfolio

December 31, 2018

Notes to Financial Statements — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2018, the Portfolio had a balance outstanding pursuant to this line of credit of $1,700,000 at an interest rate of 3.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2018. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 6) at December 31, 2018. The Portfolio’s average borrowings or allocated fees during the year ended December 31, 2018 were not significant.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$514,410,530	*	$—	$—	$514,410,530

Short-Term Investments	—		46,118	—	46,118

Total Investments	$514,410,530		$46,118	$—	$514,456,648

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

33

Stock Portfolio

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Stock Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Stock Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 19, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

34

Eaton Vance

Balanced Fund

December 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Balanced Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	75,494,510	582,057

Keith Quinton	75,506,802	569,764

Marcus L. Smith	75,456,269	620,298

Susan J. Sutherland	75,539,958	536,609

Scott E. Wennerholm	75,510,974	565,593

Results	are rounded to the nearest whole number.

Each nominee was also elected a Trustee of Stock Portfolio.

Stock Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Mark R. Fetting	99%	1%

Keith Quinton	99%	1%

Marcus L. Smith	99%	1%

Susan J. Sutherland	99%	1%

Scott E. Wennerholm	99%	1%

Results	are rounded to the nearest whole number.

Eaton Vance Balanced Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018, and adjourned until October 18, 2018, to approve a new investment advisory agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Balanced Fund and Eaton Vance Management. The shareholder meeting results are as follows:

Number of Shares
For	Against	Abstain(1)	Uninstructed(1)

31,746,107	776,836	2,196,092	12,241,730

(1)

Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the Proposal. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

Results	are rounded to the nearest whole number.

35

Eaton Vance

Balanced Fund

December 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies (the “Eaton Vance Funds”) advised by either Eaton Vance Management (“EVM”) or its affiliate, Boston Management and Research (“BMR” and, together with EVM, “Eaton Vance”), held on June 12 and 13, 2018 (the “Meeting”), the Board, including a majority of the Independent Trustees, voted to approve an investment advisory agreement for Eaton Vance Balanced Fund (the “Fund”), with EVM, including its fee structure (the “New Agreement”). The Board noted that the Fund is currently a feeder fund in a fund-of-funds structure that invests in two or more portfolios (each, a “Portfolio”) of the Eaton Vance Funds. The Board further noted that the Fund currently does not have an investment advisory agreement at the Fund level. Rather, the Fund has carried out its investment program by investing all of its assets in two or more Portfolios. The Board noted that, although the Fund currently intends to continue to operate in a fund-of-funds structure, the New Agreement will afford EVM with the flexibility to manage all or a portion of the assets of the Fund directly upon shareholder approval of the New Agreement.

Prior to voting its approval of the New Agreement, the Board received information from Eaton Vance that the Board considered reasonably necessary to evaluate the terms of the New Agreement. The Board considered information furnished by Eaton Vance for the Meeting relating specifically to the Fund, as well as information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Eaton Vance Funds, which culminated at the Board’s April 24 and 25, 2018 meeting (the “2018 Approval Process”). As part of this review, the Board considered information provided by Eaton Vance and its affiliates during the 2018 Approval Process relating to the Board’s approval of each Portfolio’s investment advisory agreement (the “Portfolio Agreements”), including with respect to the services offered and the fee rates charged by Eaton Vance or its affiliates to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as each Portfolio. In voting to approve the New Agreement, the Board noted that Eaton Vance had indicated that it was not aware of any material changes to the information provided to the Board during the 2018 Approval Process in connection with the approval of the Portfolio Agreements.

With respect to the approval of the New Agreement, the Board specifically noted that the terms of the New Agreement are substantially similar to the terms of the standard forms used by EVM for other Eaton Vance Funds in the Eaton Vance complex. The Board further noted that for the Fund, which currently invests in Core Bond Portfolio and Stock Portfolio, the New Agreement would provide that the fee rates payable thereunder will correspond to the fee rates currently payable to BMR by each respective Portfolio with respect to the type(s) of investments in which that Portfolio primarily invests.

The Board also voted to recommend that shareholders of the Fund approve the New Agreement and authorized the officers of the Fund to call a meeting of shareholders of the Fund to consider and vote on the New Agreement.

Information considered by the Board relating to the New Agreement included, among other things, the following (certain of this information was specifically evaluated by the Board in connection with its review of the Portfolio Agreements):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees payable by each Portfolio and the Fund with the fees payable by comparable funds identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing the total expense ratio and its components of each Portfolio with those of comparable funds;

•	A report from an independent data provider comparing the investment performance of each Portfolio to the investment performance of comparable funds over various time periods;

•	Data comparing the investment performance of each Portfolio and the Fund with the performance of benchmark indices over various time periods;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing a Portfolio;

•	Profitability analyses for Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the Fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

36

Eaton Vance

Balanced Fund

December 31, 2018

Board of Trustees’ Contract Approval — continued

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their responsibilities with respect to managing other mutual funds and, if applicable, investment accounts;

•	The Code of Ethics of Eaton Vance, together with information relating to compliance with and the administration;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance by Eaton Vance (including descriptions of various compliance programs);

•	Descriptions of the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by Eaton Vance and its affiliates; and

•	The terms of the New Agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the New Agreement are in the interests of shareholders of the Fund and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the New Agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreement, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM.

The Board considered Eaton Vance’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services. In particular, the Board noted that Eaton Vance has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also noted the abilities and experience of Eaton Vance’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of EVM and other factors, such as the reputation and resources of EVM to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which EVM or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by EVM, taken as a whole, will be appropriate and consistent with the terms of the New Agreement.

Performance, Management Fees, Profitability and Economies of Scale

The Board considered the fact that, as part of the 2018 Approval Process, the Board had concluded that (i) the performance of the Fund and each Portfolio was satisfactory, (ii) the management fees were reasonable, (iii) the profits being realized by Eaton Vance and its affiliates were reasonable and (iv) the Fund and each Portfolio shared in any benefits from economies of scale and the structure of the advisory fee of each Portfolio, which includes breakpoints at several asset levels, will allow the Fund and each Portfolio to continue to benefit from any economies of scale. The Board concluded that the appointment of EVM as the investment adviser of the Fund is not expected to adversely affect the performance of the Fund, the reasonableness of the management fees payable to EVM by the Fund, the profits to be realized by EVM and its affiliates in managing the Fund or the extent to which the Fund can be expected to benefit from economies of scale in the future.

37

Eaton Vance

Balanced Fund

December 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust), Core Bond Portfolio (CBP) and Stock Portfolio (SP) (the Portfolios) are responsible for the overall management and supervision of the Trust’s and Portfolios’ affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolios’ placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolios.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

38

Eaton Vance

Balanced Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President of the Trust and of CBP	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of SP	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

39

Eaton Vance

Balanced Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of Core Bond Portfolio and Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Balanced Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

162    12.31.18

Eaton Vance

Core Bond Fund

Annual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2018

Eaton Vance

Core Bond Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	15 and 34

Federal Tax Information	16

Special Meeting of Shareholders	35

Management and Organization	36

Important Notices	39

Eaton Vance

Core Bond Fund

December 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

A strong U.S. economy and rising interest rates throughout much of the year gave way to mounting political tensions in the fourth quarter, triggering uncertainties over the sustainability of the domestic expansion. For the 12-month period ended December 31, 2018, U.S. fixed-income markets, depending on the segment of the market, eked out meager positive or negative returns.

U.S. investment-grade, fixed-income securities marginally advanced during the period, with the Bloomberg Barclays U.S. Aggregate Bond Index2 returning 0.01%. Hurt by growing volatility late in the period, higher-risk assets retreated, with the ICE BofAML U.S. High Yield Index returning –2.26%. The 10-year U.S. Treasury bond yield closed at 2.69%, up from 2.40% at the outset of the period.

Boosted by U.S. tax reform, corporate earnings accelerated alongside the overall U.S. economy during the first three quarters of the year. Growth in the nation’s gross domestic product reached an annualized rate of 4.2% before falling back to 3.5% later in the period. The U.S. unemployment rate reached a 17-year low, while inflation remained near the U.S. Federal Reserve (the Fed) target rate of 2%. To counter this strength and the prospect of future inflation, the Fed raised interest rates four times during the period.

In the fourth quarter, slowing U.S. and global economic growth, central bank tightening, and falling oil prices drove down the appeal of higher-risk investment markets. As liquidity tightened, investors became more sensitive to geopolitical issues — mainly the U.S.-China trade conflict — which motivated some to sell riskier assets.

In December 2018, the Fed raised the federal funds rate to 2.5%, the highest level since January 2008. However, signs that U.S. growth may be slowing led to significant repricing of the market in anticipation of fewer future rate hikes. Late in the period, the Fed trimmed its 2019 projections from three to two potential rate hikes.

Toward the end of the period, U.S. Treasury yields moved lower and the yield curve6 continued to flatten, feeding fears of a future recession. Investor worries regarding highly leveraged corporations with proportionately large debt on their balance sheets — making them potentially vulnerable to a possible market downturn — created additional headwinds for the investment-grade credit market. The spreads of investment-grade and high-yield securities — the differences between the yields of these securities and those of U.S. Treasurys with comparable maturities — widened significantly, while there were large retail outflows from the floating-rate loan market during the period.

Fund Performance

For the 12-month period ended December 31, 2018, Eaton Vance Core Bond Fund (the Fund) returned –0.64% for Class A shares at net asset value (NAV), underperforming its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the Index), which returned 0.01%.

The Fund’s sector positioning was the largest detractor from performance relative to the Index during the period. Overweight allocations to investment-grade corporate bonds and out-of-Index allocations to bank loans and collateralized loan obligations also detracted. However, overweight allocations to high-yield corporate bonds and asset-backed securities contributed to performance relative to the Index during the period.

The Fund’s yield curve positioning also weighed on returns relative to the Index. The Fund’s slightly shorter-than-Index duration contributed to returns relative to the Index as interest rates rose during the period, with selective exposures to investment-grade corporate bonds and securitized assets. Duration is a measure of the expected change in the price of a bond — in percentage terms — given a one-percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Overall, security selections were beneficial for the Fund’s performance relative to the Index. Selections were particularly strong among investment-grade corporate bonds, commercial mortgage-backed securities, asset-backed securities, and mortgage-backed securities. Selections among high-yield corporate bonds detracted.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Bond Fund

December 31, 2018

Performance2,3

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	–0.64%	2.12%	3.37%
Class A with 4.75% Maximum Sales Charge	—	—	–5.35	1.13	2.87
Class I at NAV	03/21/2007	03/07/2000	–0.50	2.37	3.61
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	0.01%	2.52%	3.48%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				0.86%	0.61%
Net				0.74	0.49

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	12/31/2008	$356,484	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Core Bond Fund

December 31, 2018

Fund Profile5

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Core Bond Fund

December 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Fund profile subject to change due to active management.

5

Eaton Vance

Core Bond Fund

December 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (7/1/18 – 12/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,009.10	$3.75	**	0.74%
Class I	$1,000.00	$1,009.40	$2.48	**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.77	**	0.74%
Class I	$1,000.00	$1,022.70	$2.50	**	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Core Bond Fund

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Investment in Core Bond Portfolio, at value (identified cost, $175,517,617)	$173,855,308

Receivable for Fund shares sold	929,548

Receivable from affiliate	24,748

Total assets	$174,809,604

Liabilities

Payable for Fund shares redeemed	$367,605

Distributions payable	3,889

Payable to affiliates:

Distribution and service fees	5,384

Trustees’ fees	125

Accrued expenses	55,426

Total liabilities	$432,429

Net Assets	$174,377,175

Sources of Net Assets

Paid-in capital	$180,774,518

Accumulated loss	(6,397,343)

Total	$174,377,175

Class A Shares

Net Assets	$25,157,604

Shares Outstanding	2,651,754

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.49

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.96

Class I Shares

Net Assets	$149,219,571

Shares Outstanding	15,750,568

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.47

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Interest allocated from Portfolio (net of foreign taxes, $2,720)	$5,904,547

Dividends allocated from Portfolio	59,105

Expenses allocated from Portfolio	(842,918)

Total investment income from Portfolio	$5,120,734

Expenses

Distribution and service fees

Class A	$80,363

Trustees’ fees and expenses	500

Custodian fee	24,124

Transfer and dividend disbursing agent fees	57,624

Legal and accounting services	30,341

Printing and postage	24,470

Registration fees	36,197

Miscellaneous	9,541

Total expenses	$263,160

Deduct —

Allocation of expenses to affiliate	$182,438

Total expense reductions	$182,438

Net expenses	$80,722

Net investment income	$5,040,012

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(1,839,522)

Financial futures contracts	(640,439)

Net realized loss	$(2,479,961)

Change in unrealized appreciation (depreciation) —

Investments	$(3,872,350)

Financial futures contracts	662,909

Net change in unrealized appreciation (depreciation)	$(3,209,441)

Net realized and unrealized loss	$(5,689,402)

Net decrease in net assets from operations	$(649,390)

8	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$5,040,012	$3,543,205

Net realized gain (loss)	(2,479,961)	1,125,154

Net change in unrealized appreciation (depreciation)	(3,209,441)	1,644,766

Net increase (decrease) in net assets from operations	$(649,390)	$6,313,125

Distributions to shareholders(1) —

Class A	$(955,400)	$(883,483)

Class I	(4,523,043)	(3,208,600)

Total distributions to shareholders	$(5,478,443)	$(4,092,083)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$17,879,570	$8,477,454

Class I	59,409,118	49,997,896

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	919,296	850,896

Class I	4,324,343	1,279,199

Cost of shares redeemed

Class A	(26,440,216)	(13,068,932)

Class I	(40,364,801)	(37,564,549)

Net increase in net assets from Fund share transactions	$15,727,310	$9,971,964

Net increase in net assets	$9,599,477	$12,193,006

Net Assets

At beginning of year	$164,777,698	$152,584,692

At end of year	$174,377,175	$164,777,698 (2)

(1)

For the year ended December 31, 2017, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated distributions in excess of net investment income of $(6,368) at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

9	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2018

Financial Highlights

	Class A
	Year Ended December 31,
	2018	2017	2016	2015	2014

Net asset value — Beginning of year	$9.840	$9.690	$9.690	$9.980	$9.800

Income (Loss) From Operations

Net investment income(1)	$0.273	$0.217	$0.168	$0.173	$0.226

Net realized and unrealized gain (loss)	(0.338)	0.187	0.075	(0.201)	0.260

Total income (loss) from operations	$(0.065)	$0.404	$0.243	$(0.028)	$0.486

Less Distributions

From net investment income	$(0.285)	$(0.254)	$(0.243)	$(0.258)	$(0.306)

From net realized gain	—	—	—	(0.004)	—

Total distributions	$(0.285)	$(0.254)	$(0.243)	$(0.262)	$(0.306)

Net asset value — End of year	$9.490	$9.840	$9.690	$9.690	$9.980

Total Return(2)(3)	(0.64)%	4.20%	2.48%	(0.31)%	5.00%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$25,158	$34,064	$37,290	$34,501	$25,821

Ratios (as a percentage of average daily net assets):(4)

Expenses(3)(5)	0.74%	0.75%	0.75%	0.75%	0.75%

Net investment income	2.85%	2.21%	1.69%	1.75%	2.27%

Portfolio Turnover of the Portfolio	65%	123%	132%	159%	134%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.11%, 0.21% and 0.24% of average daily net assets for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2018

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2018	2017	2016	2015	2014

Net asset value — Beginning of year	$9.830	$9.680	$9.680	$9.960	$9.780

Income (Loss) From Operations

Net investment income(1)	$0.282	$0.241	$0.193	$0.199	$0.249

Net realized and unrealized gain (loss)	(0.333)	0.187	0.074	(0.193)	0.261

Total income (loss) from operations	$(0.051)	$0.428	$0.267	$0.006	$0.510

Less Distributions

From net investment income	$(0.309)	$(0.278)	$(0.267)	$(0.282)	$(0.330)

From net realized gain	—	—	—	(0.004)	—

Total distributions	$(0.309)	$(0.278)	$(0.267)	$(0.286)	$(0.330)

Net asset value — End of year	$9.470	$9.830	$9.680	$9.680	$9.960

Total Return(2)(3)	(0.50)%	4.47%	2.73%	0.04%	5.27%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$149,220	$130,714	$115,294	$55,607	$40,753

Ratios (as a percentage of average daily net assets):(4)

Expenses(3)(5)	0.49%	0.50%	0.50%	0.50%	0.50%

Net investment income	2.95%	2.46%	1.95%	2.01%	2.50%

Portfolio Turnover of the Portfolio	65%	123%	132%	159%	134%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.11%, 0.21% and 0.24% of average daily net assets for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (34.4% at December 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

12

Eaton Vance

Core Bond Fund

December 31, 2018

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017

Ordinary income	$5,478,443	$4,092,083

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$828

Deferred capital losses	$(2,212,112)

Net unrealized depreciation	$(4,182,170)

Distributions payable	$(3,889)

At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $2,212,112 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $1,193,622 are short-term and $1,018,490 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74% and 0.49% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2019. Pursuant to this agreement, EVM was allocated $182,438 of the Fund’s operating expenses for the year ended December 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, EVM earned $4,410 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,232 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2018. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2018 amounted to $80,363 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2018, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

13

Eaton Vance

Core Bond Fund

December 31, 2018

Notes to Financial Statements — continued

6  Investment Transactions

For the year ended December 31, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $41,104,806 and $31,270,076, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2018	2017

Sales	1,867,429	865,250

Issued to shareholders electing to receive payments of distributions in Fund shares	96,166	86,763

Redemptions	(2,774,477)	(1,339,027)

Net decrease	(810,882)	(387,014)

	Year Ended December 31,
Class I	2018	2017

Sales	6,221,419	5,107,950

Issued to shareholders electing to receive payments of distributions in Fund shares	453,570	130,382

Redemptions	(4,226,204)	(3,852,006)

Net increase	2,448,785	1,386,326

At December 31, 2018, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 56.9% of the value of the outstanding shares of the Fund.

14

Eaton Vance

Core Bond Fund

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Core Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Core Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

15

Eaton Vance

Core Bond Fund

December 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2019 showed the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

16

Core Bond Portfolio

December 31, 2018

Portfolio of Investments

Corporate Bonds & Notes — 41.2%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.3%

Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$585,944

WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	985	976,958

		$1,562,902

Automotive — 1.9%

Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,310,818

Ford Motor Credit Co., LLC, 3.218%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	687,137

Ford Motor Credit Co., LLC, 3.305%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,503,420

General Motors Co., 4.20%, 10/1/27	2,383	2,152,868

General Motors Financial Co., Inc., 3.258%, (3 mo. USD LIBOR + 0.85%), 4/9/21(2)	805	786,933

General Motors Financial Co., Inc., 3.398%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,053,583

General Motors Financial Co., Inc., 3.50%, 11/7/24	1,149	1,046,930

		$9,541,689

Banks — 16.1%

American Express Co., 3.625%, 12/5/24	$1,162	$1,137,350

ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	1,084	1,065,844

Banco Safra SA/Cayman Islands, 4.125%, 2/8/23(1)	2,425	2,349,219

Banco Santander SA, 3.125%, 2/23/23	1,645	1,556,655

Bank of America Corp., 2.857%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,707	2,654,068

Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,386,529

Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,380,196

Bank of America Corp., 3.30%, 1/11/23	1,237	1,218,884

Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,005,454

Bank of America Corp., 3.541%, (3 mo. USD LIBOR + 0.79%), 3/5/24(2)	2,400	2,333,488

Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	4,880	4,635,457

Bank of Montreal, 3.803% to 12/15/27, 12/15/32(3)	721	668,547

Barclays PLC, 4.836%, 5/9/28	1,480	1,358,728

Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	862,055

Capital One Financial Corp., 2.50%, 5/12/20	485	478,813

Capital One Financial Corp., 3.24%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,238,655

Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,055,669

Capital One Financial Corp., 3.75%, 4/24/24	700	683,479

Capital One, N.A., 2.65%, 8/8/22	1,780	1,710,703

Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,552	1,525,487

Citigroup, Inc., 3.646%, (3 mo. USD LIBOR + 1.25%), 7/1/26(2)	1,700	1,661,715

Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	3,400	3,217,202

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Citigroup, Inc., 3.70%, 1/12/26	$1,000	$963,391

Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	875,268

Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	3,709	3,623,909

Citigroup, Inc., 4.50%, 1/14/22	725	741,248

Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,382,736

Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,014,640

Deutsche Bank AG, 3.766%, (3 mo. USD LIBOR + 1.29%), 2/4/21(2)	2,450	2,383,459

Discover Bank, 3.20%, 8/9/21	950	940,673

Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	1,200	1,175,820

Discover Financial Services, 3.95%, 11/6/24	490	484,068

Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,145,056

Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,819,627

Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(3)	916	852,684

Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	919,135

Goldman Sachs Group, Inc. (The), 3.786%, (3 mo. USD LIBOR + 1.17%), 5/15/26(2)	1,226	1,177,800

Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,422,587

Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,205,592

JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,910,585

JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	972,244

JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24(3)	1,500	1,503,550

JPMorgan Chase & Co., 5.00% to 7/1/19 (3)(4)	1,700	1,642,625

JPMorgan Chase & Co., 5.625%, 8/16/43	628	693,590

Lazard Group, LLC, 4.50%, 9/19/28	1,467	1,471,038

Morgan Stanley, 3.591% to 7/22/27, 7/22/28(3)	4,750	4,494,306

Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	2,042	1,957,108

Morgan Stanley, 4.00%, 7/23/25	2,220	2,192,995

Morgan Stanley, 4.875%, 11/1/22	1,132	1,167,470

PPTT, 2006-A GS, Class A, 5.865%(1)(4)(5)	259	194,239

Regions Financial Corp., 2.75%, 8/14/22	640	617,952

Santander Holdings USA, Inc., 4.50%, 7/17/25	712	706,253

Synovus Financial Corp., 3.125%, 11/1/22	622	587,784

		$81,423,629

Beverages — 0.1%

Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46(1)	$730	$679,326

		$679,326

Building Materials — 0.3%

Owens Corning, 3.40%, 8/15/26	$1,300	$1,189,713

Vulcan Materials Co., 4.50%, 6/15/47	479	408,384

		$1,598,097

17	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Chemicals — 1.3%

Cydsa SAB de CV, 6.25%, 10/4/27(1)	$1,490	$1,346,588

DowDuPont, Inc., 3.766%, 11/15/20	1,500	1,514,755

DowDuPont, Inc., 4.725%, 11/15/28	2,500	2,597,801

Mosaic Co. (The), 3.25%, 11/15/22	1,311	1,281,238

		$6,740,382

Commercial Services — 0.3%

Block Financial, LLC, 5.25%, 10/1/25	$870	$882,649

Ecolab, Inc., 3.95%, 12/1/47	883	832,076

		$1,714,725

Computers — 1.5%

Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$2,350	$2,348,933

DXC Technology Co., 2.875%, 3/27/20	800	793,221

DXC Technology Co., 3.688%, (3 mo. USD LIBOR + 0.95%), 3/1/21(2)	1,923	1,921,457

Hewlett Packard Enterprise Co., 3.059%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	1,079	1,070,030

Microchip Technology, Inc., 4.333%, 6/1/23(1)	1,664	1,624,601

		$7,758,242

Diversified Financial Services — 3.1%

Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,189,187

Ally Financial, Inc., 3.50%, 1/27/19	1,180	1,179,853

Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,150,674

Banco BTG Pactual SA/Cayman Islands, 5.50%, 1/31/23(1)	540	525,687

Brookfield Finance, Inc., 3.90%, 1/25/28	1,943	1,838,737

Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,008,761

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	432,580

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	456,797

Synchrony Financial, 3.812%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,462,931

Synchrony Financial, 3.95%, 12/1/27	2,635	2,224,676

UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,414,853

		$15,884,736

Electric Utilities — 0.3%

Entergy Corp., 4.00%, 7/15/22	$1,046	$1,055,960

ITC Holdings Corp., 4.05%, 7/1/23	680	691,721

		$1,747,681

Security	Principal Amount (000’s omitted)	Value

Electrical and Electronic Equipment — 1.1%

Jabil, Inc., 3.95%, 1/12/28	$1,108	$989,710

Jabil, Inc., 4.70%, 9/15/22	920	913,100

NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,165	2,127,112

NXP B.V./NXP Funding, LLC, 4.875%, 3/1/24(1)	1,153	1,159,503

NXP B.V./NXP Funding, LLC, 5.35%, 3/1/26(1)	591	601,786

		$5,791,211

Foods — 0.7%

ESAL GmbH, 6.25%, 2/5/23(1)	$400	$398,000

Kraft Heinz Foods Co., 3.375%, 6/15/21	297	296,446

Smithfield Foods, Inc., 2.65%, 10/3/21(1)	1,304	1,246,672

Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,418,230

		$3,359,348

Health Services — 0.3%

MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,395,150

		$1,395,150

Healthcare Products — 0.3%

Becton Dickinson and Co., 3.678%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$1,754	$1,736,867

		$1,736,867

Home Construction — 0.5%

Lennar Corp., 4.125%, 1/15/22	$313	$301,654

Lennar Corp., 4.50%, 11/15/19	1,150	1,144,250

Toll Brothers Finance Corp., 4.875%, 3/15/27	940	855,400

		$2,301,304

Home Furnishings — 0.2%

Whirlpool Corp., 4.50%, 6/1/46	$914	$768,798

		$768,798

Insurance — 0.1%

Principal Financial Group, Inc., 4.30%, 11/15/46	$534	$493,929

		$493,929

Internet Software & Services — 0.2%

Symantec Corp., 5.00%, 4/15/25(1)	$916	$856,975

		$856,975

18	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lodging and Gaming — 0.2%

MGM Resorts International, 4.625%, 9/1/26	$900	$812,250

		$812,250

Machinery — 0.1%

Wabtec Corp., 3.838%, (3 mo. USD LIBOR + 1.05%), 9/15/21(2)	$431	$429,578

		$429,578

Media — 0.8%

Comcast Corp., 2.848%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	$1,960	$1,942,165

Comcast Corp., 3.70%, 4/15/24	1,257	1,265,476

Comcast Corp., 4.70%, 10/15/48	613	625,211

		$3,832,852

Mining — 0.4%

Freeport-McMoRan, Inc., 5.40%, 11/14/34	$900	$713,250

Yamana Gold, Inc., 4.625%, 12/15/27	1,285	1,191,776

		$1,905,026

Oil and Gas — 1.7%

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,303,850

Ecopetrol SA, 5.875%, 9/18/23	1,400	1,463,000

Nabors Industries, Inc., 4.625%, 9/15/21	983	886,324

Noble Energy, Inc., 3.90%, 11/15/24	937	908,756

Oceaneering International, Inc., 4.65%, 11/15/24	1,035	820,423

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,682,212

Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,418,266

		$8,482,831

Packaging & Containers — 0.2%

Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$840,219

		$840,219

Pharmaceuticals — 1.8%

Celgene Corp., 3.55%, 8/15/22	$1,041	$1,030,379

CVS Health Corp., 3.70%, 3/9/23	2,769	2,741,830

CVS Health Corp., 4.10%, 3/25/25	998	990,588

CVS Health Corp., 4.30%, 3/25/28	2,393	2,347,608

Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	1,757	1,734,140

		$8,844,545

Security	Principal Amount (000’s omitted)	Value

Pipelines — 0.5%

Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$445,338

Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	753,355

Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	915,348

Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	588,743

		$2,702,784

Real Estate Investment Trusts (REITs) — 1.5%

CBL & Associates, L.P., 5.25%, 12/1/23	$1,000	$795,000

DDR Corp., 3.625%, 2/1/25	874	836,012

Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,203,399

EPR Properties, 4.50%, 6/1/27	1,350	1,304,114

EPR Properties, 4.95%, 4/15/28	725	719,128

Newmark Group, Inc., 6.125%, 11/15/23(1)	2,890	2,848,503

		$7,706,156

Retail-Specialty and Apparel — 1.3%

Best Buy Co., Inc., 4.45%, 10/1/28	$1,577	$1,508,017

Dollar Tree, Inc., 3.70%, 5/15/23	1,476	1,444,791

Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	953,142

Nordstrom, Inc., 5.00%, 1/15/44	88	76,196

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	301,638

Tapestry, Inc., 4.125%, 7/15/27	2,491	2,336,207

		$6,619,991

Software — 0.3%

CA, Inc., 4.70%, 3/15/27	$909	$863,858

IQVIA, Inc., 5.00%, 10/15/26(1)	930	891,637

		$1,755,495

Technology — 0.4%

Western Digital Corp., 4.75%, 2/15/26	$2,412	$2,101,455

		$2,101,455

Telecommunications — 2.2%

AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,017,970

AT&T, Inc., 3.60%, 2/17/23	1,834	1,826,296

Nokia Oyj, 4.375%, 6/12/27	1,500	1,398,750

Verizon Communications, Inc., 3.716%, (3 mo. USD LIBOR + 1.10%), 5/15/25(2)	1,848	1,793,378

Verizon Communications, Inc., 4.329%, 9/21/28	2,407	2,423,150

Verizon Communications, Inc., 4.862%, 8/21/46	1,400	1,382,891

Verizon Communications, Inc., 5.50%, 3/16/47	1,421	1,518,646

		$11,361,081

19	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.2%

SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$887,072

		$887,072

Utilities — 1.0%

American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,349,676

Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,398,898

Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,011,424

Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,117,740

		$4,877,738

Total Corporate Bonds & Notes (identified cost $216,160,139)		$208,514,064

Agency Mortgage-Backed Securities — 12.1%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Pool #A93547, 4.50%, 8/1/40	$764	$798,983

Pool #C03490, 4.50%, 8/1/40	617	646,132

Pool #C09031, 2.50%, 2/1/43	1,738	1,653,768

Pool #G07589, 5.50%, 6/1/41	2,686	2,886,757

Pool #G08596, 4.50%, 7/1/44	829	863,024

Pool #G08670, 3.00%, 10/1/45	1,410	1,379,312

Pool #G08701, 3.00%, 4/1/46	2,163	2,114,807

Pool #G08717, 4.00%, 8/1/46	1,931	1,973,371

Pool #G08738, 3.50%, 12/1/46	1,868	1,870,578

Pool #G08758, 4.00%, 4/1/47	1,787	1,824,897

Pool #G60608, 4.00%, 5/1/46	2,986	3,053,469

Pool #G60761, 3.00%, 10/1/43	2,149	2,111,294

Pool #Q10378, 3.00%, 8/1/42	1,069	1,049,966

Pool #Q17453, 3.50%, 4/1/43	1,652	1,663,517

Pool #Q34310, 3.50%, 6/1/45	1,898	1,904,018

Pool #Q40264, 3.50%, 5/1/46	1,588	1,592,140

Pool #Q45051, 3.00%, 12/1/46	3,271	3,196,542

Pool #Q46889, 3.50%, 3/1/47	2,627	2,641,004

Pool #Q47999, 4.00%, 5/1/47	3,619	3,708,321

		$36,931,900

Federal National Mortgage Association:

Pool #AB3678, 3.50%, 10/1/41	$3,482	$3,512,153

Pool #AL7524, 5.00%, 7/1/41	931	987,962

Pool #AS3892, 4.00%, 11/1/44	1,075	1,101,015

Pool #AS5332, 4.00%, 7/1/45	1,223	1,254,196

Pool #AS6014, 4.00%, 10/1/45	822	842,699

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Pool #AS9721, 4.00%, 6/1/47	$2,708	$2,765,840

Pool #BA0891, 3.50%, 1/1/46	2,354	2,360,263

Pool #BA3938, 3.50%, 1/1/46	1,905	1,910,945

Pool #BD1183, 3.50%, 12/1/46	1,271	1,272,582

Pool #BE2316, 3.50%, 1/1/47	2,969	2,972,908

Pool #MA0634, 4.50%, 1/1/31	622	646,708

Pool #MA1789, 4.50%, 2/1/44	798	831,434

Pool #MA2653, 4.00%, 6/1/46	1,986	2,030,673

		$22,489,378

Government National Mortgage Association:

Pool #AQ1784, 3.50%, 12/20/45	$1,677	$1,690,044

		$1,690,044

Total Agency Mortgage-Backed Securities (identified cost $63,242,036)		$61,111,322

Collateralized Mortgage Obligations — 4.0%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 3820, Class DJ, 3.00%, 11/15/35	$754	$753,751

Series 4030, Class PA, 3.50%, 6/15/40	1,354	1,368,927

Series 4423, Class A, 3.50%, 10/15/39	1,304	1,311,624

		$3,434,302

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M2, 5.006%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$715	$716,785

Series 2018-DNA1, Class M1, 2.956%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	1,180	1,176,857

		$1,893,642

Federal National Mortgage Association:

Series 2005-58, Class MA, 5.50%, 7/25/35	$261	$277,614

Series 2011-135, Class PK, 4.50%, 5/25/40	943	977,085

Series 2013-6, Class HD, 1.50%, 12/25/42	263	241,011

Series 2013-130, Class EA, 3.00%, 6/25/38	1,168	1,163,632

Series 2014-70, Class KP, 3.50%, 3/25/44	1,241	1,259,580

		$3,918,922

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 7.756%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$2,276	$2,557,607

Series 2014-C02, Class 1M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	2,050	2,154,871

20	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2014-C02, Class 2M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	$965	$1,002,330

Series 2014-C03, Class 1M2, 5.506%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,169	1,231,953

Series 2014-C03, Class 2M2, 5.406%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	1,961	2,053,723

Series 2017-C05, Class 1M2, 4.706%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	400	400,222

Series 2017-C06, Class 1M2, 5.156%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,275	1,304,218

Series 2018-C03, Class 1M1, 3.186%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	497	497,065

		$11,201,989

Total Collateralized Mortgage Obligations (identified cost $20,727,579)		$20,448,855

Commercial Mortgage-Backed Securities — 8.0%
Security	Principal Amount (000’s omitted)	Value

CFCRE Commercial Mortgage Trust

Series 2016-C7, Class C, 4.435%, 12/10/54(6)	$1,050	$1,037,135

Series 2016-C7, Class D, 4.435%, 12/10/54(1)(6)	2,000	1,757,711

Citigroup Commercial Mortgage Trust

Series 2017-MDRB, Class C, 4.955%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,998,687

COMM Mortgage Trust

Series 2014-CR21, Class C, 4.418%, 12/10/47(6)	500	502,335

Credit Suisse Mortgage Trust

Series 2016-NXSR, Class C, 4.362%, 12/15/49(6)	1,500	1,469,820

GS Mortgage Securities Trust

Series 2018-FBLU, Class A, 3.405%, (1 mo. USD LIBOR + 0.95%), 11/15/35(1)(2)	5,000	4,985,000

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class C, 4.558%, 9/15/47(6)	2,530	2,472,065

Series 2014-C22, Class D, 4.558%, 9/15/47(1)(6)	500	426,226

Series 2014-C23, Class D, 3.978%, 9/15/47(1)(6)	250	223,691

Series 2014-C25, Class D, 3.945%, 11/15/47(1)(6)	1,960	1,652,019

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.406%, 8/15/46(1)(6)	2,000	1,992,887

Series 2012-CBX, Class AS, 4.271%, 6/15/45	3,325	3,394,480

Series 2013-C13, Class D, 3.991%, 1/15/46(1)(6)	2,000	1,913,059

Morgan Stanley Capital I Trust

Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,000	785,139

Security	Principal Amount (000’s omitted)	Value

Motel 6 Trust

Series 2017-MTL6, Class C, 3.855%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	$1,454	$1,427,394

Series 2017-MTL6, Class D, 4.605%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	588	581,117

Natixis Commercial Mortgage Securities Trust

Series 2018-FL1, Class C, 4.507%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,910,709

RETL Trust

Series 2018-RVP, Class A, 3.555%, (1 mo. USD LIBOR + 1.10%), 3/15/33(1)(2)	2,388	2,385,547

Toorak Mortgage Corp., Ltd.

Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(7)	1,330	1,333,237

VMC Finance, LLC

Series 2018-FL2, Class A, 3.38%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	3,000	3,008,781

Wells Fargo Commercial Mortgage Trust

Series 2015-LC22, Class C, 4.543%, 9/15/58(6)	900	897,966

Series 2015-SG1, Class C, 4.468%, 9/15/48(6)	354	345,150

Total Commercial Mortgage-Backed Securities (identified cost $40,533,561)		$40,500,155

Asset-Backed Securities — 18.1%
Security	Principal Amount (000’s omitted)	Value

AASET U.S., Ltd.

Series 2018-1A, Class A, 3.844%, 1/16/38(1)	$514	$516,533

Series 2018-1A, Class B, 5.437%, 1/16/38(1)	610	623,655

Adams Outdoor Advertising L.P.

Series 2018-1, Class A, 4.81%, 11/15/48(1)	749	771,669

American Credit Acceptance Receivables Trust

Series 2017-4, Class A, 2.00%, 7/10/20(1)	102	101,614

AmeriCredit Automobile Receivables Trust

Series 2016-2, Class B, 2.21%, 5/10/21	610	608,210

Series 2016-4, Class A3, 1.53%, 7/8/21	533	530,518

Ascentium Equipment Receivable Trust

Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	121	121,082

Avis Budget Rental Car Funding, LLC

Series 2013-2A, Class A, 2.97%, 2/20/20(1)	667	666,397

Series 2013-2A, Class B, 3.66%, 2/20/20(1)	300	299,990

Series 2014-1A, Class A, 2.46%, 7/20/20(1)	3,885	3,873,946

Canadian Pacer Auto Receivables Trust

Series 2017-1A, Class A2A, 1.772%, 12/19/19(1)	71	71,384

Canyon Capital CLO, Ltd.

Series 2016-1A, Class BR, 4.136%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	955,896

21	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd. (continued)

Series 2016-1A, Class DR, 5.236%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	$1,000	$925,884

Carlyle Global Market Strategies CLO, Ltd.

Series 2014-3RA, Class A2, 4.059%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	976,312

Series 2014-3RA, Class C, 5.459%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	932,572

CarMax Auto Owner Trust

Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,341,464

CNH Equipment Trust

Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,188,479

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,084	1,096,335

Conn Funding II L.P.

Series 2018-A, Class A, 3.25%, 1/15/23(1)	258	257,895

Consumer Loan Underlying Bond Credit Trust

Series 2017-NP1, Class C, 5.13%, 4/17/23(1)	1,496	1,504,780

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class A, 2.55%, 2/17/26(1)	2,500	2,478,829

DB Master Finance, LLC

Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	2,270	2,303,814

Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	337	325,536

Driven Brands Funding, LLC

Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	771	786,452

Dryden Senior Loan Fund

Series 2018-55A, Class D, 5.286%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	934,590

Enterprise Fleet Financing, LLC

Series 2017-1, Class A2, 2.13%, 7/20/22(1)	850	844,646

First Investors Auto Owner Trust

Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	74	73,691

FOCUS Brands Funding, LLC

Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	985	999,582

Ford Credit Auto Owner Trust

Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	473,804

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(1)	2,030	2,016,297

Hardee’s Funding, LLC

Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	978	989,701

Hertz Fleet Lease Funding, L.P.

Series 2017-1, Class A2, 2.13%, 4/10/31(1)	838	832,060

Horizon Aircraft Finance I, Ltd.

Series 2018-1, Class A, 4.458%, 12/15/38(1)	3,570	3,642,774

Invitation Homes Trust

Series 2017-SFR2, Class B, 3.605%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(2)	363	361,631

Security	Principal Amount (000’s omitted)	Value

Invitation Homes Trust (continued)

Series 2017-SFR2, Class C, 3.905%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(2)	$461	$459,791

Series 2018-SFR1, Class B, 3.405%, (1 mo. USD LIBOR + 0.95%), 3/17/37(1)(2)	380	375,755

Series 2018-SFR1, Class C, 3.705%, (1 mo. USD LIBOR + 1.25%), 3/17/37(1)(2)	445	440,828

Series 2018-SFR2, Class A, 3.355%, (1 mo. USD LIBOR + 0.90%), 6/17/37(1)(2)	5,352	5,299,568

MarketPlace Loan Trust

Series 2015-CB1, Class A, 4.00%, 7/15/21(1)	459	458,901

Mercedes-Benz Auto Receivables Trust

Series 2016-1, Class A3, 1.26%, 2/16/21	771	764,710

OneMain Financial Issuance Trust

Series 2015-1A, Class A, 3.19%, 3/18/26(1)	558	558,131

Series 2015-1A, Class B, 3.85%, 3/18/26(1)	1,200	1,204,759

Series 2016-2A, Class A, 4.10%, 3/20/28(1)	1,322	1,326,556

Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,895,910

Planet Fitness Master Issuer, LLC

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	2,075	2,088,406

Prosper Marketplace Issuance Trust

Series 2017-1A, Class B, 3.65%, 6/15/23(1)	532	531,444

Series 2017-2A, Class A, 2.41%, 9/15/23(1)	655	654,889

Series 2017-2A, Class B, 3.48%, 9/15/23(1)	605	604,776

Series 2017-3A, Class A, 2.36%, 11/15/23(1)	1,236	1,232,676

Series 2017-3A, Class B, 3.36%, 11/15/23(1)	3,015	2,999,260

Series 2018-1A, Class A, 3.11%, 6/17/24(1)	1,019	1,017,082

Series 2018-1A, Class B, 3.90%, 6/17/24(1)	600	600,208

Series 2018-2A, Class A, 3.35%, 10/15/24(1)	3,166	3,160,205

Purchasing Power Funding, LLC

Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,000	4,986,198

Santander Drive Auto Receivables Trust

Series 2017-3, Class A3, 1.87%, 6/15/21	1,059	1,056,564

Securitized Term Auto Receivables Trust

Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	147	146,899

Sierra Receivables Funding Co., LLC

Series 2014-2A, Class B, 2.40%, 6/20/31(1)	338	337,917

Series 2015-1A, Class B, 3.05%, 3/22/32(1)	121	120,389

Skopos Auto Receivables Trust

Series 2018-1A, Class A, 3.19%, 9/15/21(1)	1,298	1,296,582

Social Professional Loan Program, LLC

Series 2014-B, Class A2, 2.55%, 8/27/29(1)	364	361,938

SpringCastle America Funding LLC

Series 2016-AA, Class A, 3.05%, 4/25/29(1)	711	705,311

Springleaf Funding Trust

Series 2016-AA, Class A, 2.90%, 11/15/29(1)	2,149	2,136,670

22	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

TCF Auto Receivables Owner Trust

Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	$650	$644,113

Tesla Auto Lease Trust

Series 2018-A, Class A, 2.32%, 12/20/19(1)	647	645,569

Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,352	1,355,751

Thunderbolt Aircraft Lease, Ltd.

Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(7)	1,672	1,719,451

Towd Point Asset Trust

Series 2018-SL1, Class A, 3.106%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	4,289	4,276,531

Upland CLO, Ltd.

Series 2016-1A, Class CR, 5.369%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	918,607

Vantage Data Centers Issuer, LLC

Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,371	1,374,995

Verizon Owner Trust

Series 2016-1A, Class A, 1.42%, 1/20/21(1)	542	540,199

Veros Automobile Receivables Trust

Series 2018-1, Class A, 3.63%, 5/15/23(1)	3,372	3,372,884

Voya CLO, Ltd.

Series 2018-2A, Class B1, 3.924%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	970,869

Wendys Funding, LLC

Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)	2,917	2,922,087

Wheels SPV, LLC

Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	660	656,128

World Omni Automobile Lease Securitization Trust

Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	994,444

Total Asset-Backed Securities (identified cost $92,174,827)		$91,641,973

U.S. Treasury Obligations — 12.1%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 3.00%, 2/15/48	$2,425	$2,417,047

U.S. Treasury Bond, 3.125%, 5/15/48	5,880	6,003,685

U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/22(8)	26,072	25,231,240

U.S. Treasury Note, 2.625%, 6/30/23	1,322	1,329,170

U.S. Treasury Note, 2.75%, 9/15/21	645	649,517

U.S. Treasury Note, 2.875%, 9/30/23	10,263	10,430,985

U.S. Treasury Note, 2.875%, 10/31/23	958	974,025

U.S. Treasury Note, 2.875%, 5/15/28	7,796	7,923,052

U.S. Treasury Note, 2.875%, 8/15/28	5,954	6,051,472

Total U.S. Treasury Obligations (identified cost $60,092,703)		$61,010,193

Senior Floating-Rate Loans — 2.2%(9)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

DTZ U.S. Borrower, LLC, Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$1,247	$1,192,324

		$1,192,324

Business Equipment and Services — 0.2%

Change Healthcare Holdings, LLC, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 3/1/24	$1,069	$1,018,868

		$1,018,868

Cable and Satellite Television — 0.3%

UPC Financing Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 1/15/26	$833	$794,910

Ziggo Secured Finance Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,000	945,625

		$1,740,535

Drugs — 0.4%

Jaguar Holding Company II, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$1,866	$1,776,631

		$1,776,631

Electronics / Electrical — 0.5%

Infor (US), Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 2/1/22	$1,866	$1,792,054

MA FinanceCo., LLC, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	81	75,594

Seattle Spinco, Inc., Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	546	510,503

		$2,378,151

Equipment Leasing — 0.3%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), 1/15/25	$1,657	$1,599,521

		$1,599,521

Food / Drug Retailers — 0.1%

Albertsons, LLC, Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 11/17/25	$669	$632,728

		$632,728

23	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications — 0.2%

Sprint Communications, Inc., Term Loan, 5.063%, (1 mo. USD LIBOR + 2.50%), 2/2/24	$846	$809,754

		$809,754

Total Senior Floating-Rate Loans (identified cost $11,669,002)		$11,148,512

Short-Term Investments — 1.5%

Commercial Paper — 0.3%
Security	Principal Amount (000’s omitted)	Value

AT&T, Inc., 3.14%, 5/28/19(1)	$1,450	$1,431,205

Total Commercial Paper (identified cost $1,432,237)		$1,431,205

Other — 1.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.46%(10)	6,204,593	$6,203,972

Total Other (identified cost $6,203,887)		$6,203,972

Total Short-Term Investments (identified cost $7,636,124)		$7,635,177

Total Investments — 99.2% (identified cost $512,235,971)		$502,010,251

Other Assets, Less Liabilities — 0.8%		$4,005,573

Net Assets — 100.0%		$506,015,824

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $147,404,037 or 29.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at December 31, 2018.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2018.

(7)	Step coupon security. Interest rate represents the rate in effect at December 31, 2018.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018.

24	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	139	Long	3/29/19	$29,511,438	$201,772

U.S. 5-Year Treasury Note	60	Short	3/29/19	(6,881,250)	(116,342)

U.S. 10-Year Treasury Note	50	Long	3/20/19	6,100,781	151,095

U.S. Ultra 10-Year Treasury Note	125	Short	3/20/19	(16,259,766)	(523,629)

U.S. Ultra-Long Treasury Bond	275	Long	3/20/19	44,180,469	2,315,595

					$2,028,491

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PPTT	–	Preferred Pass-Through Trust

Currency Abbreviations:

USD	–	United States Dollar

25	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Unaffiliated investments, at value (identified cost, $506,032,084)	$495,806,279

Affiliated investment, at value (identified cost, $6,203,887)	6,203,972

Cash	75,500

Deposits for derivatives collateral — financial futures contracts	964,866

Interest receivable	3,114,764

Dividends receivable from affiliated investment	8,995

Receivable for variation margin on open financial futures contracts	128,765

Receivable from affiliate	34,664

Total assets	$506,337,805

Liabilities

Payable to affiliates:

Investment adviser fee	$193,061

Trustees’ fees	5,380

Accrued expenses	123,540

Total liabilities	$321,981

Net Assets applicable to investors’ interest in Portfolio	$506,015,824

26	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Interest (net of foreign taxes, $7,606)	$16,744,995

Dividends from affiliated investment	168,088

Total investment income	$16,913,083

Expenses

Investment adviser fee	$2,194,180

Trustees’ fees and expenses	19,868

Custodian fee	141,585

Legal and accounting services	112,913

Miscellaneous	14,519

Total expenses	$2,483,065

Deduct —

Allocation of expenses to affiliate	$93,487

Total expense reductions	$93,487

Net expenses	$2,389,578

Net investment income	$14,523,505

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(5,231,692)

Investment transactions — affiliated investment	(1,600)

Financial futures contracts	(1,904,227)

Net realized loss	$(7,137,519)

Change in unrealized appreciation (depreciation) —

Investments	$(10,988,185)

Investments — affiliated investment	571

Financial futures contracts	2,006,356

Net change in unrealized appreciation (depreciation)	$(8,981,258)

Net realized and unrealized loss	$(16,118,777)

Net decrease in net assets from operations	$(1,595,272)

27	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$14,523,505	$11,721,140

Net realized gain (loss)	(7,137,519)	3,676,612

Net change in unrealized appreciation (depreciation)	(8,981,258)	5,607,998

Net increase (decrease) in net assets from operations	$(1,595,272)	$21,005,750

Capital transactions —

Contributions	$86,298,166	$55,689,460

Withdrawals	(58,051,164)	(81,587,010)

Net increase (decrease) in net assets from capital transactions	$28,247,002	$(25,897,550)

Net increase (decrease) in net assets	$26,651,730	$(4,891,800)

Net Assets

At beginning of year	$479,364,094	$484,255,894

At end of year	$506,015,824	$479,364,094

28	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2018	2017	2016		2015		2014

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	0.49%	0.49%	0.50%		0.50%		0.50%

Net investment income	2.98%	2.46%	2.01%		2.00%		2.47%

Portfolio Turnover	65%	123%	132	%(3)	159	%(3)	134	%(3)

Total Return(2)	(0.50)%	4.48%	2.73%		0.04%		5.27%

Net assets, end of year (000’s omitted)	$506,016	$479,364	$484,256		$342,684		$214,538

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.01%, 0.01%, 0.02% and 0.03% of average daily net assets for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(3)	Includes the effect of To Be Announced (TBA) transactions.

29	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2018, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 65.6% and 34.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

30

Core Bond Portfolio

December 31, 2018

Notes to Financial Statements — continued

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2018, the Portfolio’s investment adviser fee amounted to $2,194,180 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $93,487 of the Portfolio’s operating expenses for the year ended December 31, 2018. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended December 31, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$253,970,038	$185,584,853

U.S. Government and Agency Securities	102,894,262	125,237,736

	$356,864,300	$310,822,589

31

Core Bond Portfolio

December 31, 2018

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$512,843,516

Gross unrealized appreciation	$1,885,380

Gross unrealized depreciation	(12,718,645)

Net unrealized depreciation	$(10,833,265)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2018 is included in the Portfolio of Investments. At December 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts and options thereon to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$2,668,462	$(639,971)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$364,352	$28,780

Financial futures contracts	(1,904,227)	2,006,356

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Financial futures contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Financial futures contracts, respectively.

The average notional cost of futures contracts outstanding during the year ended December 31, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$55,581,000	$27,044,000

32

Core Bond Portfolio

December 31, 2018

Notes to Financial Statements — continued

The average number of purchased options contracts outstanding during the year ended December 31, 2018, which is indicative of the volume of this derivative type, was 118 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2018.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$208,514,064	$—	$208,514,064

Agency Mortgage-Backed Securities	—	61,111,322	—	61,111,322

Collateralized Mortgage Obligations	—	20,448,855	—	20,448,855

Commercial Mortgage-Backed Securities	—	40,500,155	—	40,500,155

Asset-Backed Securities	—	91,641,973	—	91,641,973

U.S. Treasury Obligations	—	61,010,193	—	61,010,193

Senior Floating-Rate Loans	—	11,148,512	—	11,148,512

Short-Term Investments —

Commercial Paper	—	1,431,205	—	1,431,205

Other	—	6,203,972	—	6,203,972

Total Investments	$—	$502,010,251	$—	$502,010,251

Futures Contracts	$2,668,462	$—	$—	$2,668,462

Total	$2,668,462	$502,010,251	$—	$504,678,713

Liability Description

Futures Contracts	$(639,971)	$—	$—	$(639,971)

Total	$(639,971)	$—	$—	$(639,971)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2018 is not presented.

33

Core Bond Portfolio

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2018, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

34

Eaton Vance Core Bond Fund

Core Bond Portfolio

December 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Core Bond Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	7,293,932	29,499

Keith Quinton	7,299,922	23,509

Marcus L. Smith	7,293,932	29,499

Susan J. Sutherland	7,299,922	23,509

Scott E. Wennerholm	7,293,932	29,499

Results are rounded to the nearest whole number.

Core Bond Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Mark R. Fetting	99%	1%

Keith Quinton	99%	1%

Marcus L. Smith	99%	1%

Susan J. Sutherland	99%	1%

Scott E. Wennerholm	99%	1%

Results are rounded to the nearest whole number.

35

Eaton Vance

Core Bond Fund

December 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

36

Eaton Vance

Core Bond Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

37

Eaton Vance

Core Bond Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.18

Eaton Vance

Dividend Builder Fund

Annual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2018

Eaton Vance

Dividend Builder Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Special Meeting of Shareholders	24

Management and Organization	25

Important Notices	28

Eaton Vance

Dividend Builder Fund

December 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock indexes declined during the 12-month period ended December 31, 2018, as a sharp downturn in the final quarter of the year erased earlier gains.

U.S. stocks opened the period on an upswing, as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.

In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.

U.S. stocks bounced back during the summer months led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of the period amid global trade war fears and sagging economies in China and Europe. Despite a partial rebound in the final days of the period, the U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.

Amid investor worries, however, U.S. economic data remained largely positive during the period, prompting the U.S. Federal Reserve (the Fed) to raise the federal funds rate in December 2018 for the fourth time during the period. Since then, the Fed has indicated that it may reconsider its planned 2019 rate hikes.

For the 12-month period ended December 31, 2018, the blue-chip Dow Jones Industrial Average®2 declined 3.48%, while the broader U.S. equity market represented by the S&P 500® Index fell 4.38%. The technology-laden NASDAQ Composite Index fell 2.84% during the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Fund Performance

For the 12-month period ended December 31, 2018, Eaton Vance Dividend Builder Fund (the Fund) returned –5.40% for Class A shares at net asset value (NAV), underperforming its benchmark, the S&P 500® Index (the Index), which returned –4.38%.

The Fund’s underperformance relative to the Index resulted from unfavorable stock selections, while sector and industry allocations had a positive effect on performance. The Fund recorded positive returns in five of the 11 market sectors in the Index, while the Index itself had positive returns in four sectors.

Stock selections in the information technology (IT) sector were the largest detractors from relative Fund performance versus the Index during the period. In the outperforming IT services industry, the Fund’s lack of exposure to credit card issuer Mastercard, Inc. and an underweight position in Visa, Inc. constrained relative Fund results, since both companies benefited from a strong global economy during the period.

The materials sector also dragged down Fund performance versus the Index. An overweight position in the underperforming containers & packaging industry, particularly industry giant International Paper Co., detracted from relative Fund results. The company faced mounting price competition due to increased production capacity within the industry.

In the consumer staples sector, an overweight position in the lagging tobacco industry hampered Fund results versus the Index during the period. Tobacco company Philip Morris International, Inc. was the Fund’s poorest-performing stock. Altria Group, Inc. (Altria) was also among the Fund’s weakest stocks. Both companies suffered from declining tobacco sales amid growing competition from alternative smoking products. Altria was sold during the period.

On the positive side, stock selections and an overweight position in the real estate sector contributed to relative Fund performance versus in the Index during the period. In the real estate investment trust industry, out-of-Index holding National Retail Properties, Inc., owner of gas-convenience store properties, was one of the Fund’s leading stocks after earnings topped expectations.

The communications services sector also outperformed relative to the Index due to stock selections. In the diversified telecommunications industry, the Fund’s underweight position in AT&T, Inc. boosted relative Fund results, as the company lagged amid investor concerns about high debt levels from a major acquisition. Stock selections in the energy sector also boosted relative Fund returns versus the Index during the period, particularly in the oil & gas industry.

In the consumer discretionary sector, e-commerce giant Amazon.com, Inc. was the Fund’s top overall stock during the period. The company benefited from continued acceleration in its key business segments — web services, retail, and advertising.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Dividend Builder Fund

December 31, 2018

Performance2,3

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	–5.40%	7.14%	9.60%
Class A with 5.75% Maximum Sales Charge	—	—	–10.85	5.88	8.95
Class C at NAV	11/01/1993	12/18/1981	–6.09	6.33	8.78
Class C with 1% Maximum Sales Charge	—	—	–6.95	6.33	8.78
Class I at NAV	06/20/2005	12/18/1981	–5.10	7.40	9.87
S&P 500® Index	—	—	–4.38%	8.49%	13.11%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			1.02%	1.77%	0.77%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2008	$23,200	N.A.
Class I	$250,000	12/31/2008	$640,909	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Dividend Builder Fund

December 31, 2018

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Microsoft Corp.	4.1%

Apple, Inc.	4.0

Alphabet, Inc., Class C	3.0

Verizon Communications, Inc.	2.8

Simon Property Group, Inc.	2.5

Amazon.com, Inc.	2.4

Johnson & Johnson	2.3

Exxon Mobil Corp.	2.2

Anthem, Inc.	2.2

Pfizer, Inc.	2.2

Total	27.7%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Dividend Builder Fund

December 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Dividend Builder Fund

December 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (7/1/18 – 12/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$936.90	$4.98	1.02%
Class C	$1,000.00	$932.90	$8.62	1.77%
Class I	$1,000.00	$938.00	$3.76	0.77%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$5.19	1.02%
Class C	$1,000.00	$1,016.30	$9.00	1.77%
Class I	$1,000.00	$1,021.30	$3.92	0.77%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018.

6

Eaton Vance

Dividend Builder Fund

December 31, 2018

Portfolio of Investments

Common Stocks — 99.3%
Security	Shares	Value

Aerospace & Defense — 3.1%

Harris Corp.	75,000	$10,098,750

Lockheed Martin Corp.	40,300	10,552,152

Textron, Inc.	105,200	4,838,148

		$25,489,050

Banks — 5.8%

Bank of America Corp.	595,700	$14,678,048

Canadian Imperial Bank of Commerce	101,772	7,579,971

JPMorgan Chase & Co.	164,600	16,068,252

People’s United Financial, Inc.	594,500	8,578,635

		$46,904,906

Beverages — 4.2%

Coca-Cola Co. (The)	325,700	$15,421,895

Constellation Brands, Inc., Class A	27,000	4,342,140

PepsiCo, Inc.	128,200	14,163,536

		$33,927,571

Biotechnology — 2.4%

AbbVie, Inc.	107,600	$9,919,644

Celgene Corp.(1)	30,840	1,976,536

Gilead Sciences, Inc.	115,400	7,218,270

		$19,114,450

Capital Markets — 1.6%

CME Group, Inc.	68,500	$12,886,220

		$12,886,220

Chemicals — 1.2%

DowDuPont, Inc.	189,100	$10,113,068

		$10,113,068

Communications Equipment — 1.0%

Cisco Systems, Inc.	181,200	$7,851,396

		$7,851,396

Consumer Finance — 0.5%

Navient Corp.	498,700	$4,393,547

		$4,393,547

Security	Shares	Value

Containers & Packaging — 1.2%

International Paper Co.	236,353	$9,539,207

		$9,539,207

Diversified Telecommunication Services — 3.8%

AT&T, Inc.	279,400	$7,974,076

Verizon Communications, Inc.	409,680	23,032,210

		$31,006,286

Electric Utilities — 4.9%

Duke Energy Corp.	160,200	$13,825,260

Edison International	171,400	9,730,378

Evergy, Inc.	113,497	6,443,225

PPL Corp.	345,600	9,790,848

		$39,789,711

Electronic Equipment, Instruments & Components — 0.8%

FLIR Systems, Inc.	151,800	$6,609,372

		$6,609,372

Energy Equipment & Services — 0.5%

Schlumberger, Ltd.	106,600	$3,846,128

		$3,846,128

Entertainment — 2.5%

Activision Blizzard, Inc.	99,400	$4,629,058

Walt Disney Co. (The)	142,800	15,658,020

		$20,287,078

Equity Real Estate Investment Trusts (REITs) — 5.6%

AvalonBay Communities, Inc.	58,300	$10,147,115

National Retail Properties, Inc.	314,500	15,256,395

Simon Property Group, Inc.	119,800	20,125,202

		$45,528,712

Food & Staples Retailing — 0.6%

Walmart, Inc.	55,400	$5,160,510

		$5,160,510

Food Products — 1.1%

Campbell Soup Co.(2)	172,200	$5,680,878

Conagra Brands, Inc.	147,740	3,155,726

		$8,836,604

7	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Health Care Equipment & Supplies — 2.6%

Danaher Corp.	105,500	$10,879,160

Medtronic PLC	114,900	10,451,304

		$21,330,464

Health Care Providers & Services — 3.6%

Anthem, Inc.	68,300	$17,937,629

UnitedHealth Group, Inc.	46,700	11,633,904

		$29,571,533

Hotels, Restaurants & Leisure — 2.0%

Extended Stay America, Inc.	276,000	$4,278,000

Starbucks Corp.	183,000	11,785,200

		$16,063,200

Household Products — 1.6%

Procter & Gamble Co. (The)	140,100	$12,877,992

		$12,877,992

Independent Power and Renewable Electricity Producers — 1.1%

NextEra Energy Partners, L.P.	201,800	$8,687,490

		$8,687,490

Industrial Conglomerates — 1.6%

3M Co.	69,600	$13,261,584

		$13,261,584

Insurance — 4.0%

American Financial Group, Inc.	138,600	$12,547,458

Chubb, Ltd.	94,400	12,194,592

First American Financial Corp.	166,000	7,410,240

		$32,152,290

Interactive Media & Services — 4.8%

Alphabet, Inc., Class C(1)	23,614	$24,454,895

Facebook, Inc., Class A(1)	110,700	14,511,663

		$38,966,558

Internet & Direct Marketing Retail — 2.4%

Amazon.com, Inc.(1)	13,100	$19,675,807

		$19,675,807

Security	Shares	Value

IT Services — 2.7%

Cognizant Technology Solutions Corp., Class A	136,000	$8,633,280

Visa, Inc., Class A	99,900	13,180,806

		$21,814,086

Machinery — 1.1%

Stanley Black & Decker, Inc.	75,400	$9,028,396

		$9,028,396

Multiline Retail — 1.0%

Dollar Tree, Inc.(1)	89,900	$8,119,768

		$8,119,768

Oil, Gas & Consumable Fuels — 4.9%

BP PLC	1,237,500	$7,823,088

ConocoPhillips	108,600	6,771,210

Exxon Mobil Corp.	264,500	18,036,255

Phillips 66	82,400	7,098,760

		$39,729,313

Pharmaceuticals — 7.6%

Eli Lilly & Co.	77,400	$8,956,728

GlaxoSmithKline PLC ADR	172,600	6,595,046

Johnson & Johnson	144,800	18,686,440

Merck & Co., Inc.	127,500	9,742,275

Pfizer, Inc.	410,800	17,931,420

		$61,911,909

Professional Services — 0.5%

IHS Markit, Ltd.(1)	86,000	$4,125,420

		$4,125,420

Semiconductors & Semiconductor Equipment — 4.4%

Broadcom, Inc.	49,700	$12,637,716

QUALCOMM, Inc.(2)	185,700	10,568,187

Texas Instruments, Inc.	134,700	12,729,150

		$35,935,053

Software — 4.1%

Microsoft Corp.	324,567	$32,966,270

		$32,966,270

8	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Specialty Retail — 1.9%

Home Depot, Inc. (The)	90,800	$15,601,256

		$15,601,256

Technology Hardware, Storage & Peripherals — 4.0%

Apple, Inc.	203,437	$32,090,152

		$32,090,152

Textiles, Apparel & Luxury Goods — 1.7%

Gildan Activewear, Inc.	321,700	$9,766,812

Tapestry, Inc.	115,900	3,911,625

		$13,678,437

Tobacco — 0.9%

Philip Morris International, Inc.	111,435	$7,439,401

		$7,439,401

Total Common Stocks (identified cost $776,748,921)		$806,310,195

Short-Term Investments — 0.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.46%(3)	1,475,462	$1,475,314

Total Short-Term Investments (identified cost $1,475,192)		$1,475,314

Total Investments — 99.5% (identified cost $778,224,113)		$807,785,509

Other Assets, Less Liabilities — 0.5%		$4,267,163

Net Assets — 100.0%		$812,052,672

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $16,086,574.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

9	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Unaffiliated investments, at value including $16,086,574 of securities on loan (identified cost, $776,748,921)	$806,310,195

Affiliated investment, at value (identified cost, $1,475,192)	1,475,314

Dividends receivable	1,372,317

Dividends receivable from affiliated investment	2,945

Receivable for investments sold	3,869,921

Receivable for Fund shares sold	672,643

Securities lending income receivable	5,361

Tax reclaims receivable	865,920

Total assets	$814,574,616

Liabilities

Payable for Fund shares redeemed	$1,531,994

Payable to affiliates:

Investment adviser fee	459,147

Distribution and service fees	219,976

Trustees’ fees	10,258

Accrued expenses	300,569

Total liabilities	$2,521,944

Net Assets	$812,052,672

Sources of Net Assets

Paid-in capital	$779,735,868

Distributable earnings	32,316,804

Total	$812,052,672

Class A Shares

Net Assets	$558,487,308

Shares Outstanding	44,642,953

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.51

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$13.27

Class C Shares

Net Assets	$107,494,882

Shares Outstanding	8,543,378

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.58

Class I Shares

Net Assets	$146,070,482

Shares Outstanding	11,686,621

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.50

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Dividends (net of foreign taxes, $147,847)	$13,724,598

Dividends allocated from Portfolio (net of foreign taxes, $47,686)	11,650,689

Dividends from affiliated investment	30,650

Securities lending income, net	27,452

Securities lending income allocated from Portfolio, net	15,626

Expenses allocated from Portfolio	(2,882,726)

Total investment income	$22,566,289

Expenses

Investment adviser fee	$3,327,538

Distribution and service fees

Class A	1,623,847

Class C	1,367,665

Trustees’ fees and expenses	30,899

Custodian fee	177,372

Transfer and dividend disbursing agent fees	655,888

Legal and accounting services	82,651

Printing and postage	82,263

Registration fees	44,374

Miscellaneous	44,658

Total expenses	$7,437,155

Net investment income	$15,129,134

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$33,962,112

Investment transactions allocated from Portfolio	27,883,868

Investment transactions — affiliated investment	524

Foreign currency transactions	(4,792)

Foreign currency transactions allocated from Portfolio	(3,560)

Net realized gain	$61,838,152

Change in unrealized appreciation (depreciation) —

Investments	$(113,795,158)

Investments allocated from Portfolio	(7,398,254)

Investments — affiliated investment	122

Foreign currency	40,164

Foreign currency allocated from Portfolio	(56,395)

Net change in unrealized appreciation (depreciation)	$(121,209,521)

Net realized and unrealized loss	$(59,371,369)

Net decrease in net assets from operations	$(44,242,235)

11	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$15,129,134	$18,304,783

Net realized gain	61,838,152	80,093,848

Net change in unrealized appreciation (depreciation)	(121,209,521)	67,675,672

Net increase (decrease) in net assets from operations	$(44,242,235)	$166,074,303

Distributions to shareholders(1)

Class A	$(57,837,835)	$(65,097,594)

Class C	(10,520,298)	(13,384,963)

Class I	(15,180,599)	(15,722,240)

Total distributions to shareholders	$(83,538,732)	$(94,204,797)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$33,642,047	$32,845,467

Class C	7,151,055	8,547,081

Class I	39,331,886	68,649,361

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	49,523,310	55,910,323

Class C	9,745,958	12,314,314

Class I	13,846,361	13,790,271

Cost of shares redeemed

Class A	(110,827,967)	(149,700,017)

Class C	(41,604,558)	(46,479,020)

Class I	(49,296,866)	(41,660,421)

Net decrease in net assets from Fund share transactions	$(48,488,774)	$(45,782,641)

Net increase (decrease) in net assets	$(176,269,741)	$26,086,865

Net Assets

At beginning of year	$988,322,413	$962,235,548

At end of year	$812,052,672	$988,322,413 (2)

(1)	For the year ended December 31, 2017, the source of distributions was as follows:
Net investment income — Class A $(12,311,304), Class C $(1,676,912) and Class I $(3,038,650)
Net realized gain — Class A $(52,786,290), Class C $(11,708,051) and Class I $(12,683,590)
The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $2,218,498 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

12	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2018

Financial Highlights

	Class A
	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value — Beginning of year	$14.550		$13.510	$13.110	$14.190	$13.430

Income (Loss) From Operations

Net investment income(1)	$0.242		$0.282	$0.278	$0.238	$0.269

Net realized and unrealized gain (loss)	(0.942)		2.212	0.907	0.178	1.269

Total income (loss) from operations	$(0.700)		$2.494	$1.185	$0.416	$1.538

Less Distributions

From net investment income	$(0.264)		$(0.264)	$(0.264)	$(0.236)	$(0.195)

From net realized gain	(1.076)		(1.190)	(0.521)	(1.260)	(0.583)

Total distributions	$(1.340)		$(1.454)	$(0.785)	$(1.496)	$(0.778)

Net asset value — End of year	$12.510		$14.550	$13.510	$13.110	$14.190

Total Return(2)	(5.40)%		18.89%	9.21%	2.91%	11.73%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$558,487		$674,421	$685,372	$711,199	$758,216

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	1.02%		1.03%	1.04%	1.04%	1.05%

Net investment income	1.66%		1.98%	2.09%	1.67%	1.92%

Portfolio Turnover of the Portfolio(5)	37	%(6)	86%	97%	99%	93%

Portfolio Turnover of the Fund	41	%(6)(7)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	Not annualized.

(7)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

13	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2018

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value — Beginning of year	$14.620		$13.580	$13.160	$14.250	$13.480

Income (Loss) From Operations

Net investment income(1)	$0.133		$0.177	$0.179	$0.132	$0.163

Net realized and unrealized gain (loss)	(0.945)		2.209	0.926	0.167	1.278

Total income (loss) from operations	$(0.812)		$2.386	$1.105	$0.299	$1.441

Less Distributions

From net investment income	$(0.152)		$(0.156)	$(0.164)	$(0.129)	$(0.088)

From net realized gain	(1.076)		(1.190)	(0.521)	(1.260)	(0.583)

Total distributions	$(1.228)		$(1.346)	$(0.685)	$(1.389)	$(0.671)

Net asset value — End of year	$12.580		$14.620	$13.580	$13.160	$14.250

Total Return(2)	(6.09)%		17.89%	8.51%	2.05%	10.90%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$107,495		$149,298	$163,138	$165,915	$175,086

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	1.77%		1.78%	1.79%	1.79%	1.80%

Net investment income	0.91%		1.24%	1.34%	0.92%	1.16%

Portfolio Turnover of the Portfolio(5)	37	%(6)	86%	97%	99%	93%

Portfolio Turnover of the Fund	41	%(6)(7)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(6)	Not annualized.

(7)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

14	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2018

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value — Beginning of year	$14.530		$13.500	$13.100	$14.180	$13.430

Income (Loss) From Operations

Net investment income(1)	$0.279		$0.316	$0.312	$0.274	$0.296

Net realized and unrealized gain (loss)	(0.932)		2.204	0.906	0.178	1.268

Total income (loss) from operations	$(0.653)		$2.520	$1.218	$0.452	$1.564

Less Distributions

From net investment income	$(0.301)		$(0.300)	$(0.297)	$(0.272)	$(0.231)

From net realized gain	(1.076)		(1.190)	(0.521)	(1.260)	(0.583)

Total distributions	$(1.377)		$(1.490)	$(0.818)	$(1.532)	$(0.814)

Net asset value — End of year	$12.500		$14.530	$13.500	$13.100	$14.180

Total Return(2)	(5.10)%		19.12%	9.49%	3.10%	12.01%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$146,070		$164,604	$113,726	$107,963	$103,942

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	0.77%		0.78%	0.79%	0.79%	0.80%

Net investment income	1.92%		2.22%	2.35%	1.92%	2.10%

Portfolio Turnover of the Portfolio(5)	37	%(6)	86%	97%	99%	93%

Portfolio Turnover of the Fund	41	%(6)(7)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	Not annualized.

(7)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

15	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. Prior to the close of business on June 8, 2018, the Fund invested all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on June 8, 2018, the Fund received its pro-rata share of net assets from the Portfolio as part of the termination of the Portfolio. As of June 11, 2018, the next business day, the Fund invests its assets directly. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Effective January 25, 2019, Class C shares generally will automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities.  Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies.  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund.  The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, prior to its termination as of the close of business on June 8, 2018, the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims. Prior to the close of business on June 8, 2018, the net investment income or loss consisted of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

16

Eaton Vance

Dividend Builder Fund

December 31, 2018

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017

Ordinary income	$33,393,057	$33,448,384

Long-term capital gains	$50,145,675	$60,756,413

During the year ended December 31, 2018, distributable earnings was decreased by $4,256,210 and paid-in capital was increased by $4,256,210 due to the Fund’s use of equalization accounting and differences between book and tax accounting for the Fund’s investment in the Portfolio. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

17

Eaton Vance

Dividend Builder Fund

December 31, 2018

Notes to Financial Statements — continued

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$330,062

Undistributed long-term capital gains	$6,006,126

Post October capital losses	$(2,313,876)

Net unrealized appreciation	$28,294,492

At December 31, 2018, the Fund had a net capital loss of $2,313,876 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$779,492,787

Gross unrealized appreciation	$80,738,030

Gross unrealized depreciation	(52,445,308)

Net unrealized appreciation	$28,292,722

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement dated June 8, 2018 between the Fund and BMR, the fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. Prior to the close of business on June 8, 2018, when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s investment adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. For the year ended December 31, 2018, the Fund’s allocated portion of the investment adviser fee paid by the Portfolio amounted to $2,725,054 and the investment adviser fee paid by the Fund amounted to $3,327,538. For the year ended December 31, 2018, the Fund’s investment adviser fee, including the investment adviser fee allocated from the Portfolio, was 0.64% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, EVM earned $111,909 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $26,629 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2018 amounted to $1,623,847 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2018, the Fund paid or accrued to EVD $1,025,749 for Class C shares.

18

Eaton Vance

Dividend Builder Fund

December 31, 2018

Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2018 amounted to $341,916 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2018, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than short-term obligations and investments transferred to the Fund, for the period from January 1, 2018 through June 8, 2018 aggregated $352,684,895 and $398,845,581, respectively. Purchases and sales of investments by the Fund, other than short-term obligations and investments transferred from the Portfolio, for the period from June 11, 2018 through December 31, 2018 aggregated $373,524,226 and $443,306,103, respectively. Increases and decreases in the Fund’s investment in the Portfolio for the period from January 1, 2018 through June 8, 2018 were $245,479 and $1,018,982,880, respectively. Included in decreases is $962,305,499, representing the Fund’s interest in the Portfolio as of the close of business on June 8, 2018, which was exchanged for the Fund’s pro-rata share of net assets of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $818,987,459 was carried forward to the net assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2018	2017

Sales	2,359,977	2,305,590

Issued to shareholders electing to receive payments of distributions in Fund shares	3,615,097	3,895,803

Redemptions	(7,693,976)	(10,551,829)

Net decrease	(1,718,902)	(4,350,436)

	Year Ended December 31,
Class C	2018	2017

Sales	497,780	594,697

Issued to shareholders electing to receive payments of distributions in Fund shares	710,355	852,568

Redemptions	(2,875,129)	(3,252,696)

Net decrease	(1,666,994)	(1,805,431)

19

Eaton Vance

Dividend Builder Fund

December 31, 2018

Notes to Financial Statements — continued

	Year Ended December 31,
Class I	2018	2017

Sales	2,739,086	4,866,028

Issued to shareholders electing to receive payments of distributions in Fund shares	1,010,772	960,791

Redemptions	(3,388,128)	(2,923,307)

Net increase	361,730	2,903,512

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2018.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2018, the value of the securities loaned (all common stocks) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $16,086,574 and $16,501,766, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

20

Eaton Vance

Dividend Builder Fund

December 31, 2018

Notes to Financial Statements — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$90,259,922	$—		$—	$90,259,922

Consumer Discretionary	73,138,468	—		—	73,138,468

Consumer Staples	68,242,078	—		—	68,242,078

Energy	35,752,353	7,823,088		—	43,575,441

Financials	96,336,963	—		—	96,336,963

Health Care	131,928,356	—		—	131,928,356

Industrials	51,904,450	—		—	51,904,450

Information Technology	137,266,329	—		—	137,266,329

Materials	19,652,275	—		—	19,652,275

Real Estate	45,528,712	—		—	45,528,712

Utilities	48,477,201	—		—	48,477,201

Total Common Stocks	$798,487,107	$7,823,088	*	$—	$806,310,195

Short-Term Investments	$—	$1,475,314		$—	$1,475,314

Total Investments	$798,487,107	$9,298,402		$—	$807,785,509

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

21

Eaton Vance

Dividend Builder Fund

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Dividend Builder Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Dividend Builder Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 20, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

22

Eaton Vance

Dividend Builder Fund

December 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2019 showed the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2018, the Fund designates approximately $19,212,217, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 57.08% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $51,572,800 or, if subsequently determined to be different, the net capital gain of such year.

23

Eaton Vance

Dividend Builder Fund

December 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Dividend Builder Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

Nominee for Trustee	Number of Shares
	For	Withheld

Mark R. Fetting	48,712,443	531,698

Keith Quinton	48,733,818	510,323

Marcus L. Smith	48,697,446	546,695

Susan J. Sutherland	48,729,588	514,553

Scott E. Wennerholm	48,808,223	435,918

Results are rounded to the nearest whole number.

24

Eaton Vance

Dividend Builder Fund

December 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

25

Eaton Vance

Dividend Builder Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside

26

Eaton Vance

Dividend Builder Fund

December 31, 2018

Management and Organization — continued

(launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

159    12.31.18

Eaton Vance

Greater India Fund

Annual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2018

Eaton Vance

Greater India Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	18 and 32

Federal Tax Information	19

Special Meeting of Shareholders	33

Management and Organization	34

Important Notices	37

Eaton Vance

Greater India Fund

December 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Escalating trade tensions between the U.S. and China, fears of a global economic slowdown, domestic credit concerns, and political uncertainties contributed to volatility for Indian equities for the 12-month period ended December 31, 2018. The MSCI India Index (the Index)2 returned –7.30% during the period.

Indian equities saw significant outperformance against broader emerging-market equities in July 2018, buoyed by a Goods and Services Tax cut on key products, expectations of a healthy quarterly earnings season, as well as a normal monsoon season. However, September 2018 marked the worst monthly performance for Indian equities since August 2013, as default by a particular non-bank finance company weighed down on investor sentiment. Credit concerns persisted in October 2018, extending the selloff amid global volatility driven by growth and trade unease.

A sharp rebound in November 2018 was the result of strong Indian rupee appreciation, lower crude oil prices, and improving global investor sentiment. Indian equities were resilient despite rising domestic and global political uncertainties in December 2018, following the resignation of the governor of the Reserve Bank of India and the ruling political party’s defeat in three state elections, compounded by a partial U.S. federal government shutdown.

Fund Performance

For the 12-month period ended December 31, 2018, Eaton Vance Greater India Fund (the Fund) underperformed its benchmark, the Index, returning –12.13% for Class A shares at net asset value (NAV), versus the Index’s –7.30% return.

Positions in industrials and materials sectors detracted from relative returns. In addition, an overweight position in Vodafone Idea, Ltd. (Vodafone Idea), formerly Idea Cellular, Ltd., a communication services provider, was a significant detractor from relative performance.

The stock price declined as the Indian telecom industry faced intensifying competition. The Fund sold its position in Vodafone Idea during the period. Within the energy sector, the Fund’s underweight position in Reliance Industries, Ltd., a refiner and manufacturer of petro-chemicals, also detracted from relative returns. The company performed well during the period following strong business results driven by higher petro-chemical volumes and margins. Stock selections within the consumer discretionary and health care sectors contributed to relative performance. In the financials sector, the Fund’s overweight position in Bajaj Finance, Ltd. — a nonbanking financial company that focuses on consumers, small- and medium-size enterprises, and commercial lending — was the largest contributor to relative performance. The stock outperformed the Index as the company reported strong business results along with stable asset quality and healthy traction in loan growth. Similarly, the Fund’s overweight position in HDFC Bank, Ltd., a private bank in India, also contributed to relative performance. The stock outperformed the Index as the company reported healthy loan growth and a stable net interest margin — a measure of the difference between the interest income generated by banks and the amount of interest paid out to lenders.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater India Fund

December 31, 2018

Performance2,3

Portfolio Manager Hiren Dasani, CFA, of Goldman Sachs Asset Management, L.P. (GSAM)

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	–12.13%	11.56%	11.11%
Class A with 5.75% Maximum Sales Charge	—	—	–17.19	10.25	10.45
Class B at NAV	05/02/1994	05/02/1994	–12.76	10.78	10.37
Class B with 5% Maximum Sales Charge	—	—	–17.07	10.51	10.37
Class C at NAV	07/07/2006	05/02/1994	–12.76	10.78	10.38
Class C with 1% Maximum Sales Charge	—	—	–13.62	10.78	10.38
Class I at NAV	10/01/2009	05/02/1994	–11.85	11.90	11.44
MSCI India Index	—	—	–7.30%	8.07%	10.65%

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I
	1.68%	2.38%	2.38%	1.38%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	12/31/2008	$26,844	N.A.
Class C	$10,000	12/31/2008	$26,856	N.A.
Class I	$250,000	12/31/2008	$738,945	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Greater India Fund

December 31, 2018

Fund Profile5

Sector Allocation (% of net assets)6

Top 10 Holdings (% of net assets)6

Infosys, Ltd.	9.0%

Maruti Suzuki India, Ltd.	5.9

Reliance Industries, Ltd.	5.3

Housing Development Finance Corp., Ltd.	4.5

Axis Bank, Ltd.	4.3

HDFC Bank, Ltd.	3.5

ICICI Bank, Ltd.	3.4

Bajaj Finance, Ltd.	3.1

Hindustan Unilever, Ltd.	3.0

Britannia Industries, Ltd.	2.5

Total	44.5%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Greater India Fund

December 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI India Index is an unmanaged index of common stocks traded in the India market. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective September 15, 2016, Goldman Sachs Asset Management International (GSAM beginning October 19, 2017) began sub- advising the Fund. Performance prior to September 15, 2016, reflects the Fund’s performance under a former sub-adviser.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Greater India Fund

December 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (7/1/18 – 12/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$961.10	$8.01	1.62%
Class B	$1,000.00	$957.50	$11.45	2.32%
Class C	$1,000.00	$957.60	$11.45	2.32%
Class I	$1,000.00	$962.80	$6.53	1.32%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.00	$8.24	1.62%
Class B	$1,000.00	$1,013.50	$11.77	2.32%
Class C	$1,000.00	$1,013.50	$11.77	2.32%
Class I	$1,000.00	$1,018.60	$6.72	1.32%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Greater India Fund

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Investment in Greater India Portfolio, at value (identified cost, $172,769,721)	$213,184,581

Receivable for Fund shares sold	114,094

Total assets	$213,298,675

Liabilities

Payable for Fund shares redeemed	$303,278

Payable to affiliates:

Administration fee	26,935

Distribution and service fees	57,789

Trustees’ fees	125

Accrued expenses	107,295

Total liabilities	$495,422

Net Assets	$212,803,253

Sources of Net Assets

Paid-in capital	$172,573,511

Distributable earnings	40,229,742

Total	$212,803,253

Class A Shares

Net Assets	$152,967,273

Shares Outstanding	4,776,701

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$32.02

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$33.97

Class B Shares

Net Assets	$615,734

Shares Outstanding	22,119

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$27.84

Class C Shares

Net Assets	$21,890,595

Shares Outstanding	792,481

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$27.62

Class I Shares

Net Assets	$37,329,651

Shares Outstanding	1,140,628

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$32.73
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Dividends allocated from Portfolio	$2,796,699

Interest allocated from Portfolio	17,327

Expenses allocated from Portfolio	(2,354,847)

Total investment income from Portfolio	$459,179

Expenses

Administration fee	$360,492

Distribution and service fees

Class A	509,887

Class B	12,044

Class C	256,807

Trustees’ fees and expenses	500

Custodian fee	27,842

Transfer and dividend disbursing agent fees	275,918

Legal and accounting services	32,997

Printing and postage	51,606

Registration fees	38,240

Miscellaneous	14,670

Total expenses	$1,581,003

Net investment loss	$(1,121,824)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$10,913,545

Financial futures contracts	(382,329)

Foreign currency transactions	(329,961)

Net realized gain	$10,201,255

Change in unrealized appreciation (depreciation) —

Investments	$(41,881,058)

Financial futures contracts	108,160

Foreign currency	1,115

Net change in unrealized appreciation (depreciation)	$(41,771,783)

Net realized and unrealized loss	$(31,570,528)

Net decrease in net assets from operations	$(32,692,352)

8	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income (loss)	$(1,121,824)	$73,896

Net realized gain	10,201,255	6,224,328

Net change in unrealized appreciation (depreciation)	(41,771,783)	82,158,381

Net increase (decrease) in net assets from operations	$(32,692,352)	$88,456,605

Distributions to shareholders(1) —

Class A	$(1,884,637)	$(6,264,273)

Class B	(13,568)	(60,706)

Class C	(325,992)	(952,147)

Class I	(459,954)	(1,706,551)

Total distributions to shareholders	$(2,684,151)	$(8,983,677)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$11,152,692	$17,106,407

Class B	5,913	13,784

Class C	1,727,576	4,814,595

Class I	13,797,287	27,236,258

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,696,856	5,659,300

Class B	12,588	55,076

Class C	299,083	853,966

Class I	368,069	1,188,806

Cost of shares redeemed

Class A	(28,089,646)	(39,097,762)

Class B	(182,325)	(496,150)

Class C	(6,291,868)	(6,363,095)

Class I	(19,199,899)	(19,831,021)

Net asset value of shares exchanged

Class A	1,085,292	1,598,335

Class B	(1,085,292)	(1,598,335)

Net decrease in net assets from Fund share transactions	$(24,703,674)	$(8,859,836)

Net increase (decrease) in net assets	$(60,080,177)	$70,613,092

Net Assets

At beginning of year	$272,883,430	$202,270,338

At end of year	$212,803,253	$272,883,430 (2)

(1)

For the year ended December 31, 2017, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $2,683,968 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

9	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2018

Financial Highlights

	Class A

	Year Ended December 31,
	2018	2017	2016		2015		2014

Net asset value — Beginning of year	$36.830	$26.300	$25.770		$27.310		$19.980

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.150)	$0.016	$(0.200)		$(0.245)		$(0.116)

Net realized and unrealized gain (loss)	(4.284)	11.737	0.878		(1.090)		7.956

Total income (loss) from operations	$(4.434)	$11.753	$0.678		$(1.335)		$7.840

Less Distributions

From net investment income	$(0.376)	$(1.223)	$(0.148)		$(0.205)		$(0.510)

Total distributions	$(0.376)	$(1.223)	$(0.148)		$(0.205)		$(0.510)

Net asset value — End of year	$32.020	$36.830	$26.300		$25.770		$27.310

Total Return(2)	(12.13)%	44.80%	2.64	%(3)	(4.96	)%(3)	39.28	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$152,967	$192,016	$149,950		$172,386		$195,146

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.62%	1.68%	1.88	%(3)	1.88	%(3)	1.88	%(3)

Net investment income (loss)	(0.44)%	0.05%	(0.75)%		(0.88)%		(0.48)%

Portfolio Turnover of the Portfolio	29%	25%	91%		30%		22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.04% of average daily net assets for the years ended December 31, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2018

Financial Highlights — continued

	Class B

	Year Ended December 31,
	2018	2017	2016		2015		2014

Net asset value — Beginning of year	$32.300	$23.090	$22.650		$24.190		$17.680

Income (Loss) From Operations

Net investment loss(1)	$(0.349)	$(0.171)	$(0.334)		$(0.401)		$(0.261)

Net realized and unrealized gain (loss)	(3.735)	10.267	0.774		(0.938)		7.024

Total income (loss) from operations	$(4.084)	$10.096	$0.440		$(1.339)		$6.763

Less Distributions

From net investment income	$(0.376)	$(0.886)	$—		$(0.201)		$(0.253)

Total distributions	$(0.376)	$(0.886)	$—		$(0.201)		$(0.253)

Net asset value — End of year	$27.840	$32.300	$23.090		$22.650		$24.190

Total Return(2)	(12.76)%	43.78%	1.94	%(3)	(5.62	)%(3)	38.27	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$616	$2,078	$3,120		$6,970		$16,502

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	2.32%	2.38%	2.58	%(3)	2.58	%(3)	2.58	%(3)

Net investment loss	(1.17)%	(0.60)%	(1.45)%		(1.62)%		(1.27)%

Portfolio Turnover of the Portfolio	29%	25%	91%		30%		22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.04% of average daily net assets for the years ended December 31, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2018

Financial Highlights — continued

	Class C

	Year Ended December 31,
	2018	2017	2016		2015		2014

Net asset value — Beginning of year	$32.050	$23.020	$22.580		$24.120		$17.720

Income (Loss) From Operations

Net investment loss(1)	$(0.334)	$(0.186)	$(0.336)		$(0.383)		$(0.256)

Net realized and unrealized gain (loss)	(3.720)	10.247	0.776		(0.954)		7.029

Total income (loss) from operations	$(4.054)	$10.061	$0.440		$(1.337)		$6.773

Less Distributions

From net investment income	$(0.376)	$(1.031)	$—		$(0.203)		$(0.373)

Total distributions	$(0.376)	$(1.031)	$—		$(0.203)		$(0.373)

Net asset value — End of year	$27.620	$32.050	$23.020		$22.580		$24.120

Total Return(2)	(12.76)%	43.81%	1.95	%(3)	(5.63	)%(3)	38.25	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$21,891	$30,195	$22,335		$28,276		$31,918

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	2.32%	2.38%	2.58	%(3)	2.58	%(3)	2.58	%(3)

Net investment loss	(1.14)%	(0.65)%	(1.44)%		(1.56)%		(1.19)%

Portfolio Turnover of the Portfolio	29%	25%	91%		30%		22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.04% of average daily net assets for the years ended December 31, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2018

Financial Highlights — continued

	Class I

	Year Ended December 31,
	2018	2017	2016		2015		2014

Net asset value — Beginning of year	$37.520	$26.770	$26.230		$27.710		$20.260

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.047)	$0.140	$(0.126)		$(0.166)		$(0.044)

Net realized and unrealized gain (loss)	(4.367)	11.936	0.900		(1.108)		8.078

Total income (loss) from operations	$(4.414)	$12.076	$0.774		$(1.274)		$8.034

Less Distributions

From net investment income	$(0.376)	$(1.326)	$(0.234)		$(0.206)		$(0.584)

Total distributions	$(0.376)	$(1.326)	$(0.234)		$(0.206)		$(0.584)

Net asset value — End of year	$32.730	$37.520	$26.770		$26.230		$27.710

Total Return(2)	(11.85)%	45.22%	2.97	%(3)	(4.70	)%(3)	39.74	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$37,330	$48,595	$26,866		$29,959		$35,388

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.32%	1.38%	1.58	%(3)	1.58	%(3)	1.58	%(3)

Net investment income (loss)	(0.14)%	0.41%	(0.46)%		(0.59)%		(0.18)%

Portfolio Turnover of the Portfolio	29%	25%	91%		30%		22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.04% of average daily net assets for the years ended December 31, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Effective January 25, 2019, Class C shares generally will automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of December 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

14

Eaton Vance

Greater India Fund

December 31, 2018

Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017

Ordinary income	$2,684,151	$8,983,677

During the year ended December 31, 2018, distributable earnings was decreased by $632,185 and paid-in capital was increased by $632,185 due to the Fund’s use of equalization accounting and differences between book and tax accounting for net operating losses. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed long-term capital gains	$6,092,481

Net unrealized appreciation	$34,137,261

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Goldman Sachs Asset Management, L.P. a portion of its investment adviser fee for sub-advisory services provided to the Fund. For the year ended December 31, 2018, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2018, the administration fee amounted to $360,492.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, EVM earned $36,799 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,309 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2018. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2018 amounted to $509,887 for Class A shares.

15

Eaton Vance

Greater India Fund

December 31, 2018

Notes to Financial Statements — continued

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2018, the Fund paid or accrued to EVD $9,033 and $192,605 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2018 amounted to $3,011 and $64,202 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended December 31, 2018, the Fund was informed that EVD received less than $100 and approximately $4,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

6  Investment Transactions

For the year ended December 31, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $9,325,256 and $38,464,729, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2018	2017

Sales	322,437	528,248

Issued to shareholders electing to receive payments of distributions in Fund shares	48,083	156,562

Redemptions	(838,993)	(1,220,925)

Exchange from Class B shares	32,196	48,236

Net decrease	(436,277)	(487,879)

	Year Ended December 31,
Class B	2018	2017

Sales	184	542

Issued to shareholders electing to receive payments of distributions in Fund shares	409	1,750

Redemptions	(5,969)	(17,904)

Exchange to Class A shares	(36,857)	(55,152)

Net decrease	(42,233)	(70,764)

16

Eaton Vance

Greater India Fund

December 31, 2018

Notes to Financial Statements — continued

	Year Ended December 31,
Class C	2018	2017

Sales	57,221	168,712

Issued to shareholders electing to receive payments of distributions in Fund shares	9,800	27,174

Redemptions	(216,692)	(223,799)

Net decrease	(149,671)	(27,913)

	Year Ended December 31,
Class I	2018	2017

Sales	394,522	843,895

Issued to shareholders electing to receive payments of distributions in Fund shares	10,218	32,284

Redemptions	(559,188)	(584,582)

Net increase (decrease)	(154,448)	291,597

17

Eaton Vance

Greater India Fund

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Greater India Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater India Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

18

Eaton Vance

Greater India Fund

December 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2019 showed the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2018, the Fund designates approximately $2,796,699, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $6,819,448 or, if subsequently determined to be different, the net capital gain of such year.

19

Greater India Portfolio

December 31, 2018

Portfolio of Investments

Common Stocks — 96.7%
Security	Shares	Value

India — 94.9%

Auto Components — 1.4%

MRF, Ltd.	3,154	$3,014,894

		$3,014,894

Automobiles — 10.4%

Eicher Motors, Ltd.	12,698	$4,195,575

Mahindra & Mahindra, Ltd.	464,154	5,346,915

Maruti Suzuki India, Ltd.	118,615	12,651,417

		$22,193,907

Banks — 14.2%

Axis Bank, Ltd.(1)	1,037,912	$9,203,238

Bandhan Bank, Ltd.(2)	112,536	886,548

Federal Bank, Ltd.	954,107	1,270,803

HDFC Bank, Ltd.	243,980	7,422,354

ICICI Bank, Ltd.	1,406,973	7,273,252

IndusInd Bank, Ltd.	71,957	1,648,218

RBL Bank, Ltd.(2)	315,698	2,597,523

		$30,301,936

Beverages — 1.3%

United Breweries, Ltd.	139,855	$2,743,128

		$2,743,128

Capital Markets — 0.0%(3)

HDFC Asset Management Co., Ltd.(1)(2)	793	$16,969

		$16,969

Construction & Engineering — 1.3%

Voltas, Ltd.	360,925	$2,864,245

		$2,864,245

Construction Materials — 4.1%

Century Textiles & Industries, Ltd.	181,003	$2,386,031

Odisha Cement, Ltd.	122,694	1,932,894

UltraTech Cement, Ltd.	78,030	4,455,768

		$8,774,693

Consumer Finance — 6.1%

Bajaj Finance, Ltd.	174,816	$6,606,277

Bharat Financial Inclusion, Ltd.(1)	166,217	2,410,109

Security	Shares	Value

Consumer Finance (continued)

Mahindra & Mahindra Financial Services, Ltd.	400,860	$2,718,442

Muthoot Finance, Ltd.	174,463	1,293,340

		$13,028,168

Diversified Financial Services — 1.4%

Bajaj Holdings & Investment, Ltd.	68,909	$2,911,490

		$2,911,490

Electrical Equipment — 0.4%

Graphite India, Ltd.	83,106	$896,963

		$896,963

Food Products — 3.4%

Britannia Industries, Ltd.	120,034	$5,359,661

GlaxoSmithKline Consumer Healthcare, Ltd.	18,061	1,979,240

		$7,338,901

Hotels, Restaurants & Leisure — 0.9%

Indian Hotels Co., Ltd. (The)	923,711	$1,953,300

		$1,953,300

Household Durables — 2.4%

Crompton Greaves Consumer Electricals, Ltd.	885,858	$2,903,425

Whirlpool of India, Ltd.	105,860	2,119,630

		$5,023,055

Household Products — 3.0%

Hindustan Unilever, Ltd.	242,814	$6,320,794

		$6,320,794

Insurance — 1.5%

ICICI Lombard General Insurance Co., Ltd.(2)	108,312	$1,337,197

ICICI Prudential Life Insurance Co., Ltd.(2)	397,908	1,844,560

		$3,181,757

Interactive Media & Services — 2.1%

Info Edge India, Ltd.	213,764	$4,387,533

		$4,387,533

IT Services — 13.6%

HCL Technologies, Ltd.	328,274	$4,535,499

Infosys, Ltd.	2,022,853	19,131,421

Infosys, Ltd. ADR	64,160	610,803

20	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

IT Services (continued)

Larsen & Toubro Infotech, Ltd.(2)	61,474	$1,516,601

Tech Mahindra, Ltd.	304,287	3,144,888

		$28,939,212

Life Sciences Tools & Services — 1.4%

Divi’s Laboratories, Ltd.	144,024	$3,052,024

		$3,052,024

Machinery — 2.4%

AIA Engineering, Ltd.	86,037	$2,043,883

Thermax, Ltd.	186,957	3,029,873

		$5,073,756

Metals & Mining — 1.3%

Hindustan Zinc, Ltd.	333,912	$1,325,910

Jindal Steel & Power, Ltd.(1)	564,567	1,330,472

		$2,656,382

Oil, Gas & Consumable Fuels — 5.3%

Reliance Industries, Ltd.	706,934	$11,386,090

		$11,386,090

Personal Products — 2.6%

Marico, Ltd.	437,357	$2,345,638

Procter & Gamble Hygiene & Health Care, Ltd.	21,930	3,105,664

		$5,451,302

Pharmaceuticals — 3.8%

Abbott India, Ltd.	32,581	$3,526,834

Eris Lifesciences, Ltd.(1)(2)	164,420	1,613,106

Lupin, Ltd.	251,219	3,033,692

		$8,173,632

Real Estate Management & Development — 1.1%

Oberoi Realty, Ltd.	214,170	$1,361,093

Prestige Estates Projects, Ltd.	325,464	1,026,236

		$2,387,329

Road & Rail — 1.0%

Container Corp. of India, Ltd.	219,524	$2,160,361

		$2,160,361

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.6%

Aditya Birla Fashion and Retail, Ltd.(1)	471,197	$1,359,452

		$1,359,452

Thrifts & Mortgage Finance — 5.7%

Housing Development Finance Corp., Ltd.	342,288	$9,627,308

Indiabulls Housing Finance, Ltd.	205,356	2,505,932

		$12,133,240

Tobacco — 2.2%

ITC, Ltd.	1,159,472	$4,674,243

		$4,674,243

Total India (identified cost $162,709,115)		$202,398,756

United States — 1.8%

IT Services — 1.8%

Cognizant Technology Solutions Corp., Class A	59,951	$3,805,690

		$3,805,690

Total United States (identified cost $3,259,452)		$3,805,690

Total Common Stocks (identified cost $165,968,567)		$206,204,446

Total Investments — 96.7% (identified cost $165,968,567)		$206,204,446

Other Assets, Less Liabilities — 3.3%		$6,981,894

Net Assets — 100.0%		$213,186,340

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $9,812,504 or 4.6% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

21	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2018

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation

Equity Futures

SGX CNX Nifty Index	294	Long	1/31/19	$6,422,430	$109,517

					$109,517

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

ADR	–	American Depositary Receipt

22	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Unaffiliated investments, at value (identified cost, $165,968,567)	$206,204,446

Cash	4,498,276

Deposits for derivatives collateral — financial futures contracts	274,890

Foreign currency, at value (identified cost, $2,440,358)	2,445,430

Receivable for variation margin on open financial futures contracts	616

Receivable for foreign taxes	42,174

Total assets	$213,465,832

Liabilities

Payable to affiliates:

Investment adviser fee	$152,893

Trustees’ fees	2,733

Accrued expenses	123,866

Total liabilities	$279,492

Net Assets applicable to investors’ interest in Portfolio	$213,186,340

23	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Dividends	$2,796,720

Interest	17,328

Total investment income	$2,814,048

Expenses

Investment adviser fee	$2,045,417

Trustees’ fees and expenses	10,647

Custodian fee	215,534

Legal and accounting services	69,086

Miscellaneous	14,178

Total expenses	$2,354,862

Net investment income	$459,186

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$10,913,624

Financial futures contracts	(382,332)

Foreign currency transactions	(329,964)

Net realized gain	$10,201,328

Change in unrealized appreciation (depreciation) —

Investments	$(41,881,368)

Financial futures contracts	108,161

Foreign currency	1,116

Net change in unrealized appreciation (depreciation)	$(41,772,091)

Net realized and unrealized loss	$(31,570,763)

Net decrease in net assets from operations	$(31,111,577)

24	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$459,186	$1,894,484

Net realized gain	10,201,328	6,224,372

Net change in unrealized appreciation (depreciation)	(41,772,091)	82,158,948

Net increase (decrease) in net assets from operations	$(31,111,577)	$90,277,804

Capital transactions —

Contributions	$9,325,256	$10,165,205

Withdrawals	(38,464,729)	(30,668,994)

Net decrease in net assets from capital transactions	$(29,139,473)	$(20,503,789)

Net increase (decrease) in net assets	$(60,251,050)	$69,774,015

Net Assets

At beginning of year	$273,437,390	$203,663,375

At end of year	$213,186,340	$273,437,390

25	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2018

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.98%	0.98%	1.19%	1.23%	1.22%

Net investment income (loss)	0.19%	0.76%	(0.06)%	(0.23)%	0.17%

Portfolio Turnover	29%	25%	91%	30%	22%

Total Return	(11.57)%	45.78%	3.35%	(4.33)%	40.17%

Net assets, end of year (000’s omitted)	$213,186	$273,437	$203,663	$238,167	$280,593

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2018, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

27

Greater India Portfolio

December 31, 2018

Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2018, the Portfolio, for tax reporting in India, had accumulated losses of INR 699,797,944 (having a value of approximately $10,024,000 at December 31, 2018) that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gains taxes. These accumulated losses expire on March 31, 2020 (INR 535,151,798), March 31, 2022 (INR 90,144,310) and March 31, 2026 (INR 74,501,836).

As of December 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.85% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2018, the investment adviser fee amounted to $2,045,417 or 0.85% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Goldman Sachs Asset Management, L.P. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

28

Greater India Portfolio

December 31, 2018

Notes to Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $68,593,438 and $102,327,687, respectively, for the year ended December 31, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$175,051,987

Gross unrealized appreciation	$34,502,349

Gross unrealized depreciation	(3,240,373)

Net unrealized appreciation	$31,261,976

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2018 is included in the Portfolio of Investments. At December 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at December 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Futures contracts	$109,517	$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$(382,332)	$108,161

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2018, which is indicative of the volume of this derivative type, was approximately $3,452,000.

29

Greater India Portfolio

December 31, 2018

Notes to Financial Statements — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2018.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Greater India Portfolio

December 31, 2018

Notes to Financial Statements — continued

At December 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$—	$4,387,533		$—	$4,387,533

Consumer Discretionary	—	33,544,608		—	33,544,608

Consumer Staples	—	26,528,368		—	26,528,368

Energy	—	11,386,090		—	11,386,090

Financials	—	61,573,560		—	61,573,560

Health Care	—	11,225,656		—	11,225,656

Industrials	—	10,995,325		—	10,995,325

Information Technology	4,416,493	28,328,409		—	32,744,902

Materials	1,932,894	9,498,181		—	11,431,075

Real Estate	—	2,387,329		—	2,387,329

Total Common Stocks	$6,349,387	$199,855,059	*	$—	$206,204,446

Total Investments	$6,349,387	$199,855,059		$—	$206,204,446

Futures Contracts	$—	$109,517		$—	$109,517

Total	$6,349,387	$199,964,576		$—	$206,313,963

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

31

Greater India Portfolio

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Greater India Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Greater India Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

32

Eaton Vance Greater India Fund

Greater India Portfolio

December 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Greater India Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	6,051,769	145,105

Keith Quinton	6,054,344	142,530

Marcus L. Smith	6,053,642	143,232

Susan J. Sutherland	6,060,474	136,400

Scott E. Wennerholm	6,051,067	145,807

Results are rounded to the nearest whole number.

Each nominee was also elected a Trustee of Greater India Portfolio.

Greater India Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld

Mark R. Fetting	98%	2%

Keith Quinton	98%	2%

Marcus L. Smith	98%	2%

Susan J. Sutherland	98%	2%

Scott E. Wennerholm	98%	2%

Results are rounded to the nearest whole number.

33

Eaton Vance

Greater India Fund

December 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Greater India Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

34

Eaton Vance

Greater India Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

35

Eaton Vance

Greater India Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of Eaton Vance Greater India Fund and Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Eaton Vance Greater India Fund and Greater India Portfolio

Goldman Sachs Asset Management, L.P.

200 West Street

New York, NY 10282

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

142    12.31.18

Eaton Vance

Growth Fund

Annual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2018

Eaton Vance

Growth Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Special Meeting of Shareholders	24

Management and Organization	25

Important Notices	28

Eaton Vance

Growth Fund

December 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock indexes declined during the 12-month period ended December 31, 2018, as a sharp downturn in the final quarter of the year erased earlier gains.

U.S. stocks opened the period on an upswing, as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.

In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.

U.S. stocks bounced back during the summer months led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of the period amid global trade war fears and sagging economies in China and Europe. Despite a partial rebound in the final days of the period, the U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.

Amid investor worries, however, U.S. economic data remained largely positive during the period, prompting the U.S. Federal Reserve (the Fed) to raise the federal funds rate in December 2018 for the fourth time during the period. Since then, the Fed has indicated that it may reconsider its planned 2019 rate hikes.

For the 12-month period ended December 31, 2018, the blue-chip Dow Jones Industrial Average®2 declined 3.48%, while the broader U.S. equity market represented by the S&P 500® Index fell 4.38%. The technology-laden NASDAQ Composite Index fell 2.84% during the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Fund Performance

For the 12-month period ended December 31, 2018, Eaton Vance Growth Fund (the Fund) returned 0.27% for Class A shares at net asset value (NAV), outperforming its benchmark, the Russell 1000® Growth Index (the Index), which returned –1.51%.

The Fund outperformed the Index due largely to stock selections, while sector and industry allocations detracted from performance during the period. Of the 11 economic sectors in the Index, the Fund recorded positive returns in four of the nine sectors in which it was invested. The Index had positive returns in four sectors.

Stock selections in the information technology (IT) sector were the largest contributors to relative Fund performance versus the Index. Within the IT sector, the Fund’s overweight position in the outperforming software industry boosted relative results. Four software companies — Microsoft Corp., Adobe, Inc., salesforce. com, Inc., and Palo Alto Networks, Inc. — were among the Fund’s strongest performing stocks during the period.

Stock selections in the communication services sector also contributed to Fund performance relative to the Index during the period. In the interactive media & services industry, social network leader Twitter, Inc. was among the Fund’s leading stocks on better-than-expected results. The Fund’s underweight position in the lagging media industry also boosted relative Fund performance. Stock selections along with an overweight position in the outperforming consumer discretionary sector contributed to relative Fund performance as well. In the direct marketing retail industry, e-commerce giant Amazon.com, Inc. was the Fund’s top stock, benefiting from growth in its key business segments — web services, retail, and advertising. The specialty retail and hotels restaurants & leisure industries also delivered strong performance during the period.

Conversely, financials was the Fund’s weakest sector, largely due to stock selections. Within the sector, the lagging capital markets industry was a drag on Fund results versus the Index. Investment bank Goldman Sachs Group, Inc. was among the Fund’s weakest stocks, pressured by fears of a global economic slowdown as well as operational issues during the period. The stock was sold during the period.

The energy sector detracted from relative Fund performance versus the Index due to stock selections along with an overweight position in the lagging market. Oil and gas producer Devon Energy Corp. was among the Fund’s poorest-performing stocks amid a decline in oil prices during the period.

The industrials sector also detracted from relative Fund results primarily due to stock selections. In particular, an overweight position in the underperforming air freight & logistics industry dragged down Fund performance versus the Index. Package delivery leader FedEx Corp. was one of the weakest performers in the Fund due to disappointing global results and slower-than-expected synergies from a major acquisition.

Overall, social networking giant Facebook, Inc. was the

Fund’s worst-performing stock amid ongoing data security issues.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Growth Fund

December 31, 2018

Performance2,3

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	0.27%	9.48%	13.44%
Class A with 5.75% Maximum Sales Charge	—	—	–5.50	8.19	12.77
Class C at NAV	09/09/2002	09/09/2002	–0.43	8.67	12.59
Class C with 1% Maximum Sales Charge	—	—	–1.29	8.67	12.59
Class I at NAV	05/03/2007	09/09/2002	0.56	9.77	13.73
Class R at NAV	08/03/2009	09/09/2002	0.01	9.21	13.17
Russell 1000® Growth Index	—	—	–1.51%	10.40%	15.28%

% Total Annual Operating Expense Ratios[4]		Class A	Class C	Class I	Class R
Gross		1.09%	1.84%	0.84%	1.34%
Net		1.05	1.80	0.80	1.30

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2008	$32,766	N.A.
Class I	$250,000	12/31/2008	$905,851	N.A.
Class R	$10,000	12/31/2008	$34,486	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Growth Fund

December 31, 2018

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	7.7%

Visa, Inc., Class A	5.2

Alphabet, Inc., Class C	4.9

salesforce.com, Inc.	3.4

Alphabet, Inc., Class A	3.2

Microsoft Corp.	3.2

Adobe, Inc.	2.7

Coca-Cola Co. (The)	2.7

Ecolab, Inc.	2.4

Walt Disney Co. (The)	2.4

Total	37.8%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Growth Fund

December 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Growth Fund

December 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (7/1/18 – 12/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$910.20	$5.06	**	1.05%
Class C	$1,000.00	$906.90	$8.65	**	1.80%
Class I	$1,000.00	$911.60	$3.85	**	0.80%
Class R	$1,000.00	$908.80	$6.25	**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.35	**	1.05%
Class C	$1,000.00	$1,016.10	$9.15	**	1.80%
Class I	$1,000.00	$1,021.20	$4.08	**	0.80%
Class R	$1,000.00	$1,018.70	$6.61	**	1.30%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Growth Fund

December 31, 2018

Portfolio of Investments

Common Stocks — 99.9%
Security	Shares	Value

Aerospace & Defense — 2.6%

Boeing Co. (The)	7,315	$2,359,088

Raytheon Co.	35,855	5,498,364

		$7,857,452

Air Freight & Logistics — 1.4%

FedEx Corp.	25,856	$4,171,348

		$4,171,348

Auto Components — 2.0%

Aptiv PLC	102,407	$6,305,199

		$6,305,199

Banks — 1.8%

JPMorgan Chase & Co.	56,258	$5,491,906

		$5,491,906

Beverages — 3.3%

Coca-Cola Co. (The)	173,542	$8,217,214

PepsiCo, Inc.	16,728	1,848,109

		$10,065,323

Biotechnology — 4.8%

Celgene Corp.(1)	37,879	$2,427,665

Exact Sciences Corp.(1)(2)	47,958	3,026,150

Loxo Oncology, Inc.(1)	15,697	2,198,679

Sarepta Therapeutics, Inc.(1)(2)	14,912	1,627,347

Vertex Pharmaceuticals, Inc.(1)	33,626	5,572,164

		$14,852,005

Building Products — 0.9%

Fortune Brands Home & Security, Inc.	76,861	$2,919,949

		$2,919,949

Capital Markets — 2.1%

Charles Schwab Corp. (The)	153,958	$6,393,876

		$6,393,876

Chemicals — 3.6%

Ecolab, Inc.	50,920	$7,503,062

Sherwin-Williams Co. (The)	8,976	3,531,697

		$11,034,759

Security	Shares	Value

Commercial Services & Supplies — 2.3%

Waste Connections, Inc.	34,359	$2,551,156

Waste Management, Inc.	49,422	4,398,064

		$6,949,220

Communications Equipment — 1.0%

Arista Networks, Inc.(1)	14,230	$2,998,261

		$2,998,261

Electronic Equipment, Instruments & Components — 1.1%

Littelfuse, Inc.	18,921	$3,244,573

		$3,244,573

Entertainment — 5.0%

Activision Blizzard, Inc.	103,654	$4,827,167

Netflix, Inc.(1)	12,116	3,242,968

Walt Disney Co. (The)	67,272	7,376,375

		$15,446,510

Health Care Equipment & Supplies — 4.5%

Abbott Laboratories	96,499	$6,979,773

Danaher Corp.	34,452	3,552,690

Intuitive Surgical, Inc.(1)	6,685	3,201,580

		$13,734,043

Health Care Providers & Services — 3.4%

Anthem, Inc.	16,935	$4,447,639

UnitedHealth Group, Inc.	24,217	6,032,939

		$10,480,578

Hotels, Restaurants & Leisure — 1.2%

Starbucks Corp.	58,716	$3,781,310

		$3,781,310

Interactive Media & Services — 11.8%

Alphabet, Inc., Class A(1)	9,339	$9,758,881

Alphabet, Inc., Class C(1)	14,429	14,942,817

Facebook, Inc., Class A(1)	28,567	3,744,848

IAC/InterActiveCorp.(1)	30,866	5,649,713

Twitter, Inc.(1)	73,972	2,125,955

		$36,222,214

7	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Internet & Direct Marketing Retail — 8.6%

Amazon.com, Inc.(1)	15,684	$23,556,898

Booking Holdings, Inc.(1)	1,665	2,867,829

		$26,424,727

IT Services — 7.3%

GoDaddy, Inc., Class A(1)	98,009	$6,431,351

Visa, Inc., Class A(2)	120,976	15,961,573

		$22,392,924

Life Sciences Tools & Services — 1.8%

Agilent Technologies, Inc.	45,706	$3,083,327

Illumina, Inc.(1)	8,181	2,453,727

		$5,537,054

Multiline Retail — 0.6%

Dollar Tree, Inc.(1)	20,436	$1,845,780

		$1,845,780

Oil, Gas & Consumable Fuels — 1.2%

Devon Energy Corp.	54,467	$1,227,686

HollyFrontier Corp.	50,157	2,564,026

		$3,791,712

Pharmaceuticals — 2.3%

Merck & Co., Inc.	62,800	$4,798,548

Novartis AG ADR	25,909	2,223,251

		$7,021,799

Road & Rail — 1.5%

CSX Corp.	72,549	$4,507,469

		$4,507,469

Semiconductors & Semiconductor Equipment — 2.9%

QUALCOMM, Inc.	70,364	$4,004,415

Texas Instruments, Inc.	50,614	4,783,023

		$8,787,438

Software — 13.6%

Adobe, Inc.(1)	37,008	$8,372,690

Intuit, Inc.	23,984	4,721,250

Microsoft Corp.	95,283	9,677,894

Palo Alto Networks, Inc.(1)	32,747	6,167,898

SailPoint Technologies Holding, Inc.(1)	106,334	2,497,786

salesforce.com, Inc.(1)	76,041	10,415,336

		$41,852,854

Security	Shares	Value

Specialty Retail — 2.6%

Home Depot, Inc. (The)	8,910	$1,530,916

TJX Cos., Inc. (The)	65,703	2,939,552

Ulta Beauty, Inc.(1)	14,419	3,530,348

		$8,000,816

Technology Hardware, Storage & Peripherals — 2.6%

Apple, Inc.	33,018	$5,208,259

HP, Inc.	143,163	2,929,115

		$8,137,374

Textiles, Apparel & Luxury Goods — 2.1%

NIKE, Inc., Class B	70,266	$5,209,521

Tapestry, Inc.	32,975	1,112,907

		$6,322,428

Total Common Stocks (identified cost $204,760,892)		$306,570,901

Short-Term Investments — 0.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.46%(3)	709,347	$709,276

Total Short-Term Investments (identified cost $709,269)		$709,276

Total Investments — 100.1% (identified cost $205,470,161)		$307,280,177

Other Assets, Less Liabilities — (0.1)%		$(360,301)

Net Assets — 100.0%		$306,919,876

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $18,564,415.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

8	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Unaffiliated investments, at value including $18,564,415 of securities on loan (identified cost, $204,760,892)	$306,570,901

Affiliated investment, at value (identified cost, $709,269)	709,276

Dividends receivable	250,544

Dividends receivable from affiliated investment	2,582

Receivable for Fund shares sold	373,107

Securities lending income receivable	2,193

Tax reclaims receivable	145,537

Receivable from affiliate	54,682

Other assets	10,742

Total assets	$308,119,564

Liabilities

Payable for Fund shares redeemed	$784,228

Payable to affiliates:

Investment adviser fee	174,791

Distribution and service fees	73,537

Trustees’ fees	3,968

Accrued expenses	163,164

Total liabilities	$1,199,688

Net Assets	$306,919,876

Sources of Net Assets

Paid-in capital	$207,543,053

Distributable earnings	99,376,823

Total	$306,919,876

Class A Shares

Net Assets	$190,017,149

Shares Outstanding	8,047,259

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$23.61

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$25.05

Class C Shares

Net Assets	$35,061,089

Shares Outstanding	1,783,305

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$19.66

Class I Shares

Net Assets	$78,812,030

Shares Outstanding	3,232,801

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$24.38

Class R Shares

Net Assets	$3,029,608

Shares Outstanding	131,808

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$22.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Dividends (net of foreign taxes, $3,732)	$2,147,634

Dividends allocated from Portfolio	1,041,221

Dividends from affiliated investment	62,634

Securities lending income, net	15,991

Securities lending income allocated from Portfolio, net	7,507

Expenses allocated from Portfolio	(874,548)

Total investment income	$2,400,439

Expenses

Investment adviser fee	$1,466,195

Distribution and service fees

Class A	547,088

Class C	421,738

Class R	18,050

Trustees’ fees and expenses	12,026

Custodian fee	69,855

Transfer and dividend disbursing agent fees	342,440

Legal and accounting services	49,933

Printing and postage	41,802

Registration fees	57,126

Miscellaneous	24,448

Total expenses	$3,050,701

Deduct —

Allocation of expenses to affiliate	$128,396

Total expense reductions	$128,396

Net expenses	$2,922,305

Net investment loss	$(521,866)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$13,086,039

Investment transactions allocated from Portfolio	21,385,025

Investment transactions — affiliated investment	(551)

Foreign currency transactions	(19)

Foreign currency transactions allocated from Portfolio	(9,371)

Net realized gain	$34,461,123

Change in unrealized appreciation (depreciation) —

Investments	$(40,007,882)

Investments allocated from Portfolio	8,803,575

Investments — affiliated investment	7

Foreign currency	(1,697)

Foreign currency allocated from Portfolio	(773)

Net change in unrealized appreciation (depreciation)	$(31,206,770)

Net realized and unrealized gain	$3,254,353

Net increase in net assets from operations	$2,732,487

10	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment loss	$(521,866)	$(418,497)

Net realized gain	34,461,123	20,552,961

Net change in unrealized appreciation (depreciation)	(31,206,770)	51,170,227

Net increase in net assets from operations	$2,732,487	$71,304,691

Distributions to shareholders(1)

Class A	$(24,204,622)	$(9,956,667)

Class C	(5,206,991)	(2,220,208)

Class I	(9,715,041)	(3,738,058)

Class R	(374,416)	(163,345)

Total distributions to shareholders	$(39,501,070)	$(16,078,278)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$16,474,915	$16,240,954

Class C	4,753,672	4,144,516

Class I	21,385,481	26,639,386

Class R	742,398	728,201

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	22,215,152	9,145,153

Class C	4,834,021	2,019,402

Class I	9,519,787	3,553,117

Class R	296,311	112,580

Cost of shares redeemed

Class A	(36,050,791)	(45,564,024)

Class C	(11,236,195)	(13,034,293)

Class I	(21,372,672)	(24,272,291)

Class R	(1,151,015)	(1,205,617)

Net increase (decrease) in net assets from Fund share transactions	$10,411,064	$(21,492,916)

Net increase (decrease) in net assets	$(26,357,519)	$33,733,497

Net Assets

At beginning of year	$333,277,395	$299,543,898

At end of year	$306,919,876	$333,277,395

(1)	For the year ended December 31, 2017, the source of distributions was as follows:

Net investment income — Class A $(227,167) and Class I $(249,851)

Net realized gain — Class A $(9,729,500), Class C $(2,220,208), Class I $(3,488,207) and Class R $(163,345)

The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

11	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2018

Financial Highlights

	Class A

	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value — Beginning of year	$26.650		$22.300	$22.230	$21.670	$20.920

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.034)		$(0.021)	$0.047	$0.140	$(0.000	)(2)

Net realized and unrealized gain	0.301		5.680	0.451	1.387	2.889

Total income from operations	$0.267		$5.659	$0.498	$1.527	$2.889

Less Distributions

From net investment income	$—		$(0.029)	$(0.085)	$—	$—

From net realized gain	(3.307)		(1.280)	(0.343)	(0.967)	(2.139)

Total distributions	$(3.307)		$(1.309)	$(0.428)	$(0.967)	$(2.139)

Net asset value — End of year	$23.610		$26.650	$22.300	$22.230	$21.670

Total Return(3)(4)	0.27%		25.42%	2.32%	7.04%	14.23%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$190,017		$209,606	$194,018	$214,135	$88,448

Ratios (as a percentage of average daily net assets):(5)

Expenses(4)(6)	1.05%		1.05%	1.05%	1.05%	1.15%

Net investment income (loss)	(0.12)%		(0.08)%	0.22%	0.62%	(0.00	)%(7)

Portfolio Turnover of the Portfolio(8)	20	%(10)	50%	60%	55%	38%

Portfolio Turnover of the Fund	28	%(9)(10)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator reimbursed certain operating expenses (equal to 0.04%, 0.06%, 0.08%, 0.07% and 0.12% of average daily net assets for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Amount is less than (0.005)%.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

(10)	Not annualized.

12	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2018

Financial Highlights — continued

	Class C

	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value — Beginning of year	$22.870		$19.410	$19.460	$19.230	$18.920

Income (Loss) From Operations

Net investment loss(1)	$(0.214)		$(0.183)	$(0.101)	$(0.025)	$(0.149)

Net realized and unrealized gain	0.311		4.923	0.394	1.222	2.598

Total income from operations	$0.097		$4.740	$0.293	$1.197	$2.449

Less Distributions

From net realized gain	$(3.307)		$(1.280)	$(0.343)	$(0.967)	$(2.139)

Total distributions	$(3.307)		$(1.280)	$(0.343)	$(0.967)	$(2.139)

Net asset value — End of year	$19.660		$22.870	$19.410	$19.460	$19.230

Total Return(2)(3)	(0.43)%		24.45%	1.57%	6.20%	13.41%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$35,061		$41,450	$41,272	$48,285	$30,552

Ratios (as a percentage of average daily net assets):(4)

Expenses(3)(5)	1.80%		1.80%	1.80%	1.80%	1.90%

Net investment loss	(0.87)%		(0.83)%	(0.53)%	(0.13)%	(0.75)%

Portfolio Turnover of the Portfolio(6)	20	%(8)	50%	60%	55%	38%

Portfolio Turnover of the Fund	28	%(7)(8)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.04%, 0.06%, 0.08%, 0.07% and 0.12% of average daily net assets for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

(8)	Not annualized.

13	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2018

Financial Highlights — continued

	Class I

	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value — Beginning of year	$27.340		$22.850	$22.760	$22.120	$21.250

Income (Loss) From Operations

Net investment income(1)	$0.040		$0.043	$0.108	$0.192	$0.056

Net realized and unrealized gain	0.307		5.820	0.461	1.415	2.953

Total income from operations	$0.347		$5.863	$0.569	$1.607	$3.009

Less Distributions

From net investment income	$—		$(0.093)	$(0.136)	$—	$—

From net realized gain	(3.307)		(1.280)	(0.343)	(0.967)	(2.139)

Total distributions	$(3.307)		$(1.373)	$(0.479)	$(0.967)	$(2.139)

Net asset value — End of year	$24.380		$27.340	$22.850	$22.760	$22.120

Total Return(2)(3)	0.56%		25.72%	2.59%	7.26%	14.58%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$78,812		$78,775	$61,036	$58,746	$32,051

Ratios (as a percentage of average daily net assets):(4)

Expenses(3)(5)	0.80%		0.80%	0.80%	0.80%	0.90%

Net investment income	0.14%		0.16%	0.48%	0.84%	0.25%

Portfolio Turnover of the Portfolio(6)	20	%(8)	50%	60%	55%	38%

Portfolio Turnover of the Fund	28	%(7)(8)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.04%, 0.06%, 0.08%, 0.07% and 0.12% of average daily net assets for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

(8)	Not annualized.

14	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2018

Financial Highlights — continued

	Class R

	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value — Beginning of year	$26.090		$21.880	$21.800	$21.320	$20.660

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.104)		$(0.082)	$(0.010)	$0.059	$(0.052)

Net realized and unrealized gain	0.301		5.572	0.439	1.388	2.851

Total income from operations	$0.197		$5.490	$0.429	$1.447	$2.799

Less Distributions

From net investment income	$—		$—	$(0.006)	$—	$—

From net realized gain	(3.307)		(1.280)	(0.343)	(0.967)	(2.139)

Total distributions	$(3.307)		$(1.280)	$(0.349)	$(0.967)	$(2.139)

Net asset value — End of year	$22.980		$26.090	$21.880	$21.800	$21.320

Total Return(2)(3)	0.01%		25.12%	2.03%	6.77%	13.98%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,030		$3,447	$3,217	$4,186	$2,932

Ratios (as a percentage of average daily net assets):(4)

Expenses(3)(5)	1.30%		1.30%	1.30%	1.30%	1.40%

Net investment income (loss)	(0.37)%		(0.33)%	(0.05)%	0.27%	(0.24)%

Portfolio Turnover of the Portfolio(6)	20	%(8)	50%	60%	55%	38%

Portfolio Turnover of the Fund	28	%(7)(8)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.04%, 0.06%, 0.08%, 0.07% and 0.12% of average daily net assets for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

(8)	Not annualized.

15	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. Prior to the close of business on May 11, 2018, the Fund invested all of its investable assets in interests in Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on May 11, 2018, the Fund received its pro-rata share of net assets from the Portfolio as part of the termination of the Portfolio. As of May 14, 2018, the next business day, the Fund invests its assets directly. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Effective January 25, 2019, Class C shares generally will automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Prior to the close of business on May 11, 2018, the net investment income or loss consisted of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

16

Eaton Vance

Growth Fund

December 31, 2018

Notes to Financial Statements — continued

As of December 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017

Ordinary income	$—	$477,018

Long-term capital gains	$39,501,070	$15,601,260

During the year ended December 31, 2018, distributable earnings was increased by $4,105,221 and paid-in capital was decreased by $4,105,221 due to distributions in excess for required excise distributions and differences between book and tax accounting, primarily for net operating losses, investments in partnerships and the Fund’s investment in the Portfolio. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Post October capital losses	$(2,390,106)

Net unrealized appreciation	$101,766,929

At December 31, 2018, the Fund had a net capital loss of $2,390,106 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.

17

Eaton Vance

Growth Fund

December 31, 2018

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$205,513,366

Gross unrealized appreciation	$110,329,555

Gross unrealized depreciation	(8,562,744)

Net unrealized appreciation	$101,766,811

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement dated May 11, 2018 between the Fund and BMR, the fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Prior to the close of business on May 11, 2018, when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s investment adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. For the year ended December 31, 2018, the Fund’s allocated portion of the investment adviser fee paid by the Portfolio amounted to $815,923 and the investment adviser fee paid by the Fund amounted to $1,466,195. For the year ended December 31, 2018, the Fund’s investment adviser fee, including the investment adviser fee allocated from the Portfolio, was 0.65% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but currently receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2019. Pursuant to this agreement, EVM was allocated $128,396 of the Fund’s operating expenses for the year ended December 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, EVM earned $86,799 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $18,019 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2018. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2018 amounted to $547,088 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2018, the Fund paid or accrued to EVD $316,304 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2018, the Fund paid or accrued to EVD $9,025 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2018 amounted to $105,434 and $9,025 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

18

Eaton Vance

Growth Fund

December 31, 2018

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2018, the Fund was informed that EVD received less than $100 and approximately $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than short-term obligations and investments transferred to the Fund, for the period from January 1, 2018 through May 11, 2018 aggregated $68,217,266 and $79,472,784, respectively. Purchases and sales of investments by the Fund, other than short-term obligations and investments transferred from the Portfolio, for the period from May 14, 2018 through December 31, 2018 aggregated $98,418,864 and $115,640,078, respectively. Increases and decreases in the Fund’s investment in the Portfolio for the period from January 1, 2018 through May 11, 2018 were $2,793,641 and $366,650,976, respectively. Included in decreases is $352,496,467, representing the Fund’s interest in the Portfolio as of the close of business on May 11, 2018, which was exchanged for the Fund’s pro-rata share of net assets of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $210,676,761 was carried forward to the net assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2018	2017

Sales	576,003	638,568

Issued to shareholders electing to receive payments of distributions in Fund shares	885,772	345,274

Redemptions	(1,281,054)	(1,818,551)

Net increase (decrease)	180,721	(834,709)

	Year Ended December 31,
Class C	2018	2017

Sales	200,067	190,702

Issued to shareholders electing to receive payments of distributions in Fund shares	231,293	88,765

Redemptions	(460,150)	(593,625)

Net decrease	(28,790)	(314,158)

	Year Ended December 31,
Class I	2018	2017

Sales	730,159	1,031,313

Issued to shareholders electing to receive payments of distributions in Fund shares	367,701	130,793

Redemptions	(746,214)	(952,038)

Net increase	351,646	210,068

19

Eaton Vance

Growth Fund

December 31, 2018

Notes to Financial Statements — continued

	Year Ended December 31,
Class R	2018	2017

Sales	27,438	29,282

Issued to shareholders electing to receive payments of distributions in Fund shares	12,134	4,340

Redemptions	(39,918)	(48,501)

Net decrease	(346)	(14,879)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2018.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2018, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $18,564,415 and $18,786,776, respectively. Collateral received was comprised of non-cash U.S. Government securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Growth Fund

December 31, 2018

Notes to Financial Statements — continued

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$306,570,901	*	$—	$—	$306,570,901

Short-Term Investments	—		709,276	—	709,276

Total Investments	$306,570,901		$709,276	$—	$307,280,177

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

21

Eaton Vance

Growth Fund

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Growth Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 19, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

22

Eaton Vance

Growth Fund

December 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2019 showed the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $35,923,404 or, if subsequently determined to be different, the net capital gain of such year.

23

Eaton Vance

Growth Fund

December 31, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	8,835,842	209,807

Keith Quinton	8,842,898	202,751

Marcus L. Smith	8,842,743	202,906

Susan J. Sutherland	8,886,821	158,828

Scott E. Wennerholm	8,842,810	202,839

Results are rounded to the nearest whole number.

24

Eaton Vance

Growth Fund

December 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

25

Eaton Vance

Growth Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

26

Eaton Vance

Growth Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1559    12.31.18

Eaton Vance

Large-Cap Value Fund

Annual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2018

Eaton Vance

Large-Cap Value Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	24

Federal Tax Information	25

Special Meeting of Shareholders	26

Management and Organization	27

Important Notices	30

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock indexes declined during the 12-month period ended December 31, 2018, as a sharp downturn in the final quarter of the year erased earlier gains.

U.S. stocks opened the period on an upswing, as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.

In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.

U.S. stocks bounced back during the summer months led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of the period amid global trade war fears and sagging economies in China and Europe. Despite a partial rebound in the final days of the period, the U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.

Amid investor worries, however, U.S. economic data remained largely positive during the period, prompting the U.S. Federal Reserve (the Fed) to raise the federal funds rate in December 2018 for the fourth time during the period. Since then, the Fed has indicated that it may reconsider its planned 2019 rate hikes.

For the 12-month period ended December 31, 2018, the blue-chip Dow Jones Industrial Average®2 declined 3.48%, while the broader U.S. equity market represented by the S&P 500® Index fell 4.38%. The technology-laden NASDAQ Composite Index fell 2.84% during the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Fund Performance

For the 12-month period ended December 31, 2018, Eaton Vance Large-Cap Value Fund (the Fund) returned –6.83% for Class A shares at net asset value (NAV), outperforming its benchmark, the Russell 1000® Value Index (the Index), which returned –8.27%.

Stock selections in the consumer discretionary, communication services and materials sectors contributed to Fund performance versus the Index. In consumer discretionary, the Fund purchased an out-of-Index position in athletic apparel retailer Lululemon Athletica, Inc. in 2017 after its stock declined on operational and management concerns. The stock rose sharply during the period on strong sales, particularly in the women’s workout wear category. By period end, the stock was sold out of the Fund.

Elsewhere in consumer discretionary, the Fund bought an out-of-Index position in off-price retailer TJX Cos., Inc. (TJX) in early 2018 after the stock declined on fashion-buyer missteps and several quarters of declining same-store sales results due largely to difficult year-over-year comparisons. As those issues started to be resolved, the Fund’s shares of TJX — owner of the T.J. Maxx, HomeGoods, and Marshalls chains — rose in price.

The Fund’s overweight position, relative to the Index, in wireless and cable services provider Verizon Communications, Inc. (Verizon) helped relative results in communication services. Verizon’s stock rose as increasing revenue per user and the company’s early leadership in rolling out new 5G technology drove strong earnings and free cash flow during the period.

In materials, relative performance was aided by the Fund’s overweight position in U.S.-based Ball Corp. (Ball), a leading global manufacturer of metal cans and other packaging. Ball’s stock performed strongly as the firm continued to deliver on the operational synergies management had projected from its 2016 acquisition of UK-based Rexam, another manufacturer of consumer packaging. An additional positive driver for Ball Corp. shares was increasing recognition by the beverage industry that metal cans are more environmentally friendly than other types of containers.

In contrast, stock selections in the information technology (IT) and financials sectors, along with an overweight position in the energy sector, detracted from performance versus the Index. In IT, not owning technology conglomerate Cisco Systems, Inc., an Index holding that performed well during the period, hurt results versus the Index.

In financials, the Fund’s out-of-index holding in financial services giant Credit Suisse Group AG declined in value as investors appeared to grow impatient with the slow progress of the firm’s multiyear effort to restructure its business. An overweight position in American International Group, Inc., one of the world’s largest insurance and financial services companies, also detracted from results versus the Index. The stock retreated during the period on concerns of potential liabilities from unprofitable policies that the insurer had written in the past.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Performance2,3

Portfolio Managers Edward J. Perkin, CFA and Aaron S. Dunn, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	–6.83%	5.16%	9.00%
Class A with 5.75% Maximum Sales Charge	—	—	–12.18	3.92	8.36
Class C at NAV	11/04/1994	09/23/1931	–7.53	4.38	8.19
Class C with 1% Maximum Sales Charge	—	—	–8.37	4.38	8.19
Class I at NAV	12/28/2004	09/23/1931	–6.57	5.42	9.27
Class R at NAV	02/18/2004	09/23/1931	–7.04	4.90	8.72
Class R6 at NAV	07/01/2014	09/23/1931	–6.54	5.51	9.32
Russell 1000® Value Index	—	—	–8.27%	5.94%	11.17%

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I	Class R	Class R6
	1.06%	1.81%	0.81%	1.31%	0.73%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2008	$21,979	N.A.
Class I	$250,000	12/31/2008	$607,158	N.A.
Class R	$10,000	12/31/2008	$23,089	N.A.
Class R6	$1,000,000	12/31/2008	$2,438,006	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Johnson & Johnson	4.1%

Verizon Communications, Inc.	3.8

Merck & Co., Inc.	3.7

Bank of America Corp.	3.4

Procter & Gamble Co. (The)	3.0

Exxon Mobil Corp.	3.0

QUALCOMM, Inc.	2.8

PNC Financial Services Group, Inc. (The)	2.8

DowDuPont, Inc.	2.3

NextEra Energy, Inc.	2.3

Total	31.2%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (7/1/18 – 12/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$930.40	$5.11	1.05%
Class C	$1,000.00	$927.30	$8.74	1.80%
Class I	$1,000.00	$931.80	$3.90	0.80%
Class R	$1,000.00	$929.50	$6.32	1.30%
Class R6	$1,000.00	$932.20	$3.46	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.35	1.05%
Class C	$1,000.00	$1,016.10	$9.15	1.80%
Class I	$1,000.00	$1,021.20	$4.08	0.80%
Class R	$1,000.00	$1,018.70	$6.61	1.30%
Class R6	$1,000.00	$1,021.60	$3.62	0.71%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018.

6

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Portfolio of Investments

Common Stocks — 99.8%
Security	Shares	Value

Aerospace & Defense — 2.7%

Hexcel Corp.	365,103	$20,935,006

Textron, Inc.	469,458	21,590,373

		$42,525,379

Banks — 11.2%

Bank of America Corp.	2,184,077	$53,815,657

JPMorgan Chase & Co.	269,046	26,264,271

KeyCorp	1,034,989	15,297,137

PNC Financial Services Group, Inc. (The)	375,692	43,922,152

Sterling Bancorp	628,531	10,377,047

U.S. Bancorp	605,896	27,689,447

		$177,365,711

Beverages — 2.1%

Constellation Brands, Inc., Class A	91,763	$14,757,326

PepsiCo, Inc.	174,393	19,266,938

		$34,024,264

Biotechnology — 1.3%

Gilead Sciences, Inc.	321,692	$20,121,835

		$20,121,835

Capital Markets — 3.6%

Credit Suisse Group AG	920,448	$10,062,052

Northern Trust Corp.	259,909	21,725,793

Raymond James Financial, Inc.	242,393	18,036,463

S&P Global, Inc.	47,502	8,072,490

		$57,896,798

Chemicals — 2.3%

DowDuPont, Inc.	682,938	$36,523,524

		$36,523,524

Construction & Engineering — 1.5%

Fluor Corp.	763,790	$24,594,038

		$24,594,038

Consumer Finance — 3.2%

Ally Financial, Inc.	429,409	$9,730,408

American Express Co.	219,177	20,891,952

Discover Financial Services	329,381	19,426,891

		$50,049,251

Security	Shares	Value

Containers & Packaging — 2.3%

Ball Corp.(1)	468,434	$21,538,595

Packaging Corp. of America	184,771	15,420,988

		$36,959,583

Diversified Financial Services — 0.8%

Berkshire Hathaway, Inc., Class B(2)	60,644	$12,382,292

		$12,382,292

Diversified Telecommunication Services — 3.8%

Verizon Communications, Inc.	1,078,486	$60,632,483

		$60,632,483

Electric Utilities — 4.2%

Edison International	528,568	$30,006,805

NextEra Energy, Inc.	209,174	36,358,625

		$66,365,430

Electronic Equipment, Instruments & Components — 1.6%

FLIR Systems, Inc.	573,444	$24,967,752

		$24,967,752

Energy Equipment & Services — 1.4%

Halliburton Co.	733,899	$19,507,035

Oceaneering International, Inc.(2)	249,256	3,015,998

		$22,523,033

Entertainment — 2.5%

Twenty-First Century Fox, Inc., Class A	355,001	$17,082,648

Walt Disney Co. (The)	204,524	22,426,057

		$39,508,705

Equity Real Estate Investment Trusts (REITs) — 4.0%

AvalonBay Communities, Inc.	163,938	$28,533,409

Boston Properties, Inc.	170,360	19,174,018

Invitation Homes, Inc.	793,125	15,925,950

		$63,633,377

Food Products — 2.0%

Mondelez International, Inc., Class A	795,748	$31,853,792

		$31,853,792

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Health Care Equipment & Supplies — 3.5%

Abbott Laboratories	228,515	$16,528,490

Baxter International, Inc.	426,038	28,041,821

Boston Scientific Corp.(2)	321,304	11,354,884

		$55,925,195

Health Care Providers & Services — 2.3%

Anthem, Inc.	108,168	$28,408,162

WellCare Health Plans, Inc.(2)	35,816	8,455,799

		$36,863,961

Hotels, Restaurants & Leisure — 0.8%

Marriott International, Inc., Class A	109,686	$11,907,512

		$11,907,512

Household Durables — 0.8%

D.R. Horton, Inc.	369,511	$12,807,251

		$12,807,251

Household Products — 3.0%

Procter & Gamble Co. (The)	510,099	$46,888,300

		$46,888,300

Insurance — 2.7%

American Financial Group, Inc.	64,392	$5,829,407

American International Group, Inc.	439,546	17,322,508

Progressive Corp. (The)	331,045	19,971,945

		$43,123,860

IT Services — 1.4%

Leidos Holdings, Inc.	426,022	$22,459,880

		$22,459,880

Machinery — 4.2%

Gardner Denver Holdings, Inc.(2)	1,225,047	$25,052,211

Parker-Hannifin Corp.	168,321	25,103,394

Stanley Black & Decker, Inc.	140,876	16,868,492

		$67,024,097

Multi-Utilities — 2.6%

CMS Energy Corp.	460,139	$22,845,901

Sempra Energy(1)	177,634	19,218,223

		$42,064,124

Security	Shares	Value

Oil, Gas & Consumable Fuels — 8.5%

ConocoPhillips	543,625	$33,895,019

EOG Resources, Inc.	317,706	27,707,140

Exxon Mobil Corp.	687,524	46,882,261

Phillips 66	313,471	27,005,527

		$135,489,947

Pharmaceuticals — 9.6%

GlaxoSmithKline PLC ADR	717,831	$27,428,323

Johnson & Johnson	503,251	64,944,542

Merck & Co., Inc.	778,184	59,461,039

		$151,833,904

Semiconductors & Semiconductor Equipment — 4.3%

NXP Semiconductors NV	313,730	$22,990,135

QUALCOMM, Inc.(1)	789,010	44,902,559

		$67,892,694

Specialty Retail — 3.9%

Home Depot, Inc. (The)	94,168	$16,179,946

Tiffany & Co.	192,591	15,505,501

TJX Cos., Inc. (The)	345,516	15,458,386

Tractor Supply Co.	169,454	14,139,242

		$61,283,075

Technology Hardware, Storage & Peripherals — 0.8%

Apple, Inc.	83,409	$13,156,936

		$13,156,936

Textiles, Apparel & Luxury Goods — 0.9%

Tapestry, Inc.	427,225	$14,418,844

		$14,418,844

Total Common Stocks (identified cost $1,592,175,652)		$1,585,066,827

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Portfolio of Investments — continued

Short-Term Investments — 0.4%
Description	Units/Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 2.46%(3)	6,567,623	$6,566,966

Total Short-Term Investments (identified cost $6,566,603)		$6,566,966

Total Investments — 100.2% (identified cost $1,598,742,255)		$1,591,633,793

Other Assets, Less Liabilities — (0.2)%		$(2,752,011)

Net Assets — 100.0%		$1,588,881,782

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $72,009,552.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Unaffiliated investments, at value including $72,009,552 of securities on loan (identified cost, $1,592,175,652)	$1,585,066,827

Affiliated investment, at value (identified cost, $6,566,603)	6,566,966

Dividends receivable	3,133,746

Dividends receivable from affiliated investment	7,208

Receivable for investments sold	904,040

Receivable for Fund shares sold	7,299,152

Securities lending income receivable	7,733

Tax reclaims receivable	2,916,897

Other assets	5,628

Total assets	$1,605,908,197

Liabilities

Payable for Fund shares redeemed	$15,134,784

Due to custodian — foreign currency, at value (identified cost, $2,298)	2,317

Payable to affiliates:

Investment adviser fee	866,397

Distribution and service fees	302,472

Trustees’ fees	21,250

Accrued expenses	699,195

Total liabilities	$17,026,415

Net Assets	$1,588,881,782

Sources of Net Assets

Paid-in capital	$1,605,241,757

Accumulated loss	(16,359,975)

Total	$1,588,881,782

Class A Shares

Net Assets	$549,515,200

Shares Outstanding	33,296,007

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.50

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$17.51

Class C Shares

Net Assets	$168,782,634

Shares Outstanding	10,215,330

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$16.52

Class I Shares

Net Assets	$736,581,432

Shares Outstanding	44,443,401

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.57

Class R Shares

Net Assets	$60,983,858

Shares Outstanding	3,706,123

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.45

Class R6 Shares

Net Assets	$73,018,658

Shares Outstanding	4,403,403

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.58

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Dividends (net of foreign taxes, $35,542)	$24,051,134

Dividends allocated from Portfolio (net of foreign taxes, $26,754)	22,355,324

Dividends from affiliated investment	271,495

Securities lending income, net	44,596

Securities lending income allocated from Portfolio, net	56,439

Expenses allocated from Portfolio	(6,193,837)

Total investment income	$40,585,151

Expenses

Investment adviser fee	$6,464,554

Distribution and service fees

Class A	1,677,671

Class C	2,165,109

Class R	374,466

Trustees’ fees and expenses	63,878

Custodian fee	286,917

Transfer and dividend disbursing agent fees	1,631,830

Legal and accounting services	95,610

Printing and postage	222,409

Registration fees	67,220

ReFlow liquidity program fees	784,590

Miscellaneous	76,165

Total expenses	$13,910,419

Net investment income	$26,674,732

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$128,330,455 (1)

Investment transactions allocated from Portfolio	91,776,324 (2)

Investment transactions — affiliated investment	(6,049)

Foreign currency transactions	(14,796)

Foreign currency transactions allocated from Portfolio	(2,853)

Net realized gain	$220,083,081

Change in unrealized appreciation (depreciation) —

Investments	$(273,517,532)

Investments allocated from Portfolio	(82,761,152)

Investments — affiliated investment	3,322

Foreign currency	22,353

Foreign currency allocated from Portfolio	(45,872)

Net change in unrealized appreciation (depreciation)	$(356,298,881)

Net realized and unrealized loss	$(136,215,800)

Net decrease in net assets from operations	$(109,541,068)

(1)	Includes $41,052,414 of net realized gains from redemptions in-kind.

(2)	Includes $35,452,860 of net realized gains from redemptions in-kind.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$26,674,732	$35,759,816

Net realized gain	220,083,081 (1)	323,293,196 (2)

Net change in unrealized appreciation (depreciation)	(356,298,881)	(29,685,699)

Net increase (decrease) in net assets from operations	$(109,541,068)	$329,367,313

Distributions to shareholders(3) —

Class A	$(57,881,635)	$(44,020,613)

Class C	(16,506,261)	(12,123,818)

Class I	(77,304,463)	(64,972,032)

Class R	(6,120,235)	(4,840,533)

Class R6	(9,922,733)	(5,539,627)

Total distributions to shareholders	$(167,735,327)	$(131,496,623)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$62,416,237	$63,821,918

Class C	8,855,103	10,371,659

Class I	530,560,658	857,211,602

Class R	9,564,235	11,146,267

Class R6	140,837,725	59,786,291

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	51,912,348	39,847,811

Class C	14,842,384	10,620,399

Class I	63,075,579	53,885,545

Class R	5,696,271	4,419,613

Class R6	9,922,733	5,539,255

Cost of shares redeemed

Class A	(209,351,072)	(373,123,326)

Class C	(66,338,072)	(101,297,200)

Class I	(762,027,970)	(1,529,195,227)

Class R	(30,384,832)	(37,258,754)

Class R6	(151,555,385)	(22,731,835)

Net decrease in net assets from Fund share transactions	$(321,974,058)	$(946,955,982)

Net decrease in net assets	$(599,250,453)	$(749,085,292)

Net Assets

At beginning of year	$2,188,132,235	$2,937,217,527

At end of year	$1,588,881,782	$2,188,132,235 (4)

(1)	Includes $76,505,274 of net realized gains from redemptions in-kind.

(2)	Includes $116,142,543 of net realized gains from redemptions in-kind.

(3)	For the year ended December 31, 2017, the source of distributions was as follows:
Net investment income — Class A $(10,463,844), Class C $(1,260,961), Class I $(19,104,475), Class R $(928,683) and Class R6 $(1,275,109)

Net realized gain — Class A $(33,556,769), Class C $(10,862,857), Class I $(45,867,557), Class R $(3,911,850) and Class R6 $(4,264,518) The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(4)	Includes accumulated undistributed net investment income of $575,918 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

12	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Financial Highlights

	Class A

	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value — Beginning of year	$19.520		$18.030	$16.690	$18.740	$23.910

Income (Loss) From Operations

Net investment income(1)	$0.254		$0.246	$0.279	$0.246	$0.317

Net realized and unrealized gain (loss)	(1.470)		2.393	1.301	(0.456)	2.001

Total income (loss) from operations	$(1.216)		$2.639	$1.580	$(0.210)	$2.318

Less Distributions

From net investment income	$(0.240)		$(0.240)	$(0.240)	$(0.260)	$(0.320)

From net realized gain	(1.564)		(0.909)	—	(1.580)	(7.168)

Total distributions	$(1.804)		$(1.149)	$(0.240)	$(1.840)	$(7.488)

Net asset value — End of year	$16.500		$19.520	$18.030	$16.690	$18.740

Total Return(2)	(6.83)%		14.80%	9.56%	(1.08)%	10.96%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$549,515		$741,193	$942,192	$1,127,754	$1,486,142

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	1.06%		1.06%	1.06%	1.05%	1.01%

Net investment income	1.30%		1.31%	1.67%	1.33%	1.29%

Portfolio Turnover of the Portfolio(5)	34	%(6)	105%	94%	98%	75%

Portfolio Turnover of the Fund	48	%(6)(7)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	Not annualized.

(7)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

13	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Financial Highlights — continued

	Class C

	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value — Beginning of year	$19.540		$18.040	$16.700	$18.750	$23.920

Income (Loss) From Operations

Net investment income(1)	$0.107		$0.107	$0.154	$0.107	$0.132

Net realized and unrealized gain (loss)	(1.473)		2.394	1.298	(0.453)	1.999

Total income (loss) from operations	$(1.366)		$2.501	$1.452	$(0.346)	$2.131

Less Distributions

From net investment income	$(0.090)		$(0.092)	$(0.112)	$(0.124)	$(0.133)

From net realized gain	(1.564)		(0.909)	—	(1.580)	(7.168)

Total distributions	$(1.654)		$(1.001)	$(0.112)	$(1.704)	$(7.301)

Net asset value — End of year	$16.520		$19.540	$18.040	$16.700	$18.750

Total Return(2)	(7.53)%		13.96%	8.74%	(1.82)%	10.12%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$168,783		$241,192	$300,456	$345,531	$419,453

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	1.81%		1.81%	1.81%	1.80%	1.76%

Net investment income	0.55%		0.57%	0.92%	0.58%	0.54%

Portfolio Turnover of the Portfolio(5)	34	%(6)	105%	94%	98%	75%

Portfolio Turnover of the Fund	48	%(6)(7)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	Not annualized.

(7)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

14	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Financial Highlights — continued

	Class I

	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value — Beginning of year	$19.590		$18.090	$16.750	$18.800	$23.970

Income (Loss) From Operations

Net investment income(1)	$0.306		$0.296	$0.323	$0.293	$0.383

Net realized and unrealized gain (loss)	(1.472)		2.401	1.300	(0.458)	2.002

Total income (loss) from operations	$(1.166)		$2.697	$1.623	$(0.165)	$2.385

Less Distributions

From net investment income	$(0.290)		$(0.288)	$(0.283)	$(0.305)	$(0.387)

From net realized gain	(1.564)		(0.909)	—	(1.580)	(7.168)

Total distributions	$(1.854)		$(1.197)	$(0.283)	$(1.885)	$(7.555)

Net asset value — End of year	$16.570		$19.590	$18.090	$16.750	$18.800

Total Return(2)	(6.57)%		15.10%	9.80%	(0.83)%	11.22%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$736,581		$1,032,300	$1,555,075	$1,664,998	$1,969,601

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	0.81%		0.81%	0.81%	0.80%	0.76%

Net investment income	1.56%		1.57%	1.92%	1.58%	1.55%

Portfolio Turnover of the Portfolio(5)	34	%(6)	105%	94%	98%	75%

Portfolio Turnover of the Fund	48	%(6)(7)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	Not annualized.

(7)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

15	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Financial Highlights — continued

	Class R

	Year Ended December 31,
	2018		2017	2016	2015	2014

Net asset value — Beginning of year	$19.460		$17.980	$16.650	$18.690	$23.870

Income (Loss) From Operations

Net investment income(1)	$0.204		$0.199	$0.237	$0.199	$0.255

Net realized and unrealized gain (loss)	(1.460)		2.382	1.292	(0.445)	1.993

Total income (loss) from operations	$(1.256)		$2.581	$1.529	$(0.246)	$2.248

Less Distributions

From net investment income	$(0.190)		$(0.192)	$(0.199)	$(0.214)	$(0.260)

From net realized gain	(1.564)		(0.909)	—	(1.580)	(7.168)

Total distributions	$(1.754)		$(1.101)	$(0.199)	$(1.794)	$(7.428)

Net asset value — End of year	$16.450		$19.460	$17.980	$16.650	$18.690

Total Return(2)	(7.04)%		14.50%	9.26%	(1.33)%	10.71%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$60,984		$86,706	$101,010	$109,468	$151,329

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	1.31%		1.31%	1.31%	1.30%	1.26%

Net investment income	1.05%		1.06%	1.42%	1.08%	1.04%

Portfolio Turnover of the Portfolio(5)	34	%(6)	105%	94%	98%	75%

Portfolio Turnover of the Fund	48	%(6)(7)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	Not annualized.

(7)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

16	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Financial Highlights — continued

	Class R6

	Year Ended December 31,					Period Ended December 31, 2014(1)
	2018		2017	2016	2015

Net asset value — Beginning of period	$19.610		$18.100	$16.760	$18.810	$25.890

Income (Loss) From Operations

Net investment income(2)	$0.310		$0.311	$0.339	$0.321	$0.194

Net realized and unrealized gain (loss)	(1.470)		2.413	1.301	(0.469)	0.089

Total income (loss) from operations	$(1.160)		$2.724	$1.640	$(0.148)	$0.283

Less Distributions

From net investment income	$(0.306)		$(0.305)	$(0.300)	$(0.322)	$(0.195)

From net realized gain	(1.564)		(0.909)	—	(1.580)	(7.168)

Total distributions	$(1.870)		$(1.214)	$(0.300)	$(1.902)	$(7.363)

Net asset value — End of period	$16.580		$19.610	$18.100	$16.760	$18.810

Total Return(3)	(6.54)%		15.25%	9.90%	(0.79)%	2.28	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$73,019		$86,742	$38,485	$32,525	$1

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	0.72%		0.73%	0.71%	0.71%	0.65	%(7)

Net investment income	1.57%		1.64%	2.01%	1.73%	1.54	%(7)

Portfolio Turnover of the Portfolio(8)	34	%(4)	105%	94%	98%	75	%(9)

Portfolio Turnover of the Fund	48	%(4)(10)	—	—	—	—

(1)	For the period from the commencement of operations, July 1, 2014, to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the Portfolio’s year ended December 31, 2014.

(10)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

17	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. Prior to the close of business on June 15, 2018, the Fund invested all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on June 15, 2018, the Fund received its pro-rata share of net assets from the Portfolio as part of the termination of the Portfolio. As of June 18, 2018, the next business day, the Fund invests its assets directly. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Effective January 25, 2019, Class C shares generally will automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus.

Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent

18

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Notes to Financial Statements — continued

decisions rendered by European courts, the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims. Prior to the close of business on June 15, 2018, the net investment income or loss consisted of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017

Ordinary income	$24,689,422	$33,033,072

Long-term capital gains	$143,045,905	$98,463,551

During the year ended December 31, 2018, distributable earnings was decreased by $71,215,803 and paid-in capital was increased by $71,215,803 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for the Fund’s investment in the Portfolio and redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming

19

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Notes to Financial Statements — continued

shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Net unrealized depreciation	$(16,359,975)

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,607,808,711

Gross unrealized appreciation	$125,197,156

Gross unrealized depreciation	(141,372,074)

Net unrealized depreciation	$(16,174,918)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement dated June 15, 2018 between the Fund and BMR, the fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion and at reduced rates on daily net assets of $5 billion and over, and is payable monthly. Prior to the close of business on June 15, 2018, when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s investment adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. For the year ended December 31, 2018, the Fund’s allocated portion of the investment adviser fee paid by the Portfolio amounted to $5,980,401 and the investment adviser fee paid by the Fund amounted to $6,464,554. For the year ended December 31, 2018, the Fund’s investment adviser fee, including the investment adviser fee allocated from the Portfolio, was 0.625% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, EVM earned $117,702 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $20,819 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2018. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2018 amounted to $1,677,671 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2018, the Fund paid or accrued to EVD $1,623,832 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2018, the Fund paid or accrued to EVD $187,233 for Class R shares.

20

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Notes to Financial Statements — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2018 amounted to $541,277 and $187,233 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2018, the Fund was informed that EVD received less than $100 and approximately $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than short-term obligations, in-kind transactions and investments transferred to the Fund, for the period from January 1, 2018 through June 15, 2018 aggregated $695,714,647 and $752,821,499, respectively. In-kind sales for the period from January 1, 2018 through June 15, 2018 aggregated $179,755,465. Purchases and sales of investments by the Fund, other than short-term obligations, in-kind transactions and investments transferred from the Portfolio, for the period from June 18, 2018 through December 31, 2018 aggregated $899,531,641 and $932,005,372, respectively. In-kind sales for the period from June 18, 2018 through December 31, 2018 aggregated $185,966,716. Increases and decreases in the Fund’s investment in the Portfolio for the period from January 1, 2018 through June 15, 2018 were $1,274,998 and $2,219,167,033, respectively. Included in decreases is $1,996,862,054, representing the Fund’s interest in the Portfolio as of the close of business on June 15, 2018, which was exchanged for the Fund’s pro-rata share of net assets of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $1,730,663,716 was carried forward to the net assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2018	2017

Sales	3,229,434	3,415,398

Issued to shareholders electing to receive payments of distributions in Fund shares	2,895,017	2,080,537

Redemptions	(10,802,967)	(19,792,778)

Net decrease	(4,678,516)	(14,296,843)

	Year Ended December 31,
Class C	2018	2017

Sales	467,859	553,201

Issued to shareholders electing to receive payments of distributions in Fund shares	831,675	551,526

Redemptions	(3,430,078)	(5,418,102)

Net decrease	(2,130,544)	(4,313,375)

21

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Notes to Financial Statements — continued

	Year Ended December 31,
Class I	2018	2017

Sales	27,452,103	45,453,216

Issued to shareholders electing to receive payments of distributions in Fund shares	3,500,040	2,809,201

Redemptions	(39,195,998)	(81,538,166)

Net decrease	(8,243,855)	(33,275,749)

	Year Ended December 31,
Class R	2018	2017

Sales	494,807	596,258

Issued to shareholders electing to receive payments of distributions in Fund shares	319,168	231,042

Redemptions	(1,562,335)	(1,991,331)

Net decrease	(748,360)	(1,164,031)

	Year Ended December 31,
Class R6	2018	2017

Sales	7,126,880	3,193,361

Issued to shareholders electing to receive payments of distributions in Fund shares	535,679	287,615

Redemptions	(7,683,357)	(1,182,622)

Net increase (decrease)	(20,798)	2,298,354

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2018.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2018, the value of the securities loaned (all common stocks) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $72,009,552 and $72,847,885, respectively. Collateral received was comprised of U.S. Government and/or agencies

22

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Notes to Financial Statements — continued

securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$100,141,188	$—		$—	$100,141,188

Consumer Discretionary	100,416,682	—		—	100,416,682

Consumer Staples	112,766,356	—		—	112,766,356

Energy	158,012,980	—		—	158,012,980

Financials	330,755,860	10,062,052		—	340,817,912

Health Care	264,744,895	—		—	264,744,895

Industrials	134,143,514	—		—	134,143,514

Information Technology	128,477,262	—		—	128,477,262

Materials	73,483,107	—		—	73,483,107

Real Estate	63,633,377	—		—	63,633,377

Utilities	108,429,554	—		—	108,429,554

Total Common Stocks	$1,575,004,775	$10,062,052	*	$—	$1,585,066,827

Short-Term Investments	$—	$6,566,966		$—	$6,566,966

Total Investments	$1,575,004,775	$16,629,018		$—	$1,591,633,793

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

23

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Large-Cap Value Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Large-Cap Value Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 20, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

24

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2019 showed the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2018, the Fund designates approximately $38,941,285, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 87.7% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $148,156,056 or, if subsequently determined to be different, the net capital gain of such year.

25

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

Nominee for Trustee	Number of Shares
	For	Withheld

Mark R. Fetting	73,117,966	914,941

Keith Quinton	73,103,713	929,194

Marcus L. Smith	73,030,793	1,002,114

Susan J. Sutherland	73,114,547	918,360

Scott E. Wennerholm	73,154,292	878,615

Results are rounded to the nearest whole number.

26

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

27

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

28

Eaton Vance

Large-Cap Value Fund

December 31, 2018

Management and Organization — continued

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

173    12.31.18

Eaton Vance

Real Estate Fund

Annual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2018

Eaton Vance

Real Estate Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	18

Federal Tax Information	19

Special Meeting of Shareholders	20

Management and Organization	21

Important Notices	24

Eaton Vance

Real Estate Fund

December 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock indexes declined during the 12-month period ended December 31, 2018, as a sharp downturn in the final quarter of the year erased earlier gains.

U.S. stocks opened the period on an upswing, as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.

In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.

U.S. stocks bounced back during the summer months led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of the period amid global trade war fears and sagging economies in China and Europe. Despite a partial rebound in the final days of the period, the U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.

Amid investor worries, however, U.S. economic data remained largely positive during the period, prompting the U.S. Federal Reserve (the Fed) to raise the federal funds rate in December 2018 for the fourth time during the period. Since then, the Fed has indicated that it may reconsider its planned 2019 rate hikes.

For the 12-month period ended December 31, 2018, the blue-chip Dow Jones Industrial Average®2 declined 3.48%, while the broader U.S. equity market represented by the S&P 500® Index fell 4.38%. The technology-laden NASDAQ Composite Index fell 2.84% during the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Fund Performance

For the 12-month period ended December 31, 2018, Eaton Vance Real Estate Fund (the Fund) returned –4.61% for Class A shares at net asset value (NAV), underperforming its primary benchmark, the Dow Jones U.S. Select Real Estate Securities Index (the Index), which returned –4.22%.

The Fund underperformed the Index due to sector and industry allocations. Stock selections made a positive contribution to relative Fund performance versus the Index. Three of the 10 property-type groups in the Fund had positive absolute returns during the period. The Index had positive returns in three of its eight industry groups.

Real estate investment trusts (REITs), which represented a majority of the Fund’s holdings during the period, delivered negative results, but slightly outperformed the broader stock market. REITs performed poorly early in the period amid concerns about rising long-term interest rates, but recovered later in the year as rates eased.

The residential property-type group was the biggest detractor from relative Fund performance versus the Index due to stock selections during the period. Among the Fund’s weakest stocks was Invitation Homes, Inc., an owner of single-family rental homes, which was hurt by rising operating costs and capital expenses.

The hotels, resorts & cruise lines group, an out-of-Index holding, also constrained relative Fund results. Hotel operator Marriott International, Inc. lagged the Index during the period, as its financial results failed to meet investor expectations.

An underweight position in the health care property-type group dragged down Fund performance relative to the Index, as the group outperformed during the period. In particular, the Fund’s limited exposure to medical property REIT Welltower, Inc. hurt relative performance, as the company outperformed the Index.

On the positive side, stock selections in the retail property-type group boosted relative Fund results versus the Index during the period. Upscale shopping mall owner Simon Property Group, Inc. contributed positively to performance, exceeding investor expectations. The diversified property group also boosted relative Fund performance due to stock selections. STORE Capital Corp. — owner of fast food outlets, convenience stores, and other net-leased retail properties — was among the Fund’s best-performing stocks amid a strong economy. The Fund benefited from an underweight position in the lagging office property-type group, especially a lack of exposure to New York City-based SL Green Realty Corp. Shares in the office-building owner declined amid a softening New York City rental market.

Also among the Fund’s top stocks was warehouse owner DCT Industrial Trust, Inc., which was acquired during the period by Prologis, Inc. in a stock-for-stock transaction at a premium to its stock price.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Real Estate Fund

December 31, 2018

Performance2,3

Portfolio Manager J. Scott Craig

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/09/2010	04/28/2006	–4.61%	7.74%	11.68%
Class A with 5.75% Maximum Sales Charge	—	—	–10.10	6.47	11.02
Class I at NAV	04/28/2006	04/28/2006	–4.43	7.98	11.90
Dow Jones U.S. Select Real Estate Securities Index	—	—	–4.22%	7.86%	12.06%
S&P 500® Index	—	—	–4.38	8.49	13.11

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.42%	1.17%
Net				1.25	1.00

Growth of $10,0003

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	12/31/2008	$770,261	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Real Estate Fund

December 31, 2018

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Simon Property Group, Inc.	9.0%

AvalonBay Communities, Inc.	6.3

Public Storage	5.8

Equity Residential	5.5

Mid-America Apartment Communities, Inc.	5.0

Boston Properties, Inc.	4.8

ProLogis, Inc.	3.9

Invitation Homes, Inc.	3.4

Regency Centers Corp.	2.8

Welltower, Inc.	2.5

Total	49.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Real Estate Fund

December 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Real Estate Fund

December 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (7/1/18 – 12/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$939.10	$6.11	**	1.25%
Class I	$1,000.00	$939.50	$4.89	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.36	**	1.25%
Class I	$1,000.00	$1,020.20	$5.09	**	1.00%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Real Estate Fund

December 31, 2018

Portfolio of Investments

Common Stocks — 98.7%
Security	Shares	Value

Hotels, Restaurants & Leisure — 3.9%

Hilton Worldwide Holdings, Inc.	14,546	$1,044,403

Marriott International, Inc., Class A	9,726	1,055,854

		$2,100,257

Other — 1.2%

CBRE Group, Inc., Class A(1)	9,384	$375,736

Jones Lang LaSalle, Inc.	2,422	306,625

		$682,361

Real Estate Investment Trusts — 93.6%
Security	Shares	Value

Diversified, Specialty & Other — 9.5%

CoreSite Realty Corp.	10,905	$951,243

Digital Realty Trust, Inc.	9,371	998,480

National Retail Properties, Inc.	21,256	1,031,129

PS Business Parks, Inc.	3,705	485,355

STORE Capital Corp.	26,634	754,008

Vornado Realty Trust	14,785	917,114

		$5,137,329

Health Care — 6.9%

HCP, Inc.	27,045	$755,367

Healthcare Realty Trust, Inc.	14,342	407,886

Ventas, Inc.	20,656	1,210,235

Welltower, Inc.	19,814	1,375,290

		$3,748,778

Hotels & Resorts — 4.1%

Apple Hospitality REIT, Inc.	38,386	$547,384

DiamondRock Hospitality Co.	34,885	316,756

Summit Hotel Properties, Inc.	50,747	493,768

Sunstone Hotel Investors, Inc.	66,406	863,942

		$2,221,850

Industrial — 8.3%

Duke Realty Corp.	28,560	$739,704

EastGroup Properties, Inc.	6,330	580,651

First Industrial Realty Trust, Inc.	18,126	523,116

ProLogis, Inc.	35,990	2,113,333

Rexford Industrial Realty, Inc.	17,872	526,688

		$4,483,492

Security	Shares	Value

Malls and Factory Outlets — 9.6%

Pennsylvania Real Estate Investment Trust	50,898	$302,334

Simon Property Group, Inc.	29,019	4,874,902

		$5,177,236

Multifamily — 25.3%

American Campus Communities, Inc.	11,433	$473,212

American Homes 4 Rent, Class A	34,665	688,100

AvalonBay Communities, Inc.	19,616	3,414,165

Camden Property Trust	11,320	996,726

Equity Residential	44,944	2,966,753

Essex Property Trust, Inc.	2,395	587,278

Invitation Homes, Inc.	91,398	1,835,272

Mid-America Apartment Communities, Inc.	28,013	2,680,844

		$13,642,350

Office — 11.6%

Boston Properties, Inc.	23,093	$2,599,117

Corporate Office Properties Trust	13,543	284,809

Cousins Properties, Inc.	87,386	690,349

Douglas Emmett, Inc.	14,957	510,483

Highwoods Properties, Inc.	21,080	815,585

Hudson Pacific Properties, Inc.	20,899	607,325

JBG Smith Properties	8,585	298,844

Tier REIT, Inc.	21,395	441,379

		$6,247,891

Self Storage — 9.9%

CubeSmart	43,651	$1,252,347

Extra Space Storage, Inc.	10,840	980,803

Public Storage	15,392	3,115,495

		$5,348,645

Strip Centers — 8.4%

Acadia Realty Trust	27,386	$650,691

Brixmor Property Group, Inc.	22,231	326,574

Federal Realty Investment Trust	10,678	1,260,431

Kimco Realty Corp.	27,949	409,453

Regency Centers Corp.	25,984	1,524,741

SITE Centers Corp.	34,586	382,867

		$4,554,757

Total Real Estate Investment Trusts		$50,562,328

Total Common Stocks (identified cost $48,444,885)		$53,344,946

7	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2018

Portfolio of Investments — continued

Exchange-Traded Funds — 0.5%
Security	Shares	Value

iShares U.S. Real Estate ETF	3,390	$254,047

Total Exchange-Traded Funds (identified cost $248,673)		$254,047

Short-Term Investments — 0.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.46%(2)	130,275	$130,262

Total Short-Term Investments (identified cost $130,262)		$130,262

Total Investments — 99.4% (identified cost $48,823,820)		$53,729,255

Other Assets, Less Liabilities — 0.6%		$318,942

Net Assets — 100.0%		$54,048,197

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018.

8	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Unaffiliated investments, at value (identified cost, $48,693,558)	$53,598,993

Affiliated investment, at value (identified cost, $130,262)	130,262

Dividends receivable	245,299

Dividends receivable from affiliated investment	1,187

Receivable for investments sold	325,408

Receivable for Fund shares sold	114,348

Receivable from affiliate	17,449

Total assets	$54,432,946

Liabilities

Payable for Fund shares redeemed	$265,893

Payable to affiliates:

Investment adviser fee	31,332

Administration fee	7,230

Distribution and service fees	2,039

Trustees’ fees	755

Accrued expenses	77,500

Total liabilities	$384,749

Net Assets	$54,048,197

Sources of Net Assets

Paid-in capital	$50,067,220

Distributable earnings	3,980,977

Total	$54,048,197

Class A Shares

Net Assets	$9,169,292

Shares Outstanding	709,229

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.93

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$13.72

Class I Shares

Net Assets	$44,878,905

Shares Outstanding	3,472,316

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.92

On sales of $50,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Dividends	$1,638,731

Dividends from affiliated investment	19,220

Total investment income	$1,657,951

Expenses

Investment adviser fee	$347,560

Administration fee	80,206

Distribution and service fees

Class A	24,536

Trustees’ fees and expenses	2,653

Custodian fee	43,049

Transfer and dividend disbursing agent fees	40,707

Legal and accounting services	46,047

Printing and postage	14,992

Registration fees	33,985

Miscellaneous	13,121

Total expenses	$646,856

Deduct —

Allocation of expenses to affiliate	$86,699

Total expense reductions	$86,699

Net expenses	$560,157

Net investment income	$1,097,794

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(257,796)

Investment transactions — affiliated investment	(246)

Capital gain distributions received	343,258

Net realized gain	$85,216

Change in unrealized appreciation (depreciation) —

Investments	$(2,929,988)

Investments — affiliated investment	89

Net change in unrealized appreciation (depreciation)	$(2,929,899)

Net realized and unrealized loss	$(2,844,683)

Net decrease in net assets from operations	$(1,746,889)

10	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$1,097,794	$968,524

Net realized gain	85,216	493,220

Net change in unrealized appreciation (depreciation)	(2,929,899)	656,483

Net increase (decrease) in net assets from operations	$(1,746,889)	$2,118,227

Distributions to shareholders(1)

Class A	$(261,715)	$(276,059)

Class I	(1,368,966)	(1,012,563)

Total distributions to shareholders	$(1,630,681)	$(1,288,622)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,877,008	$3,062,393

Class I	26,287,130	27,779,739

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	261,497	269,513

Class I	1,315,399	846,790

Cost of shares redeemed

Class A	(3,919,114)	(12,582,293)

Class I	(16,502,409)	(19,108,242)

Net increase in net assets from Fund share transactions	$9,319,511	$267,900

Net increase in net assets	$5,941,941	$1,097,505

Net Assets

At beginning of year	$48,106,256	$47,008,751

At end of year	$54,048,197	$48,106,256

(1)	For the year ended December 31, 2017, the source of distributions was as follows:

Net investment income — Class A $(199,421) and Class I $(771,108)

Net realized gain — Class A $(76,638) and Class I $(241,455)

The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

11	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2018

Financial Highlights

	Class A

	Year Ended December 31,
	2018	2017	2016	2015	2014

Net asset value — Beginning of year	$13.930	$13.700	$13.790	$14.030	$11.090

Income (Loss) From Operations

Net investment income(1)	$0.237	$0.199	$0.158	$0.192	$0.165

Net realized and unrealized gain (loss)	(0.870)	0.333	0.518	0.660	3.253

Total income (loss) from operations	$(0.633)	$0.532	$0.676	$0.852	$3.418

Less Distributions

From net investment income	$(0.246)	$(0.212)	$(0.226)	$(0.227)	$(0.264)

From net realized gain	(0.121)	(0.090)	(0.540)	(0.865)	(0.214)

Total distributions	$(0.367)	$(0.302)	$(0.766)	$(1.092)	$(0.478)

Net asset value — End of year	$12.930	$13.930	$13.700	$13.790	$14.030

Total Return(2)(3)	(4.61)%	3.93%	4.94%	6.40%	31.19%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$9,169	$11,766	$21,078	$21,880	$11,204

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.25%	1.25%	1.25%	1.25%	1.25%

Net investment income	1.76%	1.45%	1.13%	1.38%	1.29%

Portfolio Turnover	35%	36%	52%	72%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.16%, 0.17%, 0.23%, 0.30% and 0.30% of average daily net assets for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2018

Financial Highlights — continued

	Class I

	Year Ended December 31,
	2018	2017	2016	2015	2014

Net asset value — Beginning of year	$13.930	$13.700	$13.800	$14.030	$11.100

Income (Loss) From Operations

Net investment income(1)	$0.286	$0.271	$0.200	$0.192	$0.182

Net realized and unrealized gain (loss)	(0.894)	0.301	0.501	0.703	3.258

Total income (loss) from operations	$(0.608)	$0.572	$0.701	$0.895	$3.440

Less Distributions

From net investment income	$(0.281)	$(0.252)	$(0.261)	$(0.260)	$(0.296)

From net realized gain	(0.121)	(0.090)	(0.540)	(0.865)	(0.214)

Total distributions	$(0.402)	$(0.342)	$(0.801)	$(1.125)	$(0.510)

Net asset value — End of year	$12.920	$13.930	$13.700	$13.800	$14.030

Total Return(2)(3)	(4.43)%	4.23%	5.12%	6.73%	31.40%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$44,879	$36,340	$25,930	$17,044	$22,115

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.00%	1.00%	1.00%	1.00%	1.00%

Net investment income	2.12%	1.97%	1.43%	1.37%	1.43%

Portfolio Turnover	35%	36%	52%	72%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.16%, 0.17%, 0.23%, 0.30% and 0.30% of average daily net assets for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of

14

Eaton Vance

Real Estate Fund

December 31, 2018

Notes to Financial Statements — continued

being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least quarterly distributions of substantially all of the distributions it receives from its REIT investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made annually. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017

Ordinary income	$1,322,533	$970,529

Long-term capital gains	$308,148	$318,093

During the year ended December 31, 2018, distributable earnings was decreased by $60,972 and paid-in capital was increased by $60,972 due to the Fund’s use of equalization accounting and differences between book and tax accounting for distributions from REITs. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Post October capital losses	$(89,514)

Net unrealized appreciation	$4,070,491

At December 31, 2018, the Fund had a net capital loss of $89,514, attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,658,764

Gross unrealized appreciation	$5,200,881

Gross unrealized depreciation	(1,130,390)

Net unrealized appreciation	$4,070,491

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2018, the Fund’s investment adviser fee amounted to $347,560. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at

15

Eaton Vance

Real Estate Fund

December 31, 2018

Notes to Financial Statements — continued

an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2018, the administration fee amounted to $80,206. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2019. Pursuant to this agreement, EVM was allocated $86,699 of the Fund’s operating expenses for the year ended December 31, 2018. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, EVM earned $4,447 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,291 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2018. EVD also received distribution and service fees from Class A (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2018 amounted to $24,536 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2018, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $27,660,520 and $18,102,489, respectively, for the year ended December 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2018	2017

Sales	138,910	222,787

Issued to shareholders electing to receive payments of distributions in Fund shares	19,567	19,599

Redemptions	(293,811)	(936,937)

Net decrease	(135,334)	(694,551)

16

Eaton Vance

Real Estate Fund

December 31, 2018

Notes to Financial Statements — continued

	Year Ended December 31,
Class I	2018	2017

Sales	1,998,237	2,044,691

Issued to shareholders electing to receive payments of distributions in Fund shares	98,358	61,585

Redemptions	(1,233,071)	(1,390,138)

Net increase	863,524	716,138

At December 31, 2018, donor advised funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 36.6% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2018.

9  Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities of companies primarily engaged in the real estate industry, such as REITs and other real estate related investments. Securities of companies in the real estate industry are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$53,344,946	*	$—	$—	$53,344,946

Exchange-Traded Funds	254,047		—	—	254,047

Short-Term Investments	—		130,262	—	130,262

Total Investments	$53,598,993		$130,262	$—	$53,729,255

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

17

Eaton Vance

Real Estate Fund

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Real Estate Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Real Estate Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

18

Eaton Vance

Real Estate Fund

December 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in March 2019 showed the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals and capital gains dividends.

Qualified Business Income.  For the fiscal year ended December 31, 2018, the Fund designates $1,621,043, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Qualified Dividend Income.  For the fiscal year ended December 31, 2018, the Fund designates approximately $39,746, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $322,167 or, if subsequently determined to be different, the net capital gain of such year.

19

Eaton Vance

Real Estate Fund

December 31, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

Nominee for Trustee	Number of Shares
	For	Withheld

Mark R. Fetting	2,219,559	21,822

Keith Quinton	2,219,559	21,822

Marcus L. Smith	2,225,095	16,286

Susan J. Sutherland	2,225,767	15,614

Scott E. Wennerholm	2,219,559	21,822

Results are rounded to the nearest whole number.

20

Eaton Vance

Real Estate Fund

December 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

21

Eaton Vance

Real Estate Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

22

Eaton Vance

Real Estate Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2685    12.31.18

Eaton Vance

Small-Cap Fund

Annual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2018

Eaton Vance

Small-Cap Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Special Meeting of Shareholders	24

Management and Organization	25

Important Notices	28

Eaton Vance

Small-Cap Fund

December 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock indexes declined during the 12-month period ended December 31, 2018, as a sharp downturn in the final quarter of the year erased earlier gains.

U.S. stocks opened the period on an upswing, as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.

In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.

U.S. stocks bounced back during the summer months led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of the period amid global trade war fears and sagging economies in China and Europe. Despite a partial rebound in the final days of the period, the U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.

Amid investor worries, however, U.S. economic data remained largely positive during the period, prompting the U.S. Federal Reserve (the Fed) to raise the federal funds rate in December 2018 for the fourth time during the period. Since then, the Fed has indicated that it may reconsider its planned 2019 rate hikes.

For the 12-month period ended December 31, 2018, the blue-chip Dow Jones Industrial Average®2 declined 3.48%, while the broader U.S. equity market represented by the S&P 500® Index fell 4.38%. The technology-laden NASDAQ Composite Index fell 2.84% during the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Fund Performance

For the 12-month period ended December 31, 2018, Eaton Vance Small-Cap Fund (the Fund) returned –5.81% for Class A shares at net asset value (NAV), outperforming its benchmark, the Russell 2000® Index (the Index), which returned –11.01%.

The Fund outperformed the Index largely due to favorable stock selections. Sector and industry allocations also made positive contributions to relative Fund performance versus the Index. Of the Index’s 11 market sectors, the Fund recorded positive absolute returns in six sectors. The Index itself had positive returns in three sectors.

The health care sector contributed most to relative Fund performance versus the Index due to stock selections. Within the sector, the health care providers & services industry delivered notable results during the period. The Fund’s top-performing stock, home health services provider Amedisys, Inc., benefited from strong organic growth and a more favorable government regulatory environment. In the health care equipment & supplies industry, ICU Medical, Inc., a medical supplies company, delivered notable returns after it successfully integrated a large acquisition.

In the outperforming consumer discretionary sector, an overweight position in the diversified consumer services industry aided Fund results versus the Index during the period. Grand Canyon Education, Inc., a provider of post-secondary education services, was among the Fund’s stock leaders as it recorded strong earnings growth and unlocked value by converting to a technology services company. In the same industry, ServiceMaster Global Holdings, Inc., a pest control leader, also outperformed after a spin-off of its home warranty business.

In the textile, apparel and leisure industry, shares of Gildan Activewear, Inc., an apparel manufacturer, rose after the company gained a major new customer. The Fund’s lack of exposure to the household durables industry also contributed to relative Fund results. The materials sector contributed to Fund performance relative to the Index due to stock selections and an underweight position — in particular, a lack of exposure to the depressed metals & mining industry.

Conversely, the financials sector was the weakest performer versus the Index during the period. In the lagging banking industry, New York-based Sterling Bancorp and Texas Capital Bancshares, Inc. were among the Fund’s weakest stocks. Both banks suffered from slowing loan growth and tightening net interest margins. The capital markets industry was also a notable laggard during the period.

The industrials sector also dragged down relative Fund returns due to stock selections and an overweight position. In the commercial services & supplies industry, consumer-product label supplier Multi-Color Corp. was the Fund’s weakest stock after poor results and an unfavorable reaction to a major acquisition. In the same industry, shares of check printer Deluxe Corp. declined during the period following the departure of its long-tenured CEO. Deluxe Corp. was sold during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Small-Cap Fund

December 31, 2018

Performance2,3

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	–5.81%	5.43%	12.44%
Class A with 5.75% Maximum Sales Charge	—	—	–11.21	4.19	11.78
Class C at NAV	05/03/2002	01/02/1997	–6.52	4.65	11.60
Class C with 1% Maximum Sales Charge	—	—	–7.34	4.65	11.60
Class I at NAV	09/02/2008	01/02/1997	–5.57	5.69	12.72
Class R at NAV	08/03/2009	01/02/1997	–6.04	5.17	12.18
Russell 2000® Index	—	—	–11.01%	4.41%	11.97%

% Total Annual Operating Expense Ratios[4]		Class A	Class C	Class I	Class R
Gross		1.52%	2.27%	1.26%	1.76%
Net		1.21	1.96	0.96	1.46

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2008	$29,975	N.A.
Class I	$250,000	12/31/2008	$828,602	N.A.
Class R	$10,000	12/31/2008	$31,576	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Small-Cap Fund

December 31, 2018

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

ICU Medical, Inc.	2.8%

ACI Worldwide, Inc.	2.8

Euronet Worldwide, Inc.	2.5

RealPage, Inc.	2.3

Grand Canyon Education, Inc.	2.3

Hexcel Corp.	2.1

Performance Food Group Co.	2.1

Catalent, Inc.	2.1

ServiceMaster Global Holdings, Inc.	2.0

ONE Gas, Inc.	2.0

Total	23.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Small-Cap Fund

December 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large- cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization- weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Small-Cap Fund

December 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (7/1/18 – 12/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$873.50	$6.38	**	1.35%
Class C	$1,000.00	$870.50	$9.90	**	2.10%
Class I	$1,000.00	$874.70	$5.20	**	1.10%
Class R	$1,000.00	$872.80	$7.55	**	1.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.87	**	1.35%
Class C	$1,000.00	$1,014.60	$10.66	**	2.10%
Class I	$1,000.00	$1,019.70	$5.60	**	1.10%
Class R	$1,000.00	$1,017.10	$8.13	**	1.60%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Small-Cap Fund

December 31, 2018

Portfolio of Investments

Common Stocks — 100.4%
Security	Shares	Value

Aerospace & Defense — 3.1%

Hexcel Corp.	23,311	$1,336,653

Mercury Systems, Inc.(1)	13,369	632,220

		$1,968,873

Auto Components — 0.8%

Visteon Corp.(1)	8,714	$525,280

		$525,280

Banks — 7.6%

Columbia Banking System, Inc.	24,998	$907,177

Sterling Bancorp	58,893	972,323

Stock Yards Bancorp, Inc.	22,777	747,086

Texas Capital Bancshares, Inc.(1)	12,128	619,620

Western Alliance Bancorp(1)	14,777	583,544

Wintrust Financial Corp.	13,508	898,147

		$4,727,897

Biotechnology — 1.0%

Ligand Pharmaceuticals, Inc.(1)	4,744	$643,761

		$643,761

Building Products — 0.7%

Trex Co., Inc.(1)	6,976	$414,095

		$414,095

Capital Markets — 2.7%

Cohen & Steers, Inc.	35,890	$1,231,745

Lazard, Ltd., Class A	12,614	465,583

		$1,697,328

Chemicals — 5.0%

Balchem Corp.	11,533	$903,610

NewMarket Corp.	2,599	1,071,022

Valvoline, Inc.	59,425	1,149,874

		$3,124,506

Commercial Services & Supplies — 3.6%

Brink’s Co. (The)	14,650	$947,123

Multi-Color Corp.	20,236	710,081

Viad Corp.	11,827	592,414

		$2,249,618

Security	Shares	Value

Distributors — 0.5%

Pool Corp.	2,157	$320,638

		$320,638

Diversified Consumer Services — 4.9%

Bright Horizons Family Solutions, Inc.(1)	3,494	$389,406

Grand Canyon Education, Inc.(1)	14,748	1,417,873

ServiceMaster Global Holdings, Inc.(1)	34,883	1,281,601

		$3,088,880

Electric Utilities — 1.8%

ALLETE, Inc.	14,677	$1,118,681

		$1,118,681

Electrical Equipment — 1.5%

EnerSys	12,160	$943,738

		$943,738

Electronic Equipment, Instruments & Components — 1.6%

Dolby Laboratories, Inc., Class A	16,417	$1,015,227

		$1,015,227

Energy Equipment & Services — 0.5%

Oceaneering International, Inc.(1)	26,310	$318,351

		$318,351

Equity Real Estate Investment Trusts (REITs) — 8.3%

Acadia Realty Trust	27,602	$655,823

American Homes 4 Rent, Class A	27,914	554,093

CubeSmart	31,080	891,685

EastGroup Properties, Inc.	8,918	818,048

Healthcare Realty Trust, Inc.	30,520	867,989

Rexford Industrial Realty, Inc.	26,553	782,517

STORE Capital Corp.	21,119	597,879

		$5,168,034

Food & Staples Retailing — 2.1%

Performance Food Group Co.(1)	40,220	$1,297,899

		$1,297,899

Food Products — 0.5%

J&J Snack Foods Corp.	2,266	$327,641

		$327,641

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Gas Utilities — 2.0%

ONE Gas, Inc.	15,999	$1,273,520

		$1,273,520

Health Care Equipment & Supplies — 7.5%

ICU Medical, Inc.(1)	7,589	$1,742,662

Integra LifeSciences Holdings Corp.(1)	15,788	712,039

Masimo Corp.(1)	6,265	672,673

West Pharmaceutical Services, Inc.	10,900	1,068,527

Wright Medical Group NV(1)	18,534	504,495

		$4,700,396

Health Care Providers & Services — 4.0%

Addus HomeCare Corp.(1)	9,600	$651,648

Amedisys, Inc.(1)	7,347	860,407

Chemed Corp.	2,588	733,128

R1 RCM, Inc.(1)	29,766	236,640

		$2,481,823

Household Products — 1.6%

Central Garden & Pet Co., Class A(1)	32,159	$1,004,969

		$1,004,969

Insurance — 4.9%

AMERISAFE, Inc.	9,155	$518,997

First American Financial Corp.	16,230	724,507

Horace Mann Educators Corp.	24,409	914,117

Kinsale Capital Group, Inc.	4,058	225,462

RLI Corp.	9,939	685,692

		$3,068,775

Interactive Media & Services — 1.1%

Eventbrite, Inc., Class A(1)	25,158	$699,644

		$699,644

IT Services — 4.6%

Conduent, Inc.(1)	41,567	$441,857

CSG Systems International, Inc.	26,566	844,002

Euronet Worldwide, Inc.(1)	15,394	1,576,038

		$2,861,897

Leisure Products — 0.7%

Brunswick Corp.	9,526	$442,483

		$442,483

Security	Shares	Value

Machinery — 3.8%

Milacron Holdings Corp.(1)	57,463	$683,235

RBC Bearings, Inc.(1)	5,440	713,184

Woodward, Inc.	13,614	1,011,384

		$2,407,803

Marine — 1.6%

Kirby Corp.(1)	14,646	$986,555

		$986,555

Oil, Gas & Consumable Fuels — 1.3%

Gulfport Energy Corp.(1)	30,278	$198,321

Jagged Peak Energy, Inc.(1)	20,524	187,179

PDC Energy, Inc.(1)	13,734	408,724

		$794,224

Pharmaceuticals — 2.1%

Catalent, Inc.(1)	41,241	$1,285,894

		$1,285,894

Road & Rail — 1.4%

Landstar System, Inc.	9,011	$862,082

		$862,082

Software — 9.3%

ACI Worldwide, Inc.(1)	62,231	$1,721,932

Altair Engineering, Inc., Class A(1)	35,937	991,142

Blackbaud, Inc.	8,141	512,069

CDK Global, Inc.	11,972	573,219

Ceridian HCM Holding, Inc.(1)	16,785	578,915

RealPage, Inc.(1)	30,420	1,465,940

		$5,843,217

Specialty Retail — 2.3%

Floor & Decor Holdings, Inc., Class A(1)	10,783	$279,280

Hudson, Ltd., Class A(1)	14,901	255,552

Monro, Inc.	9,568	657,800

National Vision Holdings, Inc.(1)	8,669	244,206

		$1,436,838

Textiles, Apparel & Luxury Goods — 3.5%

Columbia Sportswear Co.	11,158	$938,276

Gildan Activewear, Inc.	40,293	1,223,296

		$2,161,572

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 0.7%

Essent Group, Ltd.(1)	13,312	$455,004

		$455,004

Trading Companies & Distributors — 1.5%

Applied Industrial Technologies, Inc.	17,908	$965,958

		$965,958

Water Utilities — 0.3%

Middlesex Water Co.	3,774	$201,343

		$201,343

Total Common Stocks (identified cost $55,558,821)		$62,884,444

Short-Term Investments — 0.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.46%(2)	40,128	$40,124

Total Short-Term Investments (identified cost $40,121)		$40,124

Total Investments — 100.5% (identified cost $55,598,942)		$62,924,568

Other Assets, Less Liabilities — (0.5)%		$(344,002)

Net Assets — 100.0%		$62,580,566

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018.

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Unaffiliated investments, at value (identified cost, $55,558,821)	$62,884,444

Affiliated investment, at value (identified cost, $40,121)	40,124

Dividends receivable	52,507

Dividends receivable from affiliated investment	355

Receivable for investments sold	2,733,753

Receivable for Fund shares sold	67,109

Receivable from affiliate	19,366

Total assets	$65,797,658

Liabilities

Demand note payable	$900,000

Payable for investments purchased	138,602

Payable for Fund shares redeemed	2,025,816

Payable to affiliates:

Investment adviser fee	44,377

Administration fee	8,875

Distribution and service fees	11,445

Trustees’ fees	1,000

Accrued expenses	86,977

Total liabilities	$3,217,092

Net Assets	$62,580,566

Sources of Net Assets

Paid-in capital	$53,872,612

Distributable earnings	8,707,954

Net Assets	$62,580,566

Class A Shares

Net Assets	$19,328,648

Shares Outstanding	1,741,304

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.10

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$11.78

Class C Shares

Net Assets	$7,355,961

Shares Outstanding	808,387

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.10

Class I Shares

Net Assets	$35,096,887

Shares Outstanding	2,839,854

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.36

Class R Shares

Net Assets	$799,070

Shares Outstanding	75,235

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Dividends (net of foreign taxes, $1,231)	$917,604

Dividends from affiliated investment	10,836

Total investment income	$928,440

Expenses

Investment adviser fee	$597,546

Administration fee	119,509

Distribution and service fees

Class A	60,285

Class C	90,064

Class R	4,000

Trustees’ fees and expenses	3,734

Custodian fee	46,924

Transfer and dividend disbursing agent fees	111,902

Legal and accounting services	45,624

Printing and postage	23,884

Registration fees	47,618

Miscellaneous	16,300

Total expenses	$1,167,390

Deduct —

Allocation of expenses to affiliate	$135,514

Total expense reductions	$135,514

Net expenses	$1,031,876

Net investment loss	$(103,436)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$9,635,830

Investment transactions — affiliated investment	(27)

Net realized gain	$9,635,803

Change in unrealized appreciation (depreciation) —

Investments	$(13,461,037)

Investments — affiliated investment	40

Net change in unrealized appreciation (depreciation)	$(13,460,997)

Net realized and unrealized loss	$(3,825,194)

Net decrease in net assets from operations	$(3,928,630)

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment loss	$(103,436)	$(301,249)

Net realized gain	9,635,803	7,351,539

Net change in unrealized appreciation (depreciation)	(13,460,997)	3,901,554

Net increase (decrease) in net assets from operations	$(3,928,630)	$10,951,844

Distributions to shareholders(1)

Class A	$(2,254,742)	$(2,614,958)

Class C	(1,016,241)	(1,183,862)

Class I	(3,938,296)	(4,242,331)

Class R	(91,038)	(73,491)

Total distributions to shareholders	$(7,300,317)	$(8,114,642)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$3,623,121	$4,452,831

Class B	—	35,944

Class C	2,116,310	2,917,320

Class I	6,703,355	15,021,565

Class R	400,213	234,533

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,180,383	2,455,295

Class C	974,220	1,108,865

Class I	3,791,027	4,063,024

Class R	91,038	73,491

Cost of shares redeemed

Class A	(7,937,543)	(14,244,785)

Class B	—	(112,082)

Class C	(3,747,056)	(4,575,223)

Class I	(14,858,960)	(10,011,521)

Class R	(265,029)	(171,692)

Net asset value of shares exchanged

Class A	—	111,870

Class B	—	(111,870)

Net asset value of shares merged*

Class A	—	878,745

Class B	—	(878,745)

Net increase (decrease) in net assets from Fund share transactions	$(6,928,921)	$1,247,565

Net increase (decrease) in net assets	$(18,157,868)	$4,084,767

Net Assets

At beginning of year	$80,738,434	$76,653,667

At end of year	$62,580,566	$80,738,434 (2)

(1)

For the year ended December 31, 2017, the source of distributions was from net realized gain. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $817 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

*	At the close of business on April 27, 2017, Class B shares were merged into Class A shares.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2018

Financial Highlights

	Class A

	Year Ended December 31,
	2018		2017		2016	2015	2014

Net asset value — Beginning of year	$13.150		$12.740		$12.200	$15.320	$18.040

Income (Loss) From Operations

Net investment loss(1)	$(0.026)		$(0.057)		$(0.053)	$(0.078)	$(0.078)

Net realized and unrealized gain (loss)	(0.660)		1.916		2.361	(0.205)	0.618

Total income (loss) from operations	$(0.686)		$1.859		$2.308	$(0.283)	$0.540

Less Distributions

From net realized gain	$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Total distributions	$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Net asset value — End of year	$11.100		$13.150		$12.740	$12.200	$15.320

Total Return(2)	(5.81	)%(3)	14.91	%(3)	19.32%	(2.78)%	3.77	%(4)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$19,329		$24,865		$30,174	$26,391	$29,536

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.35	%(3)	1.42	%(3)	1.52%	1.43%	1.39%

Net investment loss	(0.19)%		(0.43)%		(0.43)%	(0.52)%	(0.44)%

Portfolio Turnover	44%		50%		76%	71%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.17% and 0.10% of average daily net assets for the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2018

Financial Highlights — continued

	Class C

	Year Ended December 31,
	2018		2017		2016	2015	2014

Net asset value — Beginning of year	$11.110		$11.040		$10.850	$14.040	$16.930

Income (Loss) From Operations

Net investment loss(1)	$(0.108)		$(0.133)		$(0.129)	$(0.173)	$(0.198)

Net realized and unrealized gain (loss)	(0.538)		1.652		2.087	(0.180)	0.568

Total income (loss) from operations	$(0.646)		$1.519		$1.958	$(0.353)	$0.370

Less Distributions

From net realized gain	$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Total distributions	$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Net asset value — End of year	$9.100		$11.110		$11.040	$10.850	$14.040

Total Return(2)	(6.52	)%(3)	14.11	%(3)	18.47%	(3.59)%	3.02	%(4)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$7,356		$9,565		$10,001	$9,040	$10,883

Ratios (as a percentage of average daily net assets):

Expenses(5)	2.10	%(3)	2.17	%(3)	2.27%	2.18%	2.14%

Net investment loss	(0.94)%		(1.17)%		(1.18)%	(1.27)%	(1.18)%

Portfolio Turnover	44%		50%		76%	71%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.17% and 0.10% of average daily net assets for the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

14	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2018

Financial Highlights — continued

	Class I

	Year Ended December 31,
	2018		2017		2016	2015	2014

Net asset value — Beginning of year	$14.450		$13.840		$13.080	$16.190	$18.840

Income (Loss) From Operations

Net investment income (loss)(1)	$0.010		$(0.022)		$(0.027)	$(0.043)	$(0.040)

Net realized and unrealized gain (loss)	(0.736)		2.081		2.555	(0.230)	0.650

Total income (loss) from operations	$(0.726)		$2.059		$2.528	$(0.273)	$0.610

Less Distributions

From net realized gain	$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Total distributions	$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Net asset value — End of year	$12.360		$14.450		$13.840	$13.080	$16.190

Total Return(2)	(5.57	)%(3)	15.17	%(3)	19.70%	(2.57)%	3.99	%(4)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$35,097		$45,587		$34,888	$52,335	$74,510

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.10	%(3)	1.16	%(3)	1.27%	1.18%	1.13%

Net investment income (loss)	0.07%		(0.15)%		(0.21)%	(0.27)%	(0.22)%

Portfolio Turnover	44%		50%		76%	71%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.17% and 0.10% of average daily net assets for the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

15	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2018

Financial Highlights — continued

	Class R

	Year Ended December 31,
	2018		2017		2016	2015	2014

Net asset value — Beginning of year	$12.670		$12.350		$11.900	$15.050	$17.820

Income (Loss) From Operations

Net investment loss(1)	$(0.053)		$(0.084)		$(0.078)	$(0.113)	$(0.111)

Net realized and unrealized gain (loss)	(0.633)		1.853		2.296	(0.200)	0.601

Total income (loss) from operations	$(0.686)		$1.769		$2.218	$(0.313)	$0.490

Less Distributions

From net realized gain	$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Total distributions	$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Net asset value — End of year	$10.620		$12.670		$12.350	$11.900	$15.050

Total Return(2)	(6.04	)%(3)	14.64	%(3)	19.04%	(3.05)%	3.54	%(4)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$799		$722		$567	$289	$305

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.60	%(3)	1.66	%(3)	1.77%	1.68%	1.63%

Net investment loss	(0.40)%		(0.66)%		(0.64)%	(0.77)%	(0.63)%

Portfolio Turnover	44%		50%		76%	71%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.17% and 0.10% of average daily net assets for the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

16	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on April 27, 2017, Class B shares were merged into Class A shares. Effective January 25, 2019, Class C shares generally will automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

17

Eaton Vance

Small-Cap Fund

December 31, 2018

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017

Ordinary income	$973,145	$1,523,720

Long-term capital gains	$6,327,172	$6,590,922

During the year ended December 31, 2018, distributable earnings was decreased by $800,576 and paid-in capital was increased by $800,576 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed long-term capital gains	$1,660,899

Post October capital losses	$(197,131)

Net unrealized appreciation	$7,244,186

At December 31, 2018, the Fund had a net capital loss of $197,131 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,680,382

Gross unrealized appreciation	$11,981,950

Gross unrealized depreciation	(4,737,764)

Net unrealized appreciation	$7,244,186

18

Eaton Vance

Small-Cap Fund

December 31, 2018

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended December 31, 2018, the Fund’s investment adviser fee amounted to $597,546 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2018, the administration fee amounted to $119,509.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.35%, 2.10%, 1.10% and 1.60% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. Pursuant to this agreement, EVM was allocated $135,514 of the Fund’s operating expenses for the year ended December 31, 2018. Effective January 1, 2019, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.21%, 1.96%, 0.96% and 1.46% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, EVM earned $25,305 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,903 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2018. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2018 amounted to $60,285 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2018, the Fund paid or accrued to EVD $67,548 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2018, the Fund paid or accrued to EVD $2,000 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2018 amounted to $22,516 and $2,000 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended December 31, 2018, the Fund was informed that EVD received less than $100 and approximately $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

19

Eaton Vance

Small-Cap Fund

December 31, 2018

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $34,214,879 and $47,688,849, respectively, for the year ended December 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2018	2017

Sales	258,149	338,548

Issued to shareholders electing to receive payments of distributions in Fund shares	185,092	187,923

Redemptions	(593,147)	(1,077,773)

Merger from Class B shares	—	65,809

Exchange from Class B shares	—	8,496

Net decrease	(149,906)	(476,997)

	Year Ended December 31,
Class B	2018	2017(1)

Sales	—	2,995

Issued to shareholders electing to receive payments of distributions in Fund shares	—	—

Redemptions	—	(9,372)

Merger to Class A shares	—	(71,490)

Exchange to Class A shares	—	(9,223)

Net increase (decrease)	—	(87,090)

	Year Ended December 31,
Class C	2018	2017

Sales	186,200	256,377

Issued to shareholders electing to receive payments of distributions in Fund shares	100,851	100,048

Redemptions	(339,855)	(400,759)

Net decrease	(52,804)	(44,334)

	Year Ended December 31,
Class I	2018	2017

Sales	440,035	1,049,947

Issued to shareholders electing to receive payments of distributions in Fund shares	288,950	283,726

Redemptions	(1,044,718)	(699,288)

Net increase (decrease)	(315,733)	634,385

20

Eaton Vance

Small-Cap Fund

December 31, 2018

Notes to Financial Statements — continued

	Year Ended December 31,
Class R	2018	2017

Sales	30,244	18,555

Issued to shareholders electing to receive payments of distributions in Fund shares	8,071	5,836

Redemptions	(20,029)	(13,358)

Net increase	18,286	11,033

(1)	Offering of Class B shares was discontinued during the year ended December 31, 2017 (see Note 1).

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2018, the Fund had a balance outstanding pursuant to this line of credit of $900,000 at an interest rate of 3.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2018. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2018. The Fund’s average borrowings or allocated fees during the year ended December 31, 2018 were not significant.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$62,884,444	*	$—	$—	$62,884,444

Short-Term Investments	—		40,124	—	40,124

Total Investments	$62,884,444		$40,124	$—	$62,924,568

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

21

Eaton Vance

Small-Cap Fund

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Small-Cap Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

22

Eaton Vance

Small-Cap Fund

December 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2019 showed the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2018, the Fund designates approximately $719,558, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 58.69% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $8,795,601 or, if subsequently determined to be different, the net capital gain of such year.

23

Eaton Vance

Small-Cap Fund

December 31, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	4,474,040	233,761

Keith Quinton	4,464,734	243,067

Marcus L. Smith	4,464,734	243,067

Susan J. Sutherland	4,474,040	233,761

Scott E. Wennerholm	4,468,983	238,817

Results are rounded to the nearest whole number.

24

Eaton Vance

Small-Cap Fund

December 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

25

Eaton Vance

Small-Cap Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

26

Eaton Vance

Small-Cap Fund

December 31, 2018

Management and Organization — continued

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

164    12.31.18

Eaton Vance

Special Equities Fund

Annual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2018

Eaton Vance

Special Equities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Special Meeting of Shareholders	22

Management and Organization	23

Important Notices	26

Eaton Vance

Special Equities Fund

December 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock indexes declined during the 12-month period ended December 31, 2018, as a sharp downturn in the final quarter of the year erased earlier gains.

U.S. stocks opened the period on an upswing, as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.

In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.

U.S. stocks bounced back during the summer months led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of the period amid global trade war fears and sagging economies in China and Europe. Despite a partial rebound in the final days of the period, the U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.

Amid investor worries, however, U.S. economic data remained largely positive during the period, prompting the U.S. Federal Reserve (the Fed) to raise the federal funds rate in December 2018 for the fourth time during the period. Since then, the Fed has indicated that it may reconsider its planned 2019 rate hikes.

For the 12-month period ended December 31, 2018, the blue-chip Dow Jones Industrial Average®2 declined 3.48%, while the broader U.S. equity market represented by the S&P 500® Index fell 4.38%. The technology-laden NASDAQ Composite Index fell 2.84% during the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Fund Performance

For the 12-month period ended December 31, 2018, Eaton Vance Special Equities Fund (the Fund) returned –4.95% for Class A shares at net asset value (NAV), outperforming its benchmark, the Russell 2500™ Index (the Index), which returned –10.00%.

The Fund outperformed the Index largely due to stock selections. Sector and industry allocations also made a positive contribution to Fund performance relative to the Index. Of the 11 market sectors in the Index, the Fund recorded positive returns in seven sectors. The Index had positive returns in two sectors.

The health care sector contributed the most to relative Fund performance versus the Index due to stock selections. Within the sector, the health care providers & services industry delivered notable results during the period. The Fund’s top-performing stock, home health services provider Amedisys, Inc., benefited from strong organic growth and a more favorable government regulatory environment. An underweight position in the biotechnology industry also aided relative Fund performance, as the industry lagged during the period.

In the outperforming consumer discretionary sector, an overweight position in the diversified consumer services industry aided Fund results versus the Index during the period. Grand Canyon Education, Inc., a provider of post-secondary education services, was among the Fund’s stock leaders as it recorded strong earnings growth and unlocked value by converting to a technology services company. In the same industry, ServiceMaster Global Holdings, Inc., a pest control leader, also outperformed the Index after a spin-off of its home warranty business.

In the textile, apparel and leisure industry, shares of Gildan Activewear, Inc., an apparel manufacturer, rose after the company gained a major new customer. The materials sector contributed to Fund performance relative to the Index due to stock selections and an underweight position — in particular, a lack of exposure to the depressed metals & mining industry.

Conversely, financials was the weakest-performing sector versus the Index during the period. In the lagging banking industry, Sterling Bancorp and Texas Capital Bancshares, Inc. were among the Fund’s weakest stocks. Both banks suffered from slowing loan growth and tightening net interest margins. The capital markets industry was also a notable laggard during the period.

The industrials sector also dragged down relative Fund returns due to stock selections and an overweight position. In the commercial services & supplies industry, consumer-product label supplier Multi-Color Corp. was the Fund’s weakest stock after poor results and an unfavorable reaction to a major acquisition. In the same industry, shares of check printer Deluxe Corp. declined following the departure of its long-tenured CEO. Deluxe Corp. was sold during the period.

An underweight position in the communication services sector also detracted from relative Fund performance during the period. In particular, the Fund’s lack of exposure to the outperforming entertainment industry dragged down relative Fund returns.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Special Equities Fund

December 31, 2018

Performance2,3

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	–4.95%	4.56%	11.28%
Class A with 5.75% Maximum Sales Charge	—	—	–10.40	3.32	10.63
Class C at NAV	11/17/1994	04/22/1968	–5.66	3.77	10.45
Class C with 1% Maximum Sales Charge	—	—	–6.52	3.77	10.45
Class I at NAV	07/29/2011	04/22/1968	–4.67	4.83	11.50
Russell 2500™ Index	—	—	–10.00%	5.14%	13.14%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.37%	2.12%	1.12%
Net			1.35	2.10	1.10

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2008	$27,034	N.A.
Class I	$250,000	12/31/2008	$742,909	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Special Equities Fund

December 31, 2018

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

ACI Worldwide, Inc.	2.7%

RealPage, Inc.	2.4

Grand Canyon Education, Inc.	2.0

Hexcel Corp.	2.0

Gildan Activewear, Inc.	2.0

Black Knight, Inc.	1.9

Performance Food Group Co.	1.9

Dolby Laboratories, Inc., Class A	1.8

Euronet Worldwide, Inc.	1.8

Altair Engineering, Inc., Class A	1.7

Total	20.2%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Special Equities Fund

December 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Special Equities Fund

December 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (7/1/18 – 12/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$887.50	$6.42	**	1.35%
Class C	$1,000.00	$884.00	$9.97	**	2.10%
Class I	$1,000.00	$888.80	$5.24	**	1.10%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.87	**	1.35%
Class C	$1,000.00	$1,014.60	$10.66	**	2.10%
Class I	$1,000.00	$1,019.70	$5.60	**	1.10%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Special Equities Fund

December 31, 2018

Portfolio of Investments

Common Stocks — 100.3%
Security	Shares	Value

Aerospace & Defense — 3.0%

Hexcel Corp.	14,351	$822,886

Mercury Systems, Inc.(1)	8,916	421,638

		$1,244,524

Auto Components — 0.6%

Visteon Corp.(1)	4,240	$255,587

		$255,587

Banks — 5.9%

Columbia Banking System, Inc.	5,480	$198,869

First Republic Bank	4,913	426,940

Sterling Bancorp	29,013	479,005

Stock Yards Bancorp, Inc.	11,375	373,100

Texas Capital Bancshares, Inc.(1)	7,905	403,866

Western Alliance Bancorp(1)	5,590	220,749

Wintrust Financial Corp.	4,527	301,000

		$2,403,529

Biotechnology — 0.5%

Ligand Pharmaceuticals, Inc.(1)	1,605	$217,798

		$217,798

Building Products — 0.4%

Trex Co., Inc.(1)	2,990	$177,486

		$177,486

Capital Markets — 2.2%

Cohen & Steers, Inc.	19,204	$659,081

Lazard, Ltd., Class A	6,358	234,674

		$893,755

Chemicals — 3.8%

Balchem Corp.	5,757	$451,061

NewMarket Corp.	1,260	519,233

Valvoline, Inc.	31,310	605,849

		$1,576,143

Commercial Services & Supplies — 3.6%

Brink’s Co. (The)	8,291	$536,013

Copart, Inc.(1)	4,675	223,372

Multi-Color Corp.	12,890	452,310

Viad Corp.	5,520	276,497

		$1,488,192

Security	Shares	Value

Containers & Packaging — 0.7%

Ball Corp.	5,935	$272,891

		$272,891

Distributors — 0.4%

Pool Corp.	1,190	$176,894

		$176,894

Diversified Consumer Services — 4.3%

Bright Horizons Family Solutions, Inc.(1)	2,229	$248,422

Grand Canyon Education, Inc.(1)	8,688	835,264

ServiceMaster Global Holdings, Inc.(1)	18,950	696,223

		$1,779,909

Electric Utilities — 2.6%

ALLETE, Inc.	3,875	$295,353

Alliant Energy Corp.	9,839	415,698

Pinnacle West Capital Corp.	4,177	355,880

		$1,066,931

Electrical Equipment — 3.2%

AMETEK, Inc.	10,335	$699,680

EnerSys	7,682	596,200

		$1,295,880

Electronic Equipment, Instruments & Components — 1.8%

Dolby Laboratories, Inc., Class A	12,206	$754,819

		$754,819

Energy Equipment & Services — 0.4%

Oceaneering International, Inc.(1)	14,220	$172,062

		$172,062

Equity Real Estate Investment Trusts (REITs) — 10.7%

Acadia Realty Trust	13,270	$315,295

American Homes 4 Rent, Class A	18,105	359,384

CubeSmart	18,562	532,544

Douglas Emmett, Inc.	7,540	257,340

EastGroup Properties, Inc.	5,455	500,387

Essex Property Trust, Inc.	1,771	434,267

Federal Realty Investment Trust	2,144	253,078

Healthcare Realty Trust, Inc.	11,450	325,638

National Retail Properties, Inc.	9,925	481,462

Paramount Group, Inc.	32,609	409,569

7	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)

Rexford Industrial Realty, Inc.	17,340	$511,010

		$4,379,974

Food & Staples Retailing — 1.9%

Performance Food Group Co.(1)	23,683	$764,250

		$764,250

Food Products — 0.3%

J&J Snack Foods Corp.	875	$126,516

		$126,516

Gas Utilities — 1.3%

ONE Gas, Inc.	6,595	$524,962

		$524,962

Health Care Equipment & Supplies — 7.4%

Cooper Cos., Inc. (The)	1,216	$309,472

ICU Medical, Inc.(1)	2,683	616,097

Integra LifeSciences Holdings Corp.(1)	7,874	355,118

Masimo Corp.(1)	3,330	357,542

Teleflex, Inc.	2,294	592,953

West Pharmaceutical Services, Inc.	5,179	507,697

Wright Medical Group NV(1)	10,155	276,419

		$3,015,298

Health Care Providers & Services — 2.9%

Addus HomeCare Corp.(1)	4,775	$324,127

Amedisys, Inc.(1)	4,100	480,151

Chemed Corp.	1,170	331,438

R1 RCM, Inc.(1)	8,160	64,872

		$1,200,588

Household Products — 1.4%

Central Garden & Pet Co., Class A(1)	17,717	$553,656

		$553,656

Insurance — 4.2%

AMERISAFE, Inc.	3,645	$206,635

First American Financial Corp.	8,101	361,629

Horace Mann Educators Corp.	14,640	548,268

Kinsale Capital Group, Inc.	2,140	118,898

RLI Corp.	7,142	492,727

		$1,728,157

Security	Shares	Value

Interactive Media & Services — 1.1%

Eventbrite, Inc., Class A(1)	16,176	$449,855

		$449,855

IT Services — 5.3%

Black Knight, Inc.(1)	17,087	$769,940

Conduent, Inc.(1)	21,595	229,555

CSG Systems International, Inc.	13,844	439,824

Euronet Worldwide, Inc.(1)	7,171	734,167

		$2,173,486

Leisure Products — 0.7%

Brunswick Corp.	6,205	$288,222

		$288,222

Machinery — 2.6%

Milacron Holdings Corp.(1)	26,488	$314,942

RBC Bearings, Inc.(1)	1,951	255,776

Woodward, Inc.	6,415	476,571

		$1,047,289

Marine — 1.2%

Kirby Corp.(1)	7,088	$477,448

		$477,448

Multi-Utilities — 1.2%

CMS Energy Corp.	10,295	$511,147

		$511,147

Oil, Gas & Consumable Fuels — 2.5%

Diamondback Energy, Inc.	6,565	$608,576

Gulfport Energy Corp.(1)	9,745	63,830

Jagged Peak Energy, Inc.(1)	9,794	89,321

PDC Energy, Inc.(1)	8,265	245,966

		$1,007,693

Pharmaceuticals — 2.4%

Catalent, Inc.(1)	17,475	$544,871

Jazz Pharmaceuticals PLC(1)	3,670	454,933

		$999,804

Road & Rail — 2.1%

Kansas City Southern	6,115	$583,677

Landstar System, Inc.	2,915	278,878

		$862,555

8	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Software — 9.1%

ACI Worldwide, Inc.(1)	39,793	$1,101,072

Altair Engineering, Inc., Class A(1)	25,602	706,103

Blackbaud, Inc.	4,730	297,517

CDK Global, Inc.	8,215	393,334

Ceridian HCM Holding, Inc.(1)	6,736	232,325

RealPage, Inc.(1)	20,748	999,846

		$3,730,197

Specialty Retail — 3.1%

Floor & Decor Holdings, Inc., Class A(1)	6,240	$161,616

Hudson, Ltd., Class A(1)	9,700	166,355

Monro, Inc.	4,500	309,375

National Vision Holdings, Inc.(1)	5,645	159,019

Tractor Supply Co.	5,820	485,621

		$1,281,986

Textiles, Apparel & Luxury Goods — 3.2%

Columbia Sportswear Co.	5,725	$481,415

Gildan Activewear, Inc.	26,975	818,961

		$1,300,376

Thrifts & Mortgage Finance — 0.6%

Essent Group, Ltd.(1)	7,169	$245,036

		$245,036

Trading Companies & Distributors — 1.5%

Applied Industrial Technologies, Inc.	11,219	$605,153

		$605,153

Water Utilities — 0.2%

Middlesex Water Co.	1,805	$96,297

		$96,297

Total Common Stocks (identified cost $37,377,249)		$41,146,345

Short-Term Investments — 0.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.46%(2)	353,753	$353,718

Total Short-Term Investments (identified cost $353,713)		$353,718

Total Investments — 101.1% (identified cost $37,730,962)		$41,500,063

Other Assets, Less Liabilities — (1.1)%		$(462,037)

Net Assets — 100.0%		$41,038,026

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018.

9	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Unaffiliated investments, at value (identified cost, $37,377,249)	$41,146,345

Affiliated investment, at value (identified cost, $353,713)	353,718

Dividends receivable	36,067

Dividends receivable from affiliated investment	470

Receivable for Fund shares sold	20,958

Total assets	$41,557,558

Liabilities

Payable for investments purchased	$218,716

Payable for Fund shares redeemed	197,531

Payable to affiliates:

Investment adviser fee	22,193

Distribution and service fees	7,630

Trustees’ fees	645

Other	1,536

Accrued expenses	71,281

Total liabilities	$519,532

Net Assets	$41,038,026

Sources of Net Assets

Paid-in capital	$36,775,789

Distributable earnings	4,262,237

Net Assets	$41,038,026

Class A Shares

Net Assets	$28,418,983

Shares Outstanding	1,433,866

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$19.82

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$21.03

Class C Shares

Net Assets	$1,460,621

Shares Outstanding	84,274

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$17.33

Class I Shares

Net Assets	$11,158,422

Shares Outstanding	548,977

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$20.33

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Dividends (net of foreign taxes, $740)	$550,670

Dividends from affiliated investment	12,734

Total investment income	$563,404

Expenses

Investment adviser fee	$292,862

Distribution and service fees

Class A	82,267

Class C	21,399

Trustees’ fees and expenses	2,364

Custodian fee	39,456

Transfer and dividend disbursing agent fees	79,823

Legal and accounting services	41,080

Printing and postage	18,400

Registration fees	34,835

Miscellaneous	13,600

Total expenses	$626,086

Deduct —

Allocation of expenses to affiliates	$7,091

Total expense reductions	$7,091

Net expenses	$618,995

Net investment loss	$(55,591)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$4,591,787

Investment transactions — affiliated investment	(47)

Net realized gain	$4,591,740

Change in unrealized appreciation (depreciation) —

Investments	$(6,520,827)

Investments — affiliated investment	74

Net change in unrealized appreciation (depreciation)	$(6,520,753)

Net realized and unrealized loss	$(1,929,013)

Net decrease in net assets from operations	$(1,984,604)

11	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment loss	$(55,591)	$(133,829)

Net realized gain	4,591,740	2,719,251

Net change in unrealized appreciation (depreciation)	(6,520,753)	3,736,549

Net increase (decrease) in net assets from operations	$(1,984,604)	$6,321,971

Distributions to shareholders(1)

Class A	$(2,501,084)	$(2,250,679)

Class C	(152,745)	(170,691)

Class I	(936,941)	(748,940)

Total distributions to shareholders	$(3,590,770)	$(3,170,310)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,157,319	$3,689,532

Class C	187,769	309,569

Class I	3,283,176	7,001,138

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,050,820	1,888,108

Class C	150,290	167,311

Class I	927,608	570,718

Cost of shares redeemed

Class A	(3,300,392)	(7,524,476)

Class C	(902,688)	(685,772)

Class I	(2,796,758)	(2,986,506)

Net increase in net assets from Fund share transactions	$757,144	$2,429,622

Net increase (decrease) in net assets	$(4,818,230)	$5,581,283

Net Assets

At beginning of year	$45,856,256	$40,274,973

At end of year	$41,038,026	$45,856,256 (2)

(1)

For the year ended December 31, 2017, the source of distributions was from net realized gain. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $6,934 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

12	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2018

Financial Highlights

	Class A

	Year Ended December 31,
	2018		2017		2016	2015	2014

Net asset value — Beginning of year	$22.700		$21.100		$19.550	$22.460	$22.070

Income (Loss) From Operations

Net investment loss(1)	$(0.036)		$(0.070)		$(0.058)	$(0.111)	$(0.113)

Net realized and unrealized gain (loss)	(0.982)		3.281		3.025	(0.539)	0.503

Total income (loss) from operations	$(1.018)		$3.211		$2.967	$(0.650)	$0.390

Less Distributions

From net realized gain	$(1.862)		$(1.611)		$(1.417)	$(2.260)	$—

Total distributions	$(1.862)		$(1.611)		$(1.417)	$(2.260)	$—

Net asset value — End of year	$19.820		$22.700		$21.100	$19.550	$22.460

Total Return(2)	(4.95	)%(3)	15.38	%(3)	15.44%	(2.99)%	1.77%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$28,419		$32,397		$32,005	$30,930	$35,786

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.35	%(3)	1.36	%(3)	1.41%	1.32%	1.31%

Net investment loss	(0.15)%		(0.32)%		(0.29)%	(0.48)%	(0.52)%

Portfolio Turnover	41%		65%		67%	83%	55%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.02% and 0.01% of average daily net assets for the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2018

Financial Highlights — continued

	Class C

	Year Ended December 31,
	2018		2017		2016	2015	2014

Net asset value — Beginning of year	$20.230		$19.110		$17.960	$20.970	$20.760

Income (Loss) From Operations

Net investment loss(1)	$(0.195)		$(0.215)		$(0.191)	$(0.262)	$(0.260)

Net realized and unrealized gain (loss)	(0.843)		2.946		2.758	(0.488)	0.470

Total income (loss) from operations	$(1.038)		$2.731		$2.567	$(0.750)	$0.210

Less Distributions

From net realized gain	$(1.862)		$(1.611)		$(1.417)	$(2.260)	$—

Total distributions	$(1.862)		$(1.611)		$(1.417)	$(2.260)	$—

Net asset value — End of year	$17.330		$20.230		$19.110	$17.960	$20.970

Total Return(2)	(5.66	)%(3)	14.46	%(3)	14.57%	(3.68)%	1.01%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,461		$2,243		$2,316	$2,925	$2,913

Ratios (as a percentage of average daily net assets):

Expenses(4)	2.10	%(3)	2.11	%(3)	2.16%	2.06%	2.06%

Net investment loss	(0.93)%		(1.07)%		(1.05)%	(1.22)%	(1.26)%

Portfolio Turnover	41%		65%		67%	83%	55%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.02% and 0.01% of average daily net assets for the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

14	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2018

Financial Highlights — continued

	Class I

	Year Ended December 31,
	2018		2017		2016	2015	2014

Net asset value — Beginning of year	$23.170		$21.460		$19.820	$22.670	$22.220

Income (Loss) From Operations

Net investment income (loss)(1)	$0.028		$(0.010)		$(0.009)	$(0.047)	$(0.056)

Net realized and unrealized gain (loss)	(1.006)		3.331		3.066	(0.543)	0.506

Total income (loss) from operations	$(0.978)		$3.321		$3.057	$(0.590)	$0.450

Less Distributions

From net realized gain	$(1.862)		$(1.611)		$(1.417)	$(2.260)	$—

Total distributions	$(1.862)		$(1.611)		$(1.417)	$(2.260)	$—

Net asset value — End of year	$20.330		$23.170		$21.460	$19.820	$22.670

Total Return(2)	(4.67	)%(3)	15.63	%(3)	15.69%	(2.70)%	2.03%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$11,158		$11,216		$5,954	$9,087	$19,636

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.10	%(3)	1.11	%(3)	1.16%	1.07%	1.06%

Net investment income (loss)	0.12%		(0.04)%		(0.05)%	(0.20)%	(0.25)%

Portfolio Turnover	41%		65%		67%	83%	55%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.02% and 0.01% of average daily net assets for the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

15	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Effective January 25, 2019, Class C shares generally will automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund

16

Eaton Vance

Special Equities Fund

December 31, 2018

Notes to Financial Statements — continued

shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017

Ordinary income	$578,280	$677,123

Long-term capital gains	$3,012,490	$2,493,187

During the year ended December 31, 2018, distributable earnings was decreased by $174,651 and paid-in capital was increased by $174,651 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$94,634

Undistributed long-term capital gains	$390,273

Net unrealized appreciation	$3,777,330

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,722,733

Gross unrealized appreciation	$6,795,846

Gross unrealized depreciation	(3,018,516)

Net unrealized appreciation	$3,777,330

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2018, the Fund’s investment adviser fee amounted to $292,862. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through April 30, 2019. Thereafter, the

17

Eaton Vance

Special Equities Fund

December 31, 2018

Notes to Financial Statements — continued

reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $7,091 of the Fund’s operating expenses for the year ended December 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, EVM earned $31,049 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,683 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2018 amounted to $82,267 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2018, the Fund paid or accrued to EVD $16,049 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2018 amounted to $5,350 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2018, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $18,684,422 and $20,967,334, respectively, for the year ended December 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2018	2017

Sales	51,058	167,494

Issued to shareholders electing to receive payments of distributions in Fund shares	97,565	84,043

Redemptions	(142,160)	(340,791)

Net increase (decrease)	6,463	(89,254)

18

Eaton Vance

Special Equities Fund

December 31, 2018

Notes to Financial Statements — continued

	Year Ended December 31,
Class C	2018	2017

Sales	8,747	15,591

Issued to shareholders electing to receive payments of distributions in Fund shares	8,172	8,340

Redemptions	(43,525)	(34,265)

Net decrease	(26,606)	(10,334)

	Year Ended December 31,
Class I	2018	2017

Sales	138,332	313,156

Issued to shareholders electing to receive payments of distributions in Fund shares	43,044	24,916

Redemptions	(116,436)	(131,500)

Net increase	64,940	206,572

At December 31, 2018, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned 16.5% of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2018.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$41,146,345	*	$—	$—	$41,146,345

Short-Term Investments	—		353,718	—	353,718

Total Investments	$41,146,345		$353,718	$—	$41,500,063

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

19

Eaton Vance

Special Equities Fund

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Special Equities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Special Equities Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

20

Eaton Vance

Special Equities Fund

December 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2019 showed the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2018, the Fund designates approximately $402,776, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 36.19% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $3,546,279 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

Special Equities Fund

December 31, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

Nominee for Trustee	Number of Shares
	For	Withheld

Mark R. Fetting	838,540	6,649

Keith Quinton	839,674	5,514

Marcus L. Smith	839,674	5,514

Susan J. Sutherland	839,674	5,514

Scott E. Wennerholm	838,226	6,962

Results are rounded to the nearest whole number.

22

Eaton Vance

Special Equities Fund

December 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

23

Eaton Vance

Special Equities Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

24

Eaton Vance

Special Equities Fund

December 31, 2018

Management and Organization — continued

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

172    12.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Balanced Fund, Eaton Vance Core Bond Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Greater India Fund, Eaton Vance Growth Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Real Estate Fund, Eaton Vance Small-Cap Fund and Eaton Vance Special Equities Fund (the “Fund(s)”) are series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 14 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended December 31, 2017 and December 31, 2018 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Balanced Fund

Fiscal Years Ended	12/31/17	12/31/18
Audit Fees	$24,140	$24,140
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,351	$17,401
All Other Fees(3)	$0	$0

Total	$41,491	$41,541

Eaton Vance Core Bond Fund

Fiscal Years Ended	12/31/17	12/31/18
Audit Fees	$15,050	$15,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,101	$12,101
All Other Fees(3)	$0	$0

Total	$27,151	$27,151

Eaton Vance Dividend Builder Fund

Fiscal Years Ended	12/31/17	12/31/18
Audit Fees	$28,930	$47,020
Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$11,640	$15,790
All Other Fees(3)	$0	$0

Total	$40,570	$62,810

Eaton Vance Greater India Fund

Fiscal Years Ended	12/31/17	12/31/18
Audit Fees	$16,150	$16,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,989	$9,989
All Other Fees(3)	$0	$0

Total	$26,139	$26,139

Eaton Vance Growth Fund

Fiscal Years Ended	12/31/17	12/31/18
Audit Fees	$17,980	$34,980
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,558	$13,719
All Other Fees(3)	$0	$0

Total	$26,538	$48,699

Eaton Vance Large-Cap Value Fund

Fiscal Years Ended	12/31/17	12/31/18
Audit Fees	$25,140	$48,270
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,390	$16,545
All Other Fees(3)	$0	$0

Total	$35,530	$64,815

Eaton Vance Real Estate Fund

Fiscal Years Ended	12/31/17	12/31/18
Audit Fees	$32,380	$32,380
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,792	$12,842
All Other Fees(3)	$0	$0

Total	$45,172	$45,222

Eaton Vance Small-Cap Fund

Fiscal Years Ended	12/31/17	12/31/18
Audit Fees	$32,640	$32,640
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,690	$11,740
All Other Fees(3)	$0	$0

Total	$44,330	$44,380

Eaton Vance Special Equities Fund

Fiscal Years Ended	12/31/17	12/31/18
Audit Fees	$29,060	$29,060
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,140	$11,190
All Other Fees(3)	$0	$0

Total	$40,200	$40,250

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (August 31, October 31, November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/17*	10/31/17	11/30/17	12/31/17	8/31/18	10/31/18	11/30/18	12/31/18
Audit Fees	$37,050	$100,790	$27,380	$247,830	$37,050	$127,240	$27,380	$279,690
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$13,000	$57,669	$10,711	$117,089	$10,000	$72,001	$10,761	$121,317
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$50,050	$158,459	$38,091	$364,919	$47,050	$199,241	$38,141	$401,007

*	The table presents the aggregate fees billed to the Fund for the Fund’s fiscal period from September 27, 2016 (commencement of operations) to August 31, 2017.

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/17*	10/31/17	11/30/17	12/31/17	8/31/18	10/31/18	11/30/18	12/31/18
Registrant(1)	$13,000	$57,669	$10,711	$117,089	$10,000	$72,001	$10,761	$121,317
Eaton Vance(2)	$148,018	$148,018	$148,018	$148,018	$74,355	$126,485	$126,485	$126,485

*	The table presents the aggregate fees billed to the Fund for the Fund’s fiscal period from September 27, 2016 (commencement of operations) to August 31, 2017.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019